UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2005

Date of reporting period:         September 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS
==============================


PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

COMMON STOCKS - 93.80%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 2.71%
     319,000     JONES APPAREL GROUP INCORPORATED                $    9,091,500
     205,400     VF CORPORATION                                      11,907,038

                                                                     20,998,538
                                                                 --------------

BUSINESS SERVICES - 8.54%
     454,200     MANPOWER INCORPORATED                               20,161,938
     579,000     MICROSOFT CORPORATION                               14,897,670
     248,800     OMNICOM GROUP INCORPORATED                          20,807,144
   1,481,000     PARAMETRIC TECHNOLOGY CORPORATION+                  10,322,570

                                                                     66,189,322
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.60%
     572,800     AVON PRODUCTS INCORPORATED                          15,465,600
     293,000     BRISTOL-MYERS SQUIBB COMPANY                         7,049,580
     333,300     COLGATE-PALMOLIVE COMPANY                           17,594,907
     403,600     MERCK & COMPANY INCORPORATED                        10,981,956

                                                                     51,092,043
                                                                 --------------

COMMUNICATIONS - 4.90%
     548,000     COMCAST CORPORATION+                                15,771,440
     853,100     VODAFONE GROUP PLC ADR                              22,155,007

                                                                     37,926,447
                                                                 --------------

DEPOSITORY INSTITUTIONS - 6.18%
     418,200     BANK OF AMERICA CORPORATION                         17,606,220
     358,600     JP MORGAN CHASE & COMPANY                           12,167,298
     370,270     STATE STREET CORPORATION                            18,113,608

                                                                     47,887,126
                                                                 --------------

EATING & DRINKING PLACES - 5.16%
     602,000     ARAMARK CORPORATION CLASS B                         16,079,420
     712,600     MCDONALD'S CORPORATION                              23,864,974

                                                                     39,944,394
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.48%
     667,000     FLEXTRONICS INTERNATIONAL LIMITED+                   8,570,950
     876,400     MOLEX INCORPORATED CLASS A                          22,532,244
     672,700     NOKIA OYJ ADR                                       11,375,357

                                                                     42,478,551
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.53%
     275,000     ANHEUSER-BUSCH COMPANIES INCORPORATED               11,836,000
                                                                 --------------

FURNITURE & FIXTURES - 1.47%
     563,000     LEGGETT & PLATT INCORPORATED                        11,372,600
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

GENERAL MERCHANDISE STORES - 1.16%
     820,200     BIG LOTS INCORPORATED+                          $    9,013,998
                                                                 --------------

HEALTH SERVICES - 1.76%
     285,000     HCA INCORPORATED                                    13,657,200
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.34%
       6,630     BERKSHIRE HATHAWAY INCORPORATED+                    18,106,530
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.71%
     479,000     APPLIED MATERIALS INCORPORATED                       8,123,840
     528,800     DOVER CORPORATION                                   21,569,752
     210,800     EATON CORPORATION                                   13,396,340
     398,400     PITNEY BOWES INCORPORATED                           16,629,216

                                                                     59,719,148
                                                                 --------------

INSURANCE CARRIERS - 6.39%
     301,800     ALLSTATE CORPORATION                                16,686,522
     330,300     MBIA INCORPORATED                                   20,022,786
     270,000     PRINCIPAL FINANCIAL GROUP INCORPORATED              12,789,900

                                                                     49,499,208
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 4.73%
     372,210     BAXTER INTERNATIONAL INCORPORATED                   14,840,013
     128,000     BECTON DICKINSON & COMPANY                           6,711,040
     644,000     BOSTON SCIENTIFIC CORPORATION+                      15,050,280

                                                                     36,601,333
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.87%
     542,000     HASBRO INCORPORATED                                 10,650,300
     416,900     TYCO INTERNATIONAL LIMITED                          11,610,665

                                                                     22,260,965
                                                                 --------------
MISCELLANEOUS RETAIL - 1.47%
     418,685     ZALE CORPORATION+                                   11,379,858
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.86%
     435,500     AMERICAN EXPRESS COMPANY                            25,015,120
     318,100     COUNTRYWIDE FINANCIAL CORPORATION                   10,490,938
     175,000     FREDDIE MAC                                          9,880,500

                                                                     45,386,558
                                                                 --------------

PAPER & ALLIED PRODUCTS - 1.81%
     235,900     KIMBERLY-CLARK CORPORATION                          14,043,127
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.15%
     377,300     EXXON MOBIL CORPORATION                             23,973,642
     243,100     ROYAL DUTCH SHELL PLC ADR CLASS A                   15,957,084

                                                                     39,930,726
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

PRIMARY METAL INDUSTRIES - 3.13%
     528,800     ENGELHARD CORPORATION                           $   14,758,808
     202,600     HUBBELL INCORPORATED CLASS B                         9,508,018

                                                                     24,266,826
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.69%
     190,200     GANNETT COMPANY INCORPORATED                        13,091,466
                                                                 --------------

TRANSPORTATION BY AIR - 1.57%
     139,900     FEDEX CORPORATION                                   12,189,487
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.42%
     156,920     GENERAL DYNAMICS CORPORATION                        18,759,786
                                                                 --------------

WATER TRANSPORTATION - 1.17%
     181,000     CARNIVAL CORPORATION                                 9,046,380
                                                                 --------------

TOTAL COMMON STOCKS (COST $726,733,859)                             726,677,617
                                                                 --------------

SHORT-TERM INVESTMENTS - 6.13%

MUTUAL FUND - 6.13%
  47,449,957     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++         47,449,957
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $47,449,957)                      47,449,957
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $774,183,816)*                             99.93%          $  774,127,574

OTHER ASSETS AND LIABILITIES, NET                 0.07                  568,495
                                                ------           --------------

TOTAL NET ASSETS                                100.00%          $  774,696,069
                                                ======           ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $47,449,957.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $774,969,724 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                   $  28,524,677
        GROSS UNREALIZED DEPRECIATION                     (29,366,827)
                                                        -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)      $    (824,150)
                                                        -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

COMMON STOCKS - 96.79%

APPAREL & ACCESSORY STORES - 5.16%
     144,600     NORDSTROM INCORPORATED                          $    4,962,672
     155,600     URBAN OUTFITTERS INCORPORATED+                       4,574,640

                                                                      9,537,312
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.97%
      95,700     HOME DEPOT INCORPORATED                              3,649,998
                                                                 --------------

BUSINESS SERVICES - 17.29%
     189,000     ADOBE SYSTEMS INCORPORATED                           5,641,650
      96,100     CHECKFREE CORPORATION+                               3,634,502
      86,000     EBAY INCORPORATED+                                   3,543,200
     232,900     MICROSOFT CORPORATION                                5,992,517
     286,200     ORACLE CORPORATION+                                  3,546,018
     139,300     ROBERT HALF INTERNATIONAL INCORPORATED               4,957,687
     205,100     SYMANTEC CORPORATION+                                4,647,566

                                                                     31,963,140
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.81%
      63,100     GENENTECH INCORPORATED+                              5,313,651
     105,100     GILEAD SCIENCES INCORPORATED+                        5,124,676
      98,300     PROCTER & GAMBLE COMPANY                             5,844,918

                                                                     16,283,245
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 16.90%
     109,000     AMPHENOL CORPORATION CLASS A                         4,397,060
     259,600     CISCO SYSTEMS INCORPORATED+                          4,654,628
     185,100     COMVERSE TECHNOLOGY INCORPORATED+                    4,862,577
     135,100     GENERAL ELECTRIC COMPANY                             4,548,817
     201,800     INTEL CORPORATION                                    4,974,370
      50,700     L-3 COMMUNICATIONS HOLDINGS INCORPORATED             4,008,849
     112,000     TEXAS INSTRUMENTS INCORPORATED                       3,796,800

                                                                     31,243,101
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.18%
      49,600     FORTUNE BRANDS INCORPORATED                          4,033,968
                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.00%
      65,200     PEPSICO INCORPORATED                                 3,697,492
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.86%
      74,100     3M COMPANY                                           5,435,976
     120,800     DELL INCORPORATED+                                   4,131,360
      75,400     NATIONAL-OILWELL INCORPORATED+                       4,961,320

                                                                     14,528,656
                                                                 --------------

INSURANCE CARRIERS - 5.04%
      49,700     HARTFORD FINANCIAL SERVICES GROUP INCORPORATED       3,835,349
      97,600     UNITEDHEALTH GROUP INCORPORATED                      5,485,120

                                                                      9,320,469
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

LEATHER & LEATHER PRODUCTS - 2.55%
     150,600     COACH INCORPORATED+                             $    4,722,816
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 8.26%
      58,400     BAUSCH & LOMB INCORPORATED                           4,711,712
      69,100     BECTON DICKINSON & COMPANY                           3,622,913
      70,100     STRYKER CORPORATION                                  3,465,043
      50,400     ZIMMER HOLDINGS INCORPORATED+                        3,472,056

                                                                     15,271,724
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 3.84%
      82,500     COVENTRY HEALTH CARE INCORPORATED+                   7,096,650
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.74%
      80,200     JOHNSON & JOHNSON                                    5,075,056
                                                                 --------------

MISCELLANEOUS RETAIL - 2.83%
      84,200     EXPRESS SCRIPTS INCORPORATED                         5,237,240
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.18%
     102,400     AMERICAN EXPRESS COMPANY                             5,881,856
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
   2.18%
      36,700     BEAR STEARNS COMPANIES INCORPORATED                  4,027,825
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.04%
     195,000     CORNING INCORPORATED+                                3,769,350
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.96%
      81,800     GOODRICH CORPORATION                                 3,627,012
                                                                 --------------

TOTAL COMMON STOCKS (COST $148,989,553)                             178,966,910
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.16%

MUTUAL FUND - 5.16%
   9,535,127     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++          9,535,127
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,535,127)                        9,535,127
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $158,524,680)*                               101.95%       $  188,502,037

OTHER ASSETS AND LIABILITIES, NET                   (1.95)           (3,599,871)
                                                   ------        --------------
TOTAL NET ASSETS                                   100.00%       $  184,902,166
                                                   ------        ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,535,127.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $158,524,680 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                  $ 33,516,456
        GROSS UNREALIZED DEPRECIATION                    (3,539,099)
                                                       ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 29,977,357

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

COMMON STOCKS - 99.66%

BUSINESS SERVICES - 1.87%
          32     COMPUTER ASSOCIATES INTERNATIONAL
                 INCORPORATED<<                                  $          890
     922,600     MICROSOFT CORPORATION                               23,738,498

                                                                     23,739,388
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 12.06%
     697,925     ABBOTT LABORATORIES                                 29,592,020
     204,372     AIR PRODUCTS & CHEMICALS INCORPORATED               11,269,072
     240,000     COLGATE-PALMOLIVE COMPANY<<                         12,669,600
     755,284     E.I. DU PONT DE NEMOURS AND COMPANY<<               29,584,474
     882,635     PFIZER INCORPORATED                                 22,039,396
     471,210     PROCTER & GAMBLE COMPANY<<                          28,018,147
     261,281     ROHM & HAAS COMPANY                                 10,746,487
     209,100     WYETH                                                9,675,057

                                                                    153,594,253
                                                                 --------------

COMMUNICATIONS - 3.15%
     122,900     ALLTEL CORPORATION                                   8,002,019
     330,190     SBC COMMUNICATIONS INCORPORATED                      7,914,654
     741,036     VERIZON COMMUNICATIONS INCORPORATED                 24,224,467

                                                                     40,141,140
                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.56%
     653,380     BANK OF AMERICA CORPORATION                         27,507,298
   1,110,040     CITIGROUP INCORPORATED                              50,529,021
     300,000     FIFTH THIRD BANCORP                                 11,019,000
     716,615     JP MORGAN CHASE & COMPANY                           24,314,747
     450,000     NORTH FORK BANCORPORATION INCORPORATED              11,475,000
     832,381     US BANCORP                                          23,373,258
     513,115     WACHOVIA CORPORATION                                24,419,143

                                                                    172,637,467
                                                                 --------------

EATING & DRINKING PLACES - 2.04%
     774,620     MCDONALD'S CORPORATION                              25,942,024
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.76%
       1,850     AMERICAN ELECTRIC POWER COMPANY INCORPORATED            73,445
     122,258     DOMINION RESOURCES INCORPORATED<<                   10,531,304
       2,700     EDISON INTERNATIONAL                                   127,656
       2,300     EXELON CORPORATION                                     122,912
     149,545     FIRSTENERGY CORPORATION                              7,794,285
     348,620     FPL GROUP INCORPORATED                              16,594,312
     200,000     KINDER MORGAN INCORPORATED<<                        19,232,000
       3,200     ONEOK INCORPORATED<<                                   108,864
     489,365     PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<      31,495,532

                                                                     86,080,310
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.90%
     348,250     EMERSON ELECTRIC COMPANY                        $   25,004,350
   1,359,944     GENERAL ELECTRIC COMPANY                            45,789,314
     955,350     INTEL CORPORATION                                   23,549,378
     870,710     MOTOROLA INCORPORATED                               19,233,984
     736,370     NOKIA OYJ ADR                                       12,452,017

                                                                    126,029,043
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.99%
     250,000     QUEST DIAGNOSTICS INCORPORATED                      12,635,000
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.88%
     450,810     FORTUNE BRANDS INCORPORATED                         36,664,377
                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.70%
     605,295     PEPSICO INCORPORATED                                34,326,280
                                                                 --------------

GENERAL MERCHANDISE STORES - 2.90%
      99,102     FEDERATED DEPARTMENT STORES INCORPORATED             6,626,951
     583,045     TARGET CORPORATION                                  30,277,527

                                                                     36,904,478
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.86%
     438,891     3M COMPANY                                          32,197,044
     994,495     HEWLETT-PACKARD COMPANY                             29,039,254
     324,942     INTERNATIONAL BUSINESS MACHINES CORPORATION         26,066,847

                                                                     87,303,145
                                                                 --------------

INSURANCE CARRIERS - 7.77%
     323,495     ALLSTATE CORPORATION                                17,886,039
     414,143     AMERICAN INTERNATIONAL GROUP INCORPORATED           25,660,300
     373,480     METLIFE INCORPORATED                                18,610,508
     820,100     SAINT PAUL COMPANIES INCORPORATED<<                 36,797,887

                                                                     98,954,734
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.89%
     263,400     BAXTER INTERNATIONAL INCORPORATED                   10,501,758
     259,159     BECTON DICKINSON & COMPANY<<                        13,587,706

                                                                     24,089,464
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.16%
     107,358     ACCO BRANDS CORPORATION+                             3,029,643
     386,515     JOHNSON & JOHNSON                                   24,458,669

                                                                     27,488,312
                                                                 --------------

MOTION PICTURES - 1.97%
     726,000     TIME WARNER INCORPORATED                            13,147,860
     492,940     WALT DISNEY COMPANY                                 11,894,642

                                                                     25,042,502
                                                                 --------------

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                 VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.32%
    515,235   AMERICAN EXPRESS COMPANY                                                                 $    29,595,098
                                                                                                       ---------------

OIL & GAS EXTRACTION - 1.16%
      1,000   ANADARKO PETROLEUM CORPORATION<<                                                                  95,750
      1,100   SCHLUMBERGER LIMITED                                                                              92,818
    300,000   TIDEWATER INCORPORATED<<                                                                      14,601,000

                                                                                                            14,789,568
                                                                                                       ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.06%
    253,108   BP PLC ADR                                                                                    17,932,702
    519,120   CHEVRONTEXACO CORPORATION                                                                     33,602,638
    396,450   CONOCOPHILLIPS                                                                                27,715,819
    863,786   EXXON MOBIL CORPORATION                                                                       54,884,962
    101,634   ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                            6,671,256

                                                                                                           140,807,377
                                                                                                       ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.59%
    611,500   MORGAN STANLEY                                                                                32,984,310
                                                                                                       ---------------

TOBACCO PRODUCTS - 1.68%
    290,300   ALTRIA GROUP INCORPORATED<<                                                                   21,398,013
                                                                                                       ---------------

TRANSPORTATION EQUIPMENT - 1.39%
    472,930   HONEYWELL INTERNATIONAL INCORPORATED                                                          17,734,875
                                                                                                       ---------------

TOTAL COMMON STOCKS (COST $977,544,708)                                                                  1,268,881,158
                                                                                                       ---------------
COLLATERAL FOR SECURITIES LENDING - 5.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.23%
    341,000   FEDERATED PRIME VALUE FUND                                                                       341,000
    239,997   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           239,997
  2,279,255   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                2,279,255

                                                                                                             2,860,252
                                                                                                       ---------------

PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.98%
$ 2,000,000   AMERICAN GENERAL FINANCE                                     3.77%         10/13/2006    $     2,000,420
    205,000   BETA FINANCE INCORPORATED                                    3.94          06/02/2006            205,068
  5,000,000   CREDIT SUISSE BANK                                           3.98          05/04/2006          4,970,550
    205,000   DEUTSCHE BANK                                                4.10          11/10/2005            205,001
 27,800,000   DEUTSCHE BANK REPURCHASE AGREEMENT
              (MATURITY VALUE $27,808,990)                                 3.88          10/03/2005         27,800,000
  2,000,000   ING USA ANNUITY AND LIFE INSURANCE                           4.10          06/06/2006          2,000,000
    273,000   K2 USA LLC                                                   3.93          07/24/2006            273,082
    341,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                        4.14          12/23/2005            341,123
  2,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                        3.99          03/16/2006          2,000,000
  5,000,000   LEXINGTON PARKER CAPITAL CORPORATION                         3.64          10/14/2005          4,994,250
  4,000,000   LIBERTY LIGHT US CAPITAL                                     3.87          05/26/2006          4,000,320
    683,000   LINKS FINANCE LLC                                            3.75          03/15/2006            683,007

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                            INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 3,000,000   LIQUID FUNDING LIMITED                                       3.67%         12/19/2005    $     3,000,000
  1,000,000   LIQUID FUNDING LIMITED                                       3.66          03/03/2006          1,000,000
  4,000,000   MORGAN STANLEY                                               4.02          01/13/2006          4,000,000
    273,000   MORGAN STANLEY                                               3.80          08/13/2010            273,027
    683,000   RACERS TRUST 2004                                            3.82          05/20/2005            683,088
    683,000   TANGO FINANCE CORPORATION                                    3.93          10/25/2006            683,109
    341,000   TRAVELLERS INSURANCE COMPANY                                 3.82          02/10/2006            340,993
  2,000,000   UBS FINANCE (DELAWARE) LLC                                   3.80          10/05/2005          1,999,580
  2,000,000   WHITE PINE FINANCE LLC                                       3.75          01/18/2006          1,999,960

                                                                                                            63,452,578
                                                                                                       ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $66,314,052)                                                66,312,830
                                                                                                       ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.30%

MUTUAL FUND - 0.30%
  3,887,463   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    3,887,463
                                                                                                       ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,887,463)                                                               3,887,463
                                                                                                       ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,047,746,223)*                                        105.17%                                  $ 1,339,081,451
OTHER ASSETS AND LIABILITIES, NET                              (5.17)                                      (65,885,166)
                                                              ------                                   ---------------

TOTAL NET ASSETS                                              100.00%                                  $ 1,273,196,285
                                                              ======                                   ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,937,027. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.39% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,887,463.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,047,862,755 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                $  108,372,602
         GROSS UNREALIZED DEPRECIATION                   (11,709,997)
                                                      --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)   $   96,662,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 98.76%

APPAREL & ACCESSORY STORES - 1.26%
      161,100  NORDSTROM INCORPORATED                            $    5,528,952
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.50%
       36,900  LENNAR CORPORATION CLASS A                             2,205,144
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 0.65%
       65,000  SHERWIN-WILLIAMS COMPANY                               2,864,550
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.91%
       45,600  AMGEN INCORPORATED+                                    3,632,952
       81,400  BIOGEN IDEC INCORPORATED+                              3,213,672
      150,400  BIOVAIL CORPORATION+                                   3,514,848
      107,500  DOW CHEMICAL COMPANY                                   4,479,525
      142,400  MERCK & COMPANY INCORPORATED                           3,874,704
      467,900  PFIZER INCORPORATED                                   11,683,463
       72,000  PROCTER & GAMBLE COMPANY                               4,281,120

                                                                     34,680,284
                                                                 --------------

COMMUNICATIONS - 4.73%
      235,800  SBC COMMUNICATIONS INCORPORATED                        5,652,126
      327,100  SPRINT NEXTEL CORPORATION                              7,778,438
      222,500  VERIZON COMMUNICATIONS INCORPORATED                    7,273,525

                                                                     20,704,089
                                                                 --------------

DEPOSITORY INSTITUTIONS - 11.24%
      366,800  BANK OF AMERICA CORPORATION                           15,442,280
      275,500  CITIGROUP INCORPORATED                                12,540,760
      220,700  JP MORGAN CHASE & COMPANY                              7,488,351
       63,400  UNIONBANCAL CORPORATION                                4,420,248
      104,000  WASHINGTON MUTUAL INCORPORATED                         4,078,880
       74,000  ZIONS BANCORPORATION                                   5,269,540

                                                                     49,240,059
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.58%
       88,000  CONSOLIDATED EDISON INCORPORATED                       4,272,400
       58,200  CONSTELLATION ENERGY GROUP INCORPORATED                3,585,120
      172,900  DUKE ENERGY CORPORATION                                5,043,493
       53,100  EDISON INTERNATIONAL                                   2,510,568
       85,900  EXELON CORPORATION                                     4,590,496
       56,300  ONEOK INCORPORATED                                     1,915,326
      114,900  PPL CORPORATION                                        3,714,717
      113,600  UGI CORPORATION                                        3,197,840

                                                                     28,829,960
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 6.34%
      119,700  GENERAL ELECTRIC COMPANY                          $    4,030,299
       84,900  HARRIS CORPORATION                                     3,548,820
      165,600  INTEL CORPORATION                                      4,082,040
      166,600  MOTOROLA INCORPORATED                                  3,680,194
      133,800  NVIDIA CORPORATION+                                    4,586,664
      509,700  TELLABS INCORPORATED+                                  5,362,044
       74,000  TEXAS INSTRUMENTS INCORPORATED                         2,508,600

                                                                     27,798,661
                                                                 --------------

FOOD & KINDRED PRODUCTS - 0.77%
       78,300  THE COCA-COLA COMPANY                                  3,381,777
                                                                 --------------

FOOD STORES - 1.33%
      283,500  KROGER COMPANY+                                        5,837,265
                                                                 --------------

GENERAL MERCHANDISE STORES - 1.45%
      134,300  JC PENNEY COMPANY INCORPORATED                         6,368,506
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.50%
       25,200  VORNADO REALTY TRUST                                   2,182,824
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.45%
      117,800  DOVER CORPORATION                                      4,805,062
       98,300  HEWLETT-PACKARD COMPANY                                2,870,360
      125,700  INGERSOLL-RAND COMPANY CLASS A                         4,805,511
      167,000  SEAGATE TECHNOLOGY+                                    2,646,950

                                                                     15,127,883
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.39%
      190,500  AON CORPORATION                                        6,111,240
                                                                 --------------

INSURANCE CARRIERS - 10.29%
      134,100  AMERICAN INTERNATIONAL GROUP INCORPORATED              8,308,836
       50,800  CIGNA CORPORATION                                      5,987,288
      129,000  GENWORTH FINANCIAL INCORPORATED                        4,158,960
       72,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED         5,610,259
       57,300  LOEWS CORPORATION                                      5,295,093
       93,600  METLIFE INCORPORATED                                   4,664,088
       85,400  PRUDENTIAL FINANCIAL INCORPORATED                      5,769,624
      118,400  SAINT PAUL COMPANIES INCORPORATED                      5,312,608

                                                                     45,106,756
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 1.15%
       58,500  COVENTRY HEALTH CARE INCORPORATED+                     5,032,170
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
       56,500  JOHNSON & JOHNSON                                      3,575,320
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

MOTION PICTURES - 1.76%
      171,900  TIME WARNER INCORPORATED                          $    3,113,109
      189,800  WALT DISNEY COMPANY                                    4,579,874

                                                                      7,692,983
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.94%
       58,000  AMERICAN EXPRESS COMPANY                               3,331,520
      291,300  PROVIDIAN FINANCIAL CORPORATION+                       5,150,184

                                                                      8,481,704
                                                                 --------------

OIL & GAS EXTRACTION - 4.76%
      400,200  CHESAPEAKE ENERGY CORPORATION                         15,307,650
      122,600  CIMAREX ENERGY COMPANY+                                5,557,458

                                                                     20,865,108
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.18%
      114,100  CHEVRONTEXACO CORPORATION                              7,385,693
      147,900  CONOCOPHILLIPS                                        10,339,689
      338,400  EXXON MOBIL CORPORATION                               21,501,936
       68,600  SUNOCO INCORPORATED                                    5,364,520

                                                                     44,591,838
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.02%
      105,400  UNITED STATES STEEL CORPORATION                        4,463,690
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.03%
      121,500  RR DONNELLEY & SONS COMPANY                            4,504,005
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 6.87%
       84,600  BEAR STEARNS COMPANIES INCORPORATED                    9,284,850
      398,200  E*TRADE FINANCIAL CORPORATION+                         7,008,320
       46,100  GOLDMAN SACHS GROUP INCORPORATED                       5,604,838
      133,800  MERRILL LYNCH & COMPANY INCORPORATED                   8,208,630

                                                                     30,106,638
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.98%
       63,300  LAFARGE NORTH AMERICA INCORPORATED                     4,279,713
                                                                 --------------

TOBACCO PRODUCTS - 1.87%
      111,300  ALTRIA GROUP INCORPORATED                              8,203,923
                                                                 --------------

TRANSPORTATION EQUIPMENT - 5.95%
       93,600  AUTOLIV INCORPORATED                                   4,071,600
       69,200  BRUNSWICK CORPORATION                                  2,610,916
      349,100  FORD MOTOR COMPANY                                     3,442,126
       19,900  ITT INDUSTRIES INCORPORATED                            2,260,640
      104,400  TEXTRON INCORPORATED                                   7,487,568
      119,500  UNITED TECHNOLOGIES CORPORATION                        6,194,880

                                                                     26,067,730
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

WHOLESALE TRADE NON-DURABLE GOODS - 2.04%
       71,000  DEAN FOODS COMPANY+                               $    2,759,060
       75,700  NIKE INCORPORATED CLASS B                              6,183,176

                                                                      8,942,236
                                                                 --------------

TOTAL COMMON STOCKS (COST $397,097,355)                             432,775,008
                                                                 --------------
SHORT-TERM INVESTMENTS - 1.50%

MUTUAL FUND - 1.50%
6,594,430 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                 6,594,430
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,594,430)                        6,594,430
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $403,691,785)*                          100.26%            $  439,369,438
OTHER ASSETS AND LIABILITIES, NET              (0.26)                (1,149,450)
                                              ------             --------------
TOTAL NET ASSETS                              100.00%            $  438,219,988
                                              ======             ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,594,430.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $403,702,550 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                $ 44,043,434
        GROSS UNREALIZED DEPRECIATION                  (8,376,546)
                                                     ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 35,666,888

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 98.99%

AMUSEMENT & RECREATION SERVICES - 0.19%
       35,275  HARRAH'S ENTERTAINMENT INCORPORATED                $    2,299,577
       65,527  INTERNATIONAL GAME TECHNOLOGY<<                         1,769,229

                                                                       4,068,806
                                                                  --------------

APPAREL & ACCESSORY STORES - 0.38%
      111,333  GAP INCORPORATED                                        1,940,534
       66,219  KOHL'S CORPORATION+                                     3,322,869
       67,079  LIMITED BRANDS                                          1,370,424
       42,539  NORDSTROM INCORPORATED<<                                1,459,939

                                                                       8,093,766
                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.11%
       22,747  JONES APPAREL GROUP INCORPORATED                          648,289
       20,618  LIZ CLAIBORNE INCORPORATED                                810,700
       17,161  VF CORPORATION                                            994,823

                                                                       2,453,812
                                                                  --------------

APPLICATIONS SOFTWARE - 0.04%
       32,735  CITRIX SYSTEMS INCORPORATED+<<                            822,958
                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
       34,644  AUTONATION INCORPORATED+                                  691,841
       10,684  AUTOZONE INCORPORATED+                                    889,443

                                                                       1,581,284
                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
       12,337  RYDER SYSTEM INCORPORATED                                 422,172
                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.30%
       24,657  CENTEX CORPORATION                                      1,592,349
       52,299  D.R. HORTON INCORPORATED                                1,894,270
       14,901  KB HOME<<                                               1,090,753
       41,216  PULTE HOMES INCORPORATED<<                              1,768,991

                                                                       6,346,363
                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.22%
      411,211  HOME DEPOT INCORPORATED                                15,683,587
      149,792  LOWE'S COMPANIES INCORPORATED                           9,646,605
       21,871  SHERWIN-WILLIAMS COMPANY                                  963,855

                                                                      26,294,047
                                                                  --------------
BUSINESS SERVICES - 5.91%
       94,446  ADOBE SYSTEMS INCORPORATED<<                            2,819,213
       24,132  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS         1,317,607
               A+<<
       43,881  AUTODESK INCORPORATED+                                  2,037,834
      111,471  AUTOMATIC DATA PROCESSING INCORPORATED                  4,797,712
       41,873  BMC SOFTWARE INCORPORATED+                                883,520
      201,025  CENDANT CORPORATION                                     4,149,156

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

BUSINESS SERVICES (CONTINUED)
       89,016  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED     $    2,475,535
       35,501  COMPUTER SCIENCES CORPORATION+<<                        1,679,552
       74,557  COMPUWARE CORPORATION+                                    708,291
       26,907  CONVERGYS CORPORATION+<<                                  386,654
      213,295  EBAY INCORPORATED+                                      8,787,754
       58,313  ELECTRONIC ARTS INCORPORATED+                           3,317,427
       99,701  ELECTRONIC DATA SYSTEMS CORPORATION                     2,237,290
       25,023  EQUIFAX INCORPORATED                                      874,304
      148,234  FIRST DATA CORPORATION                                  5,929,360
       36,142  FISERV INCORPORATED+                                    1,657,834
       43,376  IMS HEALTH INCORPORATED                                 1,091,774
       81,247  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<            945,715
       34,820  INTUIT INCORPORATED+<<                                  1,560,284
       16,638  MERCURY INTERACTIVE CORPORATION+                          658,865
    1,770,035  MICROSOFT CORPORATION                                  45,543,001
       23,398  MONSTER WORLDWIDE INCORPORATED+                           718,553
       35,696  NCR CORPORATION+                                        1,139,059
       73,390  NOVELL INCORPORATED+<<                                    546,756
       34,987  OMNICOM GROUP INCORPORATED                              2,925,963
      724,565  ORACLE CORPORATION+                                     8,977,360
       52,318  PARAMETRIC TECHNOLOGY CORPORATION+                        364,656
       32,529  ROBERT HALF INTERNATIONAL INCORPORATED                  1,157,707
      100,353  SIEBEL SYSTEMS INCORPORATED                             1,036,646
      655,155  SUN MICROSYSTEMS INCORPORATED+                          2,568,208
      230,131  SYMANTEC CORPORATION+                                   5,214,768
       65,428  UNISYS CORPORATION+<<                                     434,442
      240,918  YAHOO! INCORPORATED+                                    8,152,665

                                                                     127,095,465
                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 9.98%
      298,642  ABBOTT LABORATORIES                                    12,662,421
       42,593  AIR PRODUCTS & CHEMICALS INCORPORATED                   2,348,578
       14,486  ALBERTO-CULVER COMPANY CLASS B                            648,249
      237,045  AMGEN INCORPORATED+                                    18,885,375
       21,222  AVERY DENNISON CORPORATION                              1,111,821
       90,447  AVON PRODUCTS INCORPORATED                              2,442,069
       65,003  BIOGEN IDEC INCORPORATED+                               2,566,318
      375,770  BRISTOL-MYERS SQUIBB COMPANY                            9,041,026
       20,935  CHIRON CORPORATION+<<                                     913,185
       29,148  CLOROX COMPANY                                          1,618,880
       99,794  COLGATE-PALMOLIVE COMPANY                               5,268,125
      185,321  DOW CHEMICAL COMPANY                                    7,722,326
      191,118  E.I. DU PONT DE NEMOURS & COMPANY<<                     7,486,092
       15,653  EASTMAN CHEMICAL COMPANY                                  735,221
       35,377  ECOLAB INCORPORATED                                     1,129,588
      217,834  ELI LILLY & COMPANY                                    11,658,476
       65,301  FOREST LABORATORIES INCORPORATED+                       2,544,780
       49,313  GENZYME CORPORATION+                                    3,532,783

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
       87,595 GILEAD SCIENCES INCORPORATED+                       $    4,271,132
      172,754 GILLETTE COMPANY                                        10,054,283
       30,718 HOSPIRA INCORPORATED+                                    1,258,516
       15,688 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED            559,120
       46,443 KING PHARMACEUTICALS INCORPORATED+                         714,293
       47,326 MEDIMMUNE INCORPORATED+                                  1,592,520
      421,826 MERCK & COMPANY INCORPORATED                            11,477,885
       51,611 MONSANTO COMPANY                                         3,238,590
       41,998 MYLAN LABORATORIES INCORPORATED                            808,882
    1,416,059 PFIZER INCORPORATED                                     35,358,993
       32,641 PPG INDUSTRIES INCORPORATED                              1,932,021
       62,117 PRAXAIR INCORPORATED                                     2,977,268
      472,869 PROCTER & GAMBLE COMPANY<<                              28,116,791
       27,929 ROHM & HAAS COMPANY                                      1,148,720
      283,649 SCHERING-PLOUGH CORPORATION                              5,970,811
       12,968 SIGMA-ALDRICH CORPORATION<<                                830,730
      257,673 WYETH                                                   11,922,530

                                                                     214,548,398
                                                                  --------------

COMMUNICATIONS - 3.86%
       73,351 ALLTEL CORPORATION                                       4,775,884
      154,087 AT&T CORPORATION                                         3,050,922
       81,483 AVAYA INCORPORATED+                                        839,275
      352,039 BELLSOUTH CORPORATION                                    9,258,626
       24,967 CENTURYTEL INCORPORATED                                    873,346
      104,255 CLEAR CHANNEL COMMUNICATIONS INCORPORATED                3,428,947
      421,902 COMCAST CORPORATION CLASS A+                            12,395,481
      293,000 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<       1,201,300
      634,767 SBC COMMUNICATIONS INCORPORATED<<                       15,215,365
      563,509 SPRINT NEXTEL CORPORATION                               13,400,244
       44,227 UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<         1,173,342
      531,264 VERIZON COMMUNICATIONS INCORPORATED                     17,367,020

                                                                      82,979,752
                                                                  --------------

DEPOSITORY INSTITUTIONS - 9.63%
       67,327 AMSOUTH BANCORPORATION                                   1,700,680
      771,945 BANK OF AMERICA CORPORATION                             32,498,884
      149,555 BANK OF NEW YORK COMPANY INCORPORATED                    4,398,413
      105,191 BB&T CORPORATION                                         4,107,709
      993,303 CITIGROUP INCORPORATED                                  45,215,153
       32,136 COMERICA INCORPORATED                                    1,892,810
       23,891 COMPASS BANCSHARES INCORPORATED                          1,094,924
      106,847 FIFTH THIRD BANCORP                                      3,924,490
       24,036 FIRST HORIZON NATIONAL CORPORATION                         873,709
       49,092 GOLDEN WEST FINANCIAL CORPORATION<<                      2,915,574
       44,346 HUNTINGTON BANCSHARES INCORPORATED                         996,455
      674,906 JP MORGAN CHASE & COMPANY                               22,899,561
       78,638 KEYCORP                                                  2,536,075

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
       15,522  M&T BANK CORPORATION                               $    1,640,831
       39,807  MARSHALL & ILSLEY CORPORATION                           1,732,003
       80,339  MELLON FINANCIAL CORPORATION<<                          2,568,438
      109,256  NATIONAL CITY CORPORATION<<                             3,653,521
       91,914  NORTH FORK BANCORPORATION INCORPORATED                  2,343,807
       35,659  NORTHERN TRUST CORPORATION<<                            1,802,562
       55,861  PNC FINANCIAL SERVICES GROUP<<                          3,241,055
       88,472  REGIONS FINANCIAL CORPORATION                           2,753,249
       69,485  SOVEREIGN BANCORP INCORPORATED                          1,531,449
       63,571  STATE STREET CORPORATION                                3,109,893
       69,652  SUNTRUST BANKS INCORPORATED<<                           4,837,331
       59,898  SYNOVUS FINANCIAL CORPORATION<<                         1,660,373
      351,138  US BANCORP                                              9,859,955
      303,047  WACHOVIA CORPORATION                                   14,422,007
      168,974  WASHINGTON MUTUAL INCORPORATED                          6,627,160
      324,313  WELLS FARGO & COMPANY++                                18,995,012
       17,306  ZIONS BANCORPORATION                                    1,232,360

                                                                     207,065,443
                                                                  --------------

EATING & DRINKING PLACES - 0.58%
       25,808  DARDEN RESTAURANTS INCORPORATED                           783,789
      240,165  MCDONALD'S CORPORATION                                  8,043,126
       22,195  WENDY'S INTERNATIONAL INCORPORATED<<                    1,002,104
       54,835  YUM! BRANDS INCORPORATED<<                              2,654,562

                                                                      12,483,581
                                                                  --------------

EDUCATIONAL SERVICES - 0.09%
       28,097  APOLLO GROUP INCORPORATED CLASS A+                      1,865,360
                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.10%
      125,491  AES CORPORATION+                                        2,061,817
       31,266  ALLEGHENY ENERGY INCORPORATED+<<                          960,492
       41,919  ALLIED WASTE INDUSTRIES INCORPORATED+<<                   354,216
       39,148  AMEREN CORPORATION                                      2,094,026
       75,538  AMERICAN ELECTRIC POWER COMPANY INCORPORATED            2,998,859
      109,120  CALPINE CORPORATION+<<                                    282,621
       59,472  CENTERPOINT ENERGY INCORPORATED<<                         884,349
       38,210  CINERGY CORPORATION                                     1,696,906
       65,931  CITIZENS COMMUNICATIONS COMPANY<<                         893,365
       42,127  CMS ENERGY CORPORATION+<<                                 692,989
       46,945  CONSOLIDATED EDISON INCORPORATED<<                      2,279,180
       34,194  CONSTELLATION ENERGY GROUP INCORPORATED                 2,106,350
       65,474  DOMINION RESOURCES INCORPORATED<<                       5,639,930
       34,167  DTE ENERGY COMPANY                                      1,566,899
      177,981  DUKE ENERGY CORPORATION<<                               5,191,706
       55,033  DYNEGY INCORPORATED CLASS A+<<                            259,205
       62,596  EDISON INTERNATIONAL                                    2,959,539
      126,671  EL PASO CORPORATION                                     1,760,727

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       39,881  ENTERGY CORPORATION                                $    2,963,956
      128,831  EXELON CORPORATION<<                                    6,884,729
       63,369  FIRSTENERGY CORPORATION<<                               3,302,792
       75,700  FPL GROUP INCORPORATED                                  3,603,320
       33,483  KEYSPAN CORPORATION                                     1,231,505
       18,356  KINDER MORGAN INCORPORATED<<                            1,765,113
        8,481  NICOR INCORPORATED                                        356,456
       52,352  NISOURCE INCORPORATED                                   1,269,536
        7,327  PEOPLES ENERGY CORPORATION                                288,537
       71,673  PG&E CORPORATION                                        2,813,165
       18,974  PINNACLE WEST CAPITAL CORPORATION                         836,374
       72,913  PPL CORPORATION<<                                       2,357,277
       48,267  PROGRESS ENERGY INCORPORATED<<                          2,159,948
       45,922  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<          2,955,540
       49,211  SEMPRA ENERGY                                           2,315,870
      143,481  SOUTHERN COMPANY                                        5,130,881
       39,934  TECO ENERGY INCORPORATED<<                                719,611
       46,121  TXU CORPORATION                                         5,206,138
      107,994  WASTE MANAGEMENT INCORPORATED                           3,089,694
      109,930  WILLIAMS COMPANIES INCORPORATED                         2,753,746
       77,377  XCEL ENERGY INCORPORATED                                1,517,363

                                                                      88,204,727
                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.50%
       22,382  ADC TELECOMMUNICATIONS INCORPORATED+<<                    511,653
       76,534  ADVANCED MICRO DEVICES INCORPORATED+<<                  1,928,657
       71,577  ALTERA CORPORATION+<<                                   1,367,836
       32,856  AMERICAN POWER CONVERSION CORPORATION                     850,970
       71,548  ANALOG DEVICES INCORPORATED<<                           2,657,293
       31,211  ANDREW CORPORATION+                                       348,003
       58,688  APPLIED MICRO CIRCUITS CORPORATION+                       176,064
       54,311  BROADCOM CORPORATION CLASS A+<<                         2,547,729
      111,041  CIENA CORPORATION+                                        293,148
    1,227,810  CISCO SYSTEMS INCORPORATED+                            22,014,633
       38,674  COMVERSE TECHNOLOGY INCORPORATED+                       1,015,966
       17,794  COOPER INDUSTRIES LIMITED CLASS A                       1,230,277
       79,365  EMERSON ELECTRIC COMPANY<<                              5,698,407
       77,829  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+           1,835,207
    2,036,683  GENERAL ELECTRIC COMPANY                               68,575,117
    1,170,619  INTEL CORPORATION                                      28,855,758
       33,039  JABIL CIRCUIT INCORPORATED+                             1,021,566
      316,648  JDS UNIPHASE CORPORATION+                                 702,959
       37,961  KLA-TENCOR CORPORATION<<                                1,850,978
       22,800  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                1,802,796
       58,942  LINEAR TECHNOLOGY CORPORATION                           2,215,630
       75,066  LSI LOGIC CORPORATION+<<                                  739,400
      853,967  LUCENT TECHNOLOGIES INCORPORATED+<<                     2,775,393
       62,998  MAXIM INTEGRATED PRODUCTS INCORPORATED                  2,686,865

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (CONTINUED)
   15,343   MAYTAG CORPORATION<<                                   $     280,163
  118,374   MICRON TECHNOLOGY INCORPORATED+<<                          1,574,374
   27,842   MOLEX INCORPORATED                                           742,825
  474,366   MOTOROLA INCORPORATED                                     10,478,745
   65,947   NATIONAL SEMICONDUCTOR CORPORATION                         1,734,406
   70,689   NETWORK APPLIANCE INCORPORATED+                            1,678,157
   26,628   NOVELLUS SYSTEMS INCORPORATED+<<                             667,830
   32,409   NVIDIA CORPORATION+<<                                      1,110,981
   35,013   PMC-SIERRA INCORPORATED+                                     308,465
   17,425   QLOGIC CORPORATION+                                          595,935
  313,244   QUALCOMM INCORPORATED<<                                   14,017,669
   33,944   ROCKWELL COLLINS INCORPORATED                              1,640,174
  100,984   SANMINA-SCI CORPORATION+                                     433,221
   29,434   SCIENTIFIC-ATLANTA INCORPORATED                            1,104,069
   85,976   TELLABS INCORPORATED+                                        904,468
  311,829   TEXAS INSTRUMENTS INCORPORATED<<                          10,571,003
   12,833   WHIRLPOOL CORPORATION                                        972,356
   67,146   XILINX INCORPORATED                                        1,870,016

                                                                     204,387,162
                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES - 0.35%
   16,663   FLUOR CORPORATION                                          1,072,764
   48,560   MOODY'S CORPORATION                                        2,480,445
   63,986   PAYCHEX INCORPORATED                                       2,372,601
   31,979   QUEST DIAGNOSTICS INCORPORATED                             1,616,218

                                                                       7,542,028
                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT - 0.31%
   20,968   BALL CORPORATION                                             770,364
   28,046   FORTUNE BRANDS INCORPORATED                                2,280,981
   40,108   ILLINOIS TOOL WORKS INCORPORATED                           3,302,092
   11,107   SNAP-ON INCORPORATED                                         401,185

                                                                       6,754,622
                                                                   -------------

FINANCIAL SERVICES - 0.03%
   42,822   JANUS CAPITAL GROUP INCORPORATED                             618,778
                                                                   -------------

FOOD & KINDRED PRODUCTS - 3.23%
  149,239   ANHEUSER-BUSCH COMPANIES INCORPORATED<<                    6,423,247
  124,982   ARCHER-DANIELS-MIDLAND COMPANY                             3,082,056
   35,533   CAMPBELL SOUP COMPANY                                      1,057,107
  398,925   THE COCA-COLA COMPANY                                     17,229,571
   57,908   COCA-COLA ENTERPRISES INCORPORATED                         1,129,206
   99,500   CONAGRA FOODS INCORPORATED                                 2,462,625
   37,652   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                 978,952
   70,322   GENERAL MILLS INCORPORATED                                 3,389,520
   21,666   HERCULES INCORPORATED+                                       264,759
   35,267   HERSHEY FOODS CORPORATION                                  1,985,885
   65,486   HJ HEINZ COMPANY                                           2,392,858

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
   49,216   KELLOGG COMPANY                                        $   2,270,334
   25,723   MCCORMICK & COMPANY INCORPORATED                             839,341
   10,991   MOLSON COORS BREWING COMPANY                                 703,534
   26,674   PEPSI BOTTLING GROUP INCORPORATED                            761,543
  320,816   PEPSICO INCORPORATED                                      18,193,475
  150,732   SARA LEE CORPORATION<<                                     2,856,371
   48,290   TYSON FOODS INCORPORATED CLASS A                             871,634
   34,537   WM. WRIGLEY JR. COMPANY                                    2,482,520

                                                                      69,374,538
                                                                   -------------

FOOD STORES - 0.49%
   70,779   ALBERTSON'S INCORPORATED<<                                 1,815,481
  139,095   KROGER COMPANY+                                            2,863,966
   86,206   SAFEWAY INCORPORATED<<                                     2,206,874
   73,821   STARBUCKS CORPORATION+                                     3,698,432

                                                                      10,584,753
                                                                   -------------

FORESTRY - 0.15%
   47,063   WEYERHAEUSER COMPANY<<                                     3,235,581
                                                                   -------------

FURNITURE & FIXTURES - 0.21%
   36,232   LEGGETT & PLATT INCORPORATED                                 731,886
   82,690   MASCO CORPORATION                                          2,536,929
   52,892   NEWELL RUBBERMAID INCORPORATED                             1,198,004

                                                                       4,466,819
                                                                   -------------

GENERAL MERCHANDISE STORES - 1.94%
   21,871   BIG LOTS INCORPORATED+<<                                     240,362
   61,670   DOLLAR GENERAL CORPORATION                                 1,131,028
   31,680   FAMILY DOLLAR STORES INCORPORATED<<                          629,482
   50,940   FEDERATED DEPARTMENT STORES INCORPORATED                   3,406,358
   48,108   JC PENNEY COMPANY INCORPORATED                             2,281,281
   19,636   SEARS HOLDINGS CORPORATION+<<                              2,443,111
  169,966   TARGET CORPORATION                                         8,826,335
   89,515   TJX COMPANIES INCORPORATED<<                               1,833,267
  479,855   WAL-MART STORES INCORPORATED                              21,027,246

                                                                      41,818,470
                                                                   -------------

HEALTH SERVICES - 0.61%
   86,455   CAREMARK RX INCORPORATED+                                  4,316,698
   86,833   HCA INCORPORATED                                           4,161,037
   47,491   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<       1,114,614
   25,959   LABORATORY CORPORATION OF AMERICA HOLDINGS+                1,264,463
   15,194   MANOR CARE INCORPORATED                                      583,602
   90,022   TENET HEALTHCARE CORPORATION+<<                            1,010,947
   20,025   WATSON PHARMACEUTICALS INCORPORATED+                         733,115

                                                                      13,184,476
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

HOLDING & OTHER INVESTMENT OFFICES - 0.75%
   18,349   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A      $     711,574
   40,682   ARCHSTONE-SMITH TRUST                                      1,621,991
   78,881   EQUITY OFFICE PROPERTIES TRUST                             2,580,198
   55,167   EQUITY RESIDENTIAL<<                                       2,088,071
   35,344   PLUM CREEK TIMBER COMPANY                                  1,339,891
   47,458   PROLOGIS<<                                                 2,102,864
   15,879   PUBLIC STORAGE INCORPORATED                                1,063,893
   35,175   SIMON PROPERTY GROUP INCORPORATED<<                        2,607,171
   22,651   VORNADO REALTY TRUST                                       1,962,030

                                                                      16,077,683
                                                                   -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
   56,818   BED BATH & BEYOND INCORPORATED+                            2,282,947
   77,773   BEST BUY COMPANY INCORPORATED                              3,385,459
   31,604   CIRCUIT CITY STORES INCORPORATED                             542,325
   25,799   RADIO SHACK CORPORATION<<                                    639,815

                                                                       6,850,546
                                                                   -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
   62,945   HILTON HOTELS CORPORATION                                  1,404,932
   32,892   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<              2,072,196
   41,822   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED           2,390,964

                                                                       5,868,092
                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.60%
  146,989   3M COMPANY                                                10,783,113
   35,238   AMERICAN STANDARD COMPANIES INCORPORATED                   1,640,329
  159,431   APPLE COMPUTER INCORPORATED+                               8,547,096
  311,721   APPLIED MATERIALS INCORPORATED                             5,286,788
   65,452   BAKER HUGHES INCORPORATED                                  3,906,175
   15,458   BLACK & DECKER CORPORATION                                 1,268,947
  130,025   CATERPILLAR INCORPORATED                                   7,638,969
    8,930   CUMMINS INCORPORATED<<                                       785,751
   46,339   DEERE & COMPANY                                            2,835,947
  460,607   DELL INCORPORATED+                                        15,752,759
   38,904   DOVER CORPORATION                                          1,586,894
   28,319   EATON CORPORATION                                          1,799,673
  463,143   EMC CORPORATION+                                           5,993,070
   50,630   GATEWAY INCORPORATED+<<                                      136,701
  550,436   HEWLETT-PACKARD COMPANY                                   16,072,731
   64,806   INGERSOLL-RAND COMPANY CLASS A                             2,477,533
  306,591   INTERNATIONAL BUSINESS MACHINES CORPORATION               24,594,730
   22,809   LEXMARK INTERNATIONAL INCORPORATED+<<                      1,392,490
   33,313   NATIONAL-OILWELL INCORPORATED+<<                           2,191,995
   23,898   PALL CORPORATION                                             657,195
   22,994   PARKER HANNIFIN CORPORATION                                1,478,744

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
   43,969   PITNEY BOWES INCORPORATED                              $   1,835,266
  186,792   SOLECTRON CORPORATION+                                       730,357
   13,948   STANLEY WORKS                                                651,093
   46,694   SYMBOL TECHNOLOGIES INCORPORATED                             451,998

                                                                     120,496,344
                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.42%
   61,196   AON CORPORATION<<                                          1,963,168
   31,204   HUMANA INCORPORATED+                                       1,494,048
   25,892   JEFFERSON-PILOT CORPORATION                                1,324,894
  102,839   MARSH & MCLENNAN COMPANIES INCORPORATED                    3,125,277
   57,231   UNUMPROVIDENT CORPORATION<<                                1,173,235

                                                                       9,080,622
                                                                   -------------

INSURANCE CARRIERS - 5.72%
   55,401   ACE LIMITED                                                2,607,725
   55,707   AETNA INCORPORATED                                         4,798,601
   96,389   AFLAC INCORPORATED<<                                       4,366,422
  126,185   ALLSTATE CORPORATION                                       6,976,769
   20,550   AMBAC FINANCIAL GROUP INCORPORATED                         1,480,833
  498,580   AMERICAN INTERNATIONAL GROUP INCORPORATED                 30,892,017
   38,105   CHUBB CORPORATION                                          3,412,303
   24,701   CIGNA CORPORATION                                          2,911,260
   33,582   CINCINNATI FINANCIAL CORPORATION                           1,406,750
   57,537   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<           4,440,130
   33,139   LINCOLN NATIONAL CORPORATION                               1,723,891
   26,044   LOEWS CORPORATION                                          2,406,726
   25,753   MBIA INCORPORATED<<                                        1,561,147
  145,339   METLIFE INCORPORATED                                       7,242,242
   17,876   MGIC INVESTMENT CORPORATION<<                              1,147,639
   53,737   PRINCIPAL FINANCIAL GROUP INCORPORATED                     2,545,522
   37,889   PROGRESSIVE CORPORATION                                    3,969,630
   98,560   PRUDENTIAL FINANCIAL INCORPORATED                          6,658,713
   24,031   SAFECO CORPORATION                                         1,282,775
  129,775   SAINT PAUL COMPANIES INCORPORATED                          5,823,004
   20,043   TORCHMARK CORPORATION                                      1,058,872
  242,680   UNITEDHEALTH GROUP INCORPORATED                           13,638,616
  117,891   WELLPOINT INCORPORATED+<<                                  8,938,496
   26,974   XL CAPITAL LIMITED CLASS A                                 1,835,041

                                                                     123,125,124
                                                                   -------------

LEATHER & LEATHER PRODUCTS - 0.11%
   73,029   COACH INCORPORATED+<<                                      2,290,189
                                                                   -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
   49,994   GEORGIA-PACIFIC CORPORATION                                1,702,796
   21,298   LOUISIANA-PACIFIC CORPORATION                                589,741

                                                                       2,292,537
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.94%
   94,944   AGILENT TECHNOLOGIES INCORPORATED+                     $   3,109,416
   25,126   ALLERGAN INCORPORATED                                      2,302,044
   37,528   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                 872,151
   10,330   BAUSCH & LOMB INCORPORATED                                   833,424
  119,599   BAXTER INTERNATIONAL INCORPORATED                          4,768,412
   48,020   BECTON DICKINSON & COMPANY                                 2,517,689
   47,947   BIOMET INCORPORATED                                        1,664,240
  113,456   BOSTON SCIENTIFIC CORPORATION+                             2,651,467
   20,229   C.R. BARD INCORPORATED                                     1,335,721
   45,653   DANAHER CORPORATION                                        2,457,501
   55,178   EASTMAN KODAK COMPANY<<                                    1,342,481
   23,423   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<            1,453,397
   63,407   GUIDANT CORPORATION                                        4,368,108
  232,676   MEDTRONIC INCORPORATED                                    12,476,087
    9,905   MILLIPORE CORPORATION+<<                                     622,926
   25,025   PERKINELMER INCORPORATED                                     509,759
   86,713   RAYTHEON COMPANY                                           3,296,828
   34,890   ROCKWELL AUTOMATION INCORPORATED                           1,845,681
   70,048   SAINT JUDE MEDICAL INCORPORATED+                           3,278,246
   55,817   STRYKER CORPORATION                                        2,759,034
   16,233   TEKTRONIX INCORPORATED                                       409,559
   37,801   TERADYNE INCORPORATED+                                       623,717
   31,050   THERMO ELECTRON CORPORATION+                                 959,445
   22,095   WATERS CORPORATION+                                          919,152
  184,339   XEROX CORPORATION+                                         2,516,227
   47,521   ZIMMER HOLDINGS INCORPORATED+<<                            3,273,722

                                                                      63,166,434
                                                                   -------------
MEDICAL MANAGEMENT SERVICES - 0.08%
   20,629   COVENTRY HEALTH CARE INCORPORATED+                         1,774,507
                                                                   -------------

METAL MINING - 0.38%
   34,072   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B        1,655,558
   85,727   NEWMONT MINING CORPORATION                                 4,043,743
   18,626   PHELPS DODGE CORPORATION                                   2,420,076

                                                                       8,119,377
                                                                   -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
   19,652   VULCAN MATERIALS COMPANY<<                                 1,458,375
                                                                   -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.33%
   34,390   HASBRO INCORPORATED                                          675,764
  571,513   JOHNSON & JOHNSON<<                                       36,165,343
   77,561   MATTEL INCORPORATED                                        1,293,717
   27,364   TIFFANY & COMPANY                                          1,088,266
  388,836   TYCO INTERNATIONAL LIMITED                                10,829,083

                                                                      50,052,173
                                                                   -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

MISCELLANEOUS RETAIL - 1.11%
   92,065   COSTCO WHOLESALE CORPORATION                           $   3,967,081
  156,179   CVS CORPORATION                                            4,530,753
   12,367   DILLARDS INCORPORATED CLASS A                                258,223
   28,555   EXPRESS SCRIPTS INCORPORATED<<                             1,776,121
   60,779   OFFICE DEPOT INCORPORATED+<<                               1,805,136
  141,185   STAPLES INCORPORATED                                       3,010,064
  196,427   WALGREEN COMPANY<<                                         8,534,753

                                                                      23,882,131
                                                                   -------------

MOTION PICTURES - 1.53%
  470,644   NEWS CORPORATION CLASS A                                   7,337,340
  901,867   TIME WARNER INCORPORATED                                  16,332,811
  386,198   WALT DISNEY COMPANY                                        9,318,958

                                                                      32,989,109
                                                                   -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.68%
  212,732   UNITED PARCEL SERVICE INCORPORATED CLASS B                14,706,163
                                                                   -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.36%
  238,407   AMERICAN EXPRESS COMPANY                                  13,694,098
   55,465   CAPITAL ONE FINANCIAL CORPORATION<<                        4,410,577
   38,753   CIT GROUP INCORPORATED                                     1,750,861
  114,238   COUNTRYWIDE FINANCIAL CORPORATION<<                        3,767,569
  185,958   FANNIE MAE                                                 8,334,638
  132,758   FREDDIE MAC                                                7,495,517
  241,663   MBNA CORPORATION                                           5,954,576
   56,637   PROVIDIAN FINANCIAL CORPORATION+                           1,001,342
   80,219   SLM CORPORATION<<                                          4,302,947

                                                                      50,712,125
                                                                   -------------
OIL & GAS EXTRACTION - 3.03%
   45,407   ANADARKO PETROLEUM CORPORATION                             4,347,720
   63,179   APACHE CORPORATION                                         4,752,324
   61,930   BJ SERVICES COMPANY                                        2,228,861
   73,208   BURLINGTON RESOURCES INCORPORATED                          5,953,275
   87,074   DEVON ENERGY CORPORATION                                   5,976,759
   46,129   EOG RESOURCES INCORPORATED                                 3,455,062
   97,658   HALLIBURTON COMPANY                                        6,691,526
   22,164   KERR-MCGEE CORPORATION                                     2,152,346
   30,252   NABORS INDUSTRIES LIMITED+                                 2,173,001
   26,265   NOBLE CORPORATION                                          1,798,102
   76,811   OCCIDENTAL PETROLEUM CORPORATION                           6,561,964
   20,924   ROWAN COMPANIES INCORPORATED+                                742,593
  113,027   SCHLUMBERGER LIMITED                                       9,537,218
   63,165   TRANSOCEAN INCORPORATED+                                   3,872,646
   26,589   WEATHERFORD INTERNATIONAL LIMITED+<<                       1,825,601
   69,409   XTO ENERGY INCORPORATED                                    3,145,616

                                                                      65,214,614
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

PAPER & ALLIED PRODUCTS - 0.54%
       20,539  BEMIS COMPANY INCORPORATED<<                      $      507,313
       94,237  INTERNATIONAL PAPER COMPANY                            2,808,263
       91,507  KIMBERLY-CLARK CORPORATION                             5,447,412
       35,349  MEADWESTVACO CORPORATION                                 976,339
       13,586  OFFICEMAX INCORPORATED                                   430,269
       28,774  PACTIV CORPORATION+                                      504,120
       21,706  TEMPLE-INLAND INCORPORATED<<                             886,690

                                                                     11,560,406
                                                                 --------------

PERSONAL SERVICES - 0.12%
       26,518  CINTAS CORPORATION                                     1,088,564
       62,373  H & R BLOCK INCORPORATED                               1,495,704

                                                                      2,584,268
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.59%
       15,347  AMERADA HESS CORPORATION<<                             2,110,213
       14,255  ASHLAND INCORPORATED                                     787,446
      432,651  CHEVRONTEXACO CORPORATION                             28,005,499
      267,430  CONOCOPHILLIPS                                        18,696,031
    1,211,375  EXXON MOBIL CORPORATION                               76,970,768
       70,320  MARATHON OIL CORPORATION<<                             4,847,158
       31,535  MURPHY OIL CORPORATION                                 1,572,650
       26,242  SUNOCO INCORPORATED<<                                  2,052,124
       58,713  VALERO ENERGY CORPORATION                              6,638,092

                                                                    141,679,981
                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.37%
      167,612  ALCOA INCORPORATED                                     4,093,085
       16,163  ALLEGHENY TECHNOLOGIES INCORPORATED                      500,730
       23,080  ENGELHARD CORPORATION                                    644,163
       30,016  NUCOR CORPORATION                                      1,770,644
       21,949  UNITED STATES STEEL CORPORATION<<                        929,540

                                                                      7,938,162
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.04%
       11,302  DOW JONES & COMPANY INCORPORATED<<                       431,623
       46,882  GANNETT COMPANY INCORPORATED<<                         3,226,888
       13,332  KNIGHT-RIDDER INCORPORATED<<                             782,322
       71,816  MCGRAW-HILL COMPANIES INCORPORATED                     3,450,041
        8,054  MEREDITH CORPORATION                                     401,814
       27,910  NEW YORK TIMES COMPANY CLASS A                           830,323
       41,249  RR DONNELLEY & SONS COMPANY                            1,529,100
       50,941  TRIBUNE COMPANY                                        1,726,390
      304,576  VIACOM INCORPORATED CLASS B                           10,054,054

                                                                     22,432,555
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

RAILROAD TRANSPORTATION - 0.61%
       71,746  BURLINGTON NORTHERN SANTA FE CORPORATION          $    4,290,411
       41,683  CSX CORPORATION                                        1,937,426
       77,721  NORFOLK SOUTHERN CORPORATION                           3,152,363
       50,677  UNION PACIFIC CORPORATION                              3,633,541

                                                                     13,013,741
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
       11,765  COOPER TIRE & RUBBER COMPANY                             179,652
       33,828  GOODYEAR TIRE & RUBBER COMPANY+<<                        527,379
       15,922  SEALED AIR CORPORATION+<<                                755,658

                                                                      1,462,689
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 2.33%
       21,610  BEAR STEARNS COMPANIES INCORPORATED                    2,371,698
      199,667  CHARLES SCHWAB CORPORATION                             2,881,195
       71,200  E*TRADE FINANCIAL CORPORATION+                         1,253,120
       16,275  FEDERATED INVESTORS INCORPORATED CLASS B                 540,818
       28,521  FRANKLIN RESOURCES INCORPORATED                        2,394,623
       89,335  GOLDMAN SACHS GROUP INCORPORATED                      10,861,349
       52,284  LEHMAN BROTHERS HOLDINGS INCORPORATED                  6,090,040
      177,974  MERRILL LYNCH & COMPANY INCORPORATED                  10,918,705
      208,670  MORGAN STANLEY                                        11,255,660
       24,934  T ROWE PRICE GROUP INCORPORATED                        1,628,190

                                                                     50,195,398
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
      282,820  CORNING INCORPORATED+<<                                5,466,911
                                                                 --------------

TOBACCO PRODUCTS - 1.49%
      398,739  ALTRIA GROUP INCORPORATED                             29,391,052
       16,423  REYNOLDS AMERICAN INCORPORATED<<                       1,363,437
       31,579  UST INCORPORATED                                       1,321,897

                                                                     32,076,386
                                                                 --------------

TRANSPORTATION BY AIR - 0.33%
       58,180  FEDEX CORPORATION<<                                    5,069,224
      133,104  SOUTHWEST AIRLINES COMPANY<<                           1,976,594

                                                                      7,045,818
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.86%
      157,658  BOEING COMPANY                                        10,712,861
       18,690  BRUNSWICK CORPORATION                                    705,174
       28,891  DANA CORPORATION                                         271,864
      107,862  DELPHI CORPORATION<<                                     297,699
      356,017  FORD MOTOR COMPANY                                     3,510,328
       38,621  GENERAL DYNAMICS CORPORATION                           4,617,140
      108,647  GENERAL MOTORS CORPORATION<<                           3,325,685

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
       33,441  GENUINE PARTS COMPANY                             $    1,434,619
       23,355  GOODRICH CORPORATION                                   1,035,561
       52,721  HARLEY-DAVIDSON INCORPORATED                           2,553,805
      164,295  HONEYWELL INTERNATIONAL INCORPORATED                   6,161,062
       17,812  ITT INDUSTRIES INCORPORATED                            2,023,443
       36,991  JOHNSON CONTROLS INCORPORATED                          2,295,292
       69,914  LOCKHEED MARTIN CORPORATION                            4,267,551
       11,853  NAVISTAR INTERNATIONAL CORPORATION+                      384,393
       68,606  NORTHROP GRUMMAN CORPORATION<<                         3,728,736
       32,936  PACCAR INCORPORATED                                    2,236,025
       25,700  TEXTRON INCORPORATED                                   1,843,204
      196,882  UNITED TECHNOLOGIES CORPORATION                       10,206,363

                                                                     61,610,805
                                                                 --------------

TRANSPORTATION SERVICES - 0.02%
       25,190  SABRE HOLDINGS CORPORATION                               510,853
                                                                 --------------

WATER TRANSPORTATION - 0.19%
       82,920  CARNIVAL CORPORATION                                   4,144,342
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.02%
       19,942  AMERISOURCEBERGEN CORPORATION<<                        1,541,517
       15,941  BROWN-FORMAN CORPORATION CLASS B                         949,127
       82,005  CARDINAL HEALTH INCORPORATED                           5,202,397
       59,241  MCKESSON CORPORATION                                   2,810,985
       58,481  MEDCO HEALTH SOLUTIONS INCORPORATED+                   3,206,513
       36,697  NIKE INCORPORATED CLASS B                              2,997,411
       10,099  REEBOK INTERNATIONAL LIMITED<<                           571,300
       26,108  SUPERVALU INCORPORATED                                   812,481
      121,623  SYSCO CORPORATION                                      3,815,314

                                                                     21,907,045
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
       24,722  VISTEON CORPORATION<<                                    241,781
       14,551  W.W. GRAINGER INCORPORATED                               915,549

                                                                      1,157,330
                                                                 --------------

TOTAL COMMON STOCKS (COST $1,726,657,243)                         2,129,235,996
                                                                 --------------

RIGHTS - 0.00%
       32,300  SEAGATE TECHNOLOGY RIGHTS+(A)                                  0

TOTAL RIGHTS (COST $0)                                                        0
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                           INTEREST    MATURITY        VALUE
SHARES         SECURITY NAME                                                 RATE        DATE
COLLATERAL FOR SECURITIES LENDING - 9.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
    1,680,998  FEDERATED PRIME VALUE FUND                                                         $    1,680,998
    3,546,117  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                  3,546,117
    6,339,097  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                         6,339,097

                                                                                                      11,566,212
                                                                                                  --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 9.23%
  $ 6,999,993  AMERICAN GENERAL FINANCE                                       3.77%   10/13/2006       7,001,463
    7,099,993  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $7,102,354)                                    3.99    10/03/2005       7,099,993
   19,999,980  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
               (MATURITY VALUE $20,006,630)                                   3.99    10/03/2005      19,999,980
    1,008,999  BETA FINANCE INCORPORATED                                      3.94    06/02/2006       1,009,332
   12,999,987  CANCARA ASSET SECURITIZATION LIMITED                           3.70    10/13/2005      12,986,337
    7,999,992  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                3.69    10/07/2005       7,999,992
    8,999,991  CREDIT SUISSE BANK                                             3.98    05/04/2006       8,946,981
    1,008,999  DEUTSCHE BANK                                                  4.10    11/10/2005       1,009,005
   57,499,943  DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $57,518,535)                                   3.88    10/03/2005      57,499,943
    5,999,994  ING USA ANNUITY AND LIFE INSURANCE                             4.10    06/06/2006       5,999,994
    1,344,999  K2 USA LLC                                                     3.93    07/24/2006       1,345,402
    7,999,992  KLIO II FUNDING CORPORATION                                    3.79    10/25/2005       7,981,592
    1,680,998  LEHMAN BROTHERS HOLDINGS INCORPORATED                          4.14    12/23/2005       1,681,603
    3,361,997  LINKS FINANCE LLC                                              3.75    03/15/2006       3,362,030
    6,999,993  LIQUID FUNDING LIMITED                                         3.67    12/19/2005       6,999,993
    2,999,997  LIQUID FUNDING LIMITED                                         3.66    03/03/2006       2,999,997
   13,999,986  MORGAN STANLEY                                                 4.02    01/13/2006      13,999,986
    1,344,999  MORGAN STANLEY                                                 3.80    08/13/2010       1,345,133
    3,361,997  RACERS TRUST 2004                                              3.82    05/20/2005       3,362,427
    3,361,997  TANGO FINANCE CORPORATION                                      3.93    10/25/2006       3,362,535
    1,680,998  TRAVELLERS INSURANCE COMPANY                                   3.82    02/10/2006       1,680,965
    9,999,990  UBS FINANCE (DELAWARE) LLC                                     3.80    10/05/2005       9,997,890
    6,999,993  WHITE PINE FINANCE LLC                                         3.75    01/18/2006       6,999,853
    3,999,996  WHITE PINE FINANCE LLC SERIES MTN                              3.87    06/12/2006       4,000,356

                                                                                                     198,672,782
                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $210,241,896)                                        210,238,994
                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUND - 0.86%
   18,460,669  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                            18,460,669
                                                                                                  --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                           INTEREST    MATURITY        VALUE
PRINCIPAL      SECURITY NAME                                                 RATE        DATE
PRINCIPAL

US TREASURY BILLS - 0.05%
     $ 65,000  US TREASURY BILL^#                                             3.01%   11/10/2005  $       64,774
      435,000  US TREASURY BILL^#                                             3.07    11/10/2005         433,488
      645,000  US TREASURY BILL^#                                             3.66    02/09/2006         636,599

                                                                                                       1,134,861
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,595,593)                                                       19,595,530
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,956,494,732)*                              109.67%                                       $2,359,070,520
OTHER ASSETS AND LIABILITIES, NET                    (9.67)                                         (208,033,112)
                                                    ------                                        --------------
TOTAL NET ASSETS                                    100.00%                                       $2,151,037,408
                                                    ======                                        ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,351,882. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.94% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,459,303.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,960,978,609 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                    $     568,002,787
         GROSS UNREALIZED DEPRECIATION                         (169,910,876)
                                                          -----------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)       $     398,091,911

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 96.47%

AUSTRALIA - 2.48%
       39,664  PUBLISHING & BROADCASTING LIMITED
               (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<       $      498,485
      121,000  WESTFIELD GROUP (PROPERTIES)+                           1,550,217
       70,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS
               EXTRACTION)                                             1,931,256

                                                                       3,979,958
                                                                  --------------

BELGIUM - 1.23%
       67,800  FORTIS (DEPOSITORY INSTITUTIONS)                        1,966,245
                                                                  --------------

DENMARK - 1.66%
          150  A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT
               & INTERURBAN HIGHWAY PASS TRANSPORTATION                1,531,586
       36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)               1,129,122

                                                                       2,660,708
                                                                  --------------

FINLAND - 1.25%
      120,000  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                              2,010,456
                                                                  --------------

FRANCE - 12.07%
      145,700  ALCATEL SA (COMMUNICATIONS)+                            1,940,215
       76,000  AXA SA (INSURANCE CARRIERS)<<                           2,086,221
       36,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                  1,696,358
       47,574  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)+                        1,851,386
       13,600  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                               1,196,467
        3,423  PAGESJAUNES SA (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                         93,386
       27,400  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED
               PRODUCTS)                                               2,263,987
       34,000  SODEXHO ALLIANCE SA (FOOD & KINDRED
               PRODUCTS)                                               1,283,505
       16,450  TOTAL SA (PETROLEUM REFINING & RELATED
               INDUSTRIES)<<                                           4,489,868
        9,275  VINCI SA (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                         798,695
       51,300  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                   1,674,548

                                                                      19,374,636
                                                                  --------------

GERMANY - 6.78%
       17,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE
               DEALERS & GASOLINE SERVICE STATIONS)                      830,914
       15,700  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)              1,374,611
      112,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                    2,037,954
       17,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)             1,570,763
       13,600  FRESENIUS MEDICAL CARE AG (HEALTH
               SERVICES)<<                                             1,238,147
       46,000  METRO AG (FOOD STORES)                                  2,265,032
        9,000  SAP AG (BUSINESS SERVICES)                              1,555,435

                                                                      10,872,856
                                                                  --------------
GREECE - 1.91%
       62,803   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                1,776,795
       65,100   COSMOTE MOBILE COMMUNICATIONS SA
                (COMMUNICATIONS)                                       1,294,098

                                                                       3,070,893
                                                                  --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

HONG KONG - 4.97%
      117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)        $    1,321,224
      253,000  CHINA MOBILE (HONG KONG) LIMITED
               (COMMUNICATIONS)                                       1,239,341
    3,050,000  CHINA PETROLEUM & CHEMICAL CORPORATION
               (SINOPEC) (OIL COMPANIES)                              1,395,773
    2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS
               SERVICES)                                                870,823
      408,000  LI & FUNG LIMITED (WHOLESALE TRADE
               NON-DURABLE GOODS)                                       944,085
      124,940  SUNG HUNG KAI PROPERTIES LIMITED (REAL
               ESTATE)                                                1,294,118
      150,000  TELEVISION BROADCASTS LIMITED (MOTION
               PICTURES)                                                917,517

                                                                      7,982,881
                                                                 --------------

HUNGARY - 0.65%
       13,122  OTP BANK GDR (DEPOSITORY INSTITUTIONS)<<               1,037,950
                                                                 --------------

INDIA - 0.53%
       44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR
               (HEALTH SERVICES)                                        856,240
                                                                 --------------

ISRAEL - 0.52%
       25,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED
               ADR (CHEMICALS & ALLIED PRODUCTS)                        835,500
                                                                 --------------

ITALY - 4.78%
      115,842  ENI SPA (PETROLEUM REFINING & RELATED
               INDUSTRIES)<<                                          3,440,245
      127,200  MEDIASET SPA (COMMUNICATIONS)                          1,505,058
      483,000  UNICREDITO ITALIANO SPA (DEPOSITORY
               INSTITUTIONS)                                          2,722,517

                                                                      7,667,820
                                                                 --------------

JAPAN - 19.25%
      175,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)            3,514,799
      143,000  AJINOMOTO COMPANY INCORPORATED (FOOD &
               KINDRED PRODUCTS)                                      1,504,070
      138,000  KANEKA CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                              1,800,370
      117,000  KAO CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                              2,880,682
        5,300  KEYENCE CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    1,332,470
       42,100  MURATA MANUFACTURING COMPANY LIMITED
               (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
               & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               2,347,542
      239,000  NIPPON OIL CORPORATION (OIL & GAS
               EXTRACTION)<<                                          2,115,883
        1,758  NTT DOCOMO INCORPORATED (COMMUNICATIONS)               3,128,224
       88,500  OMRON CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    2,155,589
       38,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    1,827,695
       85,000  SEINO TRANSPORTATION COMPANY LIMITED
               (MOTOR FREIGHT TRANSPORTATION &
               WAREHOUSING)                                             776,471
       54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS
               RETAIL)                                                1,374,736
      409,000  SHINSEI BANK LIMITED (DEPOSITORY
               INSTITUTIONS)                                          2,576,066
       81,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)           1,119,778
       31,250  TAKEFUJI CORPORATION (HOLDING & OTHER
               INVESTMENT OFFICES)<<                                  2,436,245

                                                                     30,890,620
                                                                 --------------

KOREA (SOUTH) - 0.87%
        3,210  SAMSUNG ELECTRONICS-PREFERRED (ELECTRONIC
               & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 1,396,588
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

NETHERLANDS - 3.52%
      103,300  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
               MANUFACTURING & RELATED)+                          $    1,695,905
       68,300  ING GROEP NV (FINANCIAL SERVICES)                       2,034,102
      103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                      1,920,000

                                                                       5,650,007
                                                                  --------------

NORWAY - 0.99%
       64,100  STATOIL ASA (PETROLEUM REFINING & RELATED
               INDUSTRIES)                                             1,589,891
                                                                  --------------

RUSSIA - 2.00%
       30,500  LUKOIL COMPANY ADR (MEMBERSHIP
               ORGANIZATIONS)                                          1,763,510
       35,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                 1,448,208

                                                                       3,211,712
                                                                  --------------
SINGAPORE - 1.03%
      288,000  SINGAPORE PRESS HOLDINGS LIMITED
               (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                786,360
      103,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY
               INSTITUTIONS)                                             858,308

                                                                       1,644,668
                                                                  --------------
SPAIN - 2.46%
       27,200  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS
               SA (HEAVY CONSTRUCTION OTHER THAN
               BUILDING CONSTRUCTION CONTRACTS)                          792,741
      106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA
               (DEPOSITORY INSTITUTIONS)<<                             1,858,711
       59,400  INDRA SISTEMAS SA (INDUSTRIAL &
               COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)<<                                            1,302,866

                                                                       3,954,318
                                                                  --------------
SWEDEN - 0.69%
       71,000  SECURITAS AB (BUSINESS SERVICES)                        1,098,766
                                                                  --------------

SWITZERLAND - 6.98%
        3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                       995,404
       70,500  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)               3,575,238
       27,000  ROCHE HOLDING AG (HEALTH SERVICES)                      3,750,029
       15,500  UBS AG (FINANCIAL SERVICES)                             1,317,060
        9,200  ZURICH FINANCIAL SERVICES AG (FINANCIAL
               SERVICES)+                                              1,567,031

                                                                      11,204,762
                                                                  --------------
THAILAND - 1.08%
      660,000   ADVANCED INFORMATION SERVICE PUBLIC
                COMPANY LIMITED (FOREIGN REGISTERED)
                (COMMUNICATIONS)                                       1,736,631
                                                                  --------------

UNITED KINGDOM - 18.77%
       42,000   ASTRAZENECA PLC (CHEMICALS & ALLIED
                PRODUCTS)                                              1,951,989
      129,000   AVIVA PLC (INSURANCE CARRIERS)                         1,416,369
      217,500   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                 2,198,170
      109,200   EMAP PLC (PRINTING, PUBLISHING & ALLIED
                INDUSTRIES)                                            1,585,148
      349,000   EMI GROUP PLC (AMUSEMENT & RECREATION
                SERVICES)                                              1,492,741
      196,600   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED
                PRODUCTS)                                              5,000,301
      173,000   HSBC HOLDINGS PLC (DEPOSITORY
                INSTITUTIONS)                                          2,798,097
      856,400   LEGAL & GENERAL GROUP PLC (INSURANCE
                CARRIERS)                                              1,714,430
      162,000   ROLLS ROYCE GROUP PLC (AEROSPACE,
                DEFENSE)+                                              1,067,218
      100,600   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM
                REFINING & RELATED INDUSTRIES)+                        3,326,953
      200,045   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED
                PRODUCTS)                                              1,636,285
       66,100   STANDARD CHARTERED PLC (DEPOSITORY
                INSTITUTIONS)                                          1,425,855


108

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

UNITED KINGDOM (CONTINUED)
    1,147,000  VODAFONE GROUP PLC (COMMUNICATIONS)                    2,984,027
      149,000  WPP GROUP PLC (COMMUNICATIONS)                         1,516,385

                                                                     30,113,968
                                                                 --------------

TOTAL COMMON STOCKS (COST $133,104,979)                             154,808,080
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 9.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 9.36%
   15,019,716  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE           15,019,716
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,019,716)           15,019,716
                                                                 --------------

SHORT-TERM INVESTMENTS - 3.30%

MUTUAL FUND - 3.30%
    5,289,272  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++            5,289,272
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,289,272)                        5,289,272
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $153,413,967)*                   109.13%                   $  175,117,068
OTHER ASSETS AND LIABILITIES, NET       (9.13)                      (14,643,700)
                                       ------                    --------------
TOTAL NET ASSETS                       100.00%                   $  160,473,368
                                       ======                    ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,289,272.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $154,057,072 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                      $  108,372,602
         GROSS UNREALIZED DEPRECIATION                         (11,709,997)
                                                            --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)         $   96,662,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                             109

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 98.28%

AUSTRALIA - 0.17%
      34,539   PUBLISHING & BROADCASTING LIMITED (PRINTING,
               PUBLISHING & ALLIED INDUSTRIES)<<                 $      434,075
                                                                 --------------
BELGIUM - 4.23%
     247,071   FORTIS (DEPOSITORY INSTITUTIONS)<<                     7,141,467
      88,627   INBEV (FOOD & KINDRED PRODUCTS)                        3,505,456

                                                                     10,646,923
                                                                 --------------

BRAZIL - 0.49%
       3,100   COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO
               DE ACUCAR ADR (FOOD STORES)+                              89,497
     291,881   TELESP CELULAR PARTICIPACOES SA ADR
               (COMMUNICATIONS)+                                      1,141,255

                                                                      1,230,752
                                                                 --------------

CANADA - 3.25%
      30,300   CORUS ENTERTAINMENT INCORPORATED CLASS B
               (COMMUNICATIONS)                                         876,810
      93,100   ENCANA CORPORATION (OIL & GAS EXTRACTION)              5,433,837
     572,800   NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                   1,867,328

                                                                      8,177,975
                                                                 --------------

CHINA - 0.22%
     248,000   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY
               LIMITED (MOTOR FREIGHT TRANSPORTATION
               & WAREHOUSING)                                           556,272
                                                                 --------------

DENMARK - 0.63%
      28,750   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED
               PRODUCTS)                                              1,421,468
       6,800   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING
               & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)+                                      164,271

                                                                      1,585,739
                                                                 --------------

FRANCE - 6.80%
      19,446   ACCOR SA (METAL MINING)                                  982,057
      48,759   AXA SA (INSURANCE CARRIERS)                            1,338,448
      72,268   CARREFOUR SA (FOOD STORES)                             3,324,823
      84,930   JC DECAUX SA (BUSINESS SERVICES)+                      1,874,064
      32,174   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)<<                                            2,652,649
       7,473   M6 METROPOLE TELEVISION (COMMUNICATIONS)                 188,700
      90,644   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
               INDUSTRIES)                                            2,472,951
      25,271   PINAULT PRINTEMPS REDOUTE (APPAREL & ACCESSORY
               STORES)                                                2,651,473
      50,214   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                  1,639,099

                                                                     17,124,264
                                                                 --------------

GERMANY - 8.84%
      23,114   ALLIANZ AG (INSURANCE CARRIERS)                        3,120,758
     109,697   BAYERISCHE VEREINSBANK AG (DEPOSITORY
               INSTITUTIONS)+                                         3,090,316
     118,500   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)               3,232,919
     131,662   DEUTSCHE POST AG (TRANSPORTATION SERVICES)             3,079,313
      26,235   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)            2,409,881
      18,287   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING,
               PUBLISHING & ALLIED INDUSTRIES)                          626,600
     145,206   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)               2,509,539
       9,060   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)               599,427
       7,149   SAP AG (BUSINESS SERVICES)                             1,235,534
      30,517   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)         2,350,988

                                                                     22,255,275
                                                                 --------------


110

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

HONG KONG - 5.39%
     114,300   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)        $    1,290,735
   1,664,400   CHINA MOBILE (HONG KONG) LIMITED
               (COMMUNICATIONS)                                       8,153,197
     712,000   CHINA UNICOM LIMITED (BUSINESS SERVICES)+                592,006
     184,000   COSCO PACIFIC LIMITED (MOTOR FREIGHT
               TRANSPORTATION & WAREHOUSING)                            358,163
     503,000   MTR CORPORATION (RAILROAD TRANSPORTATION)              1,053,678
     205,700   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)         2,130,624

                                                                     13,578,403
                                                                 --------------

ITALY - 4.15%
      97,049   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)        3,060,592
     101,717   ENI SPA (PETROLEUM REFINING & RELATED
               INDUSTRIES)<<                                          3,020,765
     259,607   SAIPEM SPA (OIL & GAS EXTRACTION)                      4,377,485

                                                                     10,458,842
                                                                 --------------

JAPAN - 21.00%
       6,000   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)              120,507
      61,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                             1,305,761
      62,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED
               (CHEMICALS & ALLIED PRODUCTS)                          1,186,249
     193,200   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS
               RETAIL)                                                8,475,476
      72,000   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
               EQUIPMENT)                                             4,071,882
         127   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)          2,002,555
       4,040   JUPITER TELECOMMUNICATIONS COMPANY LIMITED
               (COMMUNICATIONS)+                                      3,491,226
       8,300   KEYENCE CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    2,086,698
     245,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)             4,836,364
      34,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)          466,631
      67,400   MITSUI & COMPANY LIMITED (WHOLESALE
               TRADE-DURABLE GOODS)<<                                   843,687
      29,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)             436,073
         896   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)          5,698,661
      29,700   ORIX CORPORATION (MISCELLANEOUS RETAIL)                5,363,372
      95,800   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT
               & RECREATION SERVICES)<<                               3,780,691
      95,800   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT
               & RECREATION SERVICES)+                                3,713,178
      16,100   SMC CORPORATION (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                        2,142,979
     348,000   SUMITOMO TRUST & BANKING COMPANY LIMITED
               (DEPOSITORY INSTITUTIONS)                              2,863,214

                                                                     52,885,204
                                                                 --------------

KOREA (SOUTH) - 3.77%
      62,530   HANA BANK (DEPOSITORY INSTITUTIONS)                    2,307,049
      79,430   KOOKMIN BANK (FINANCIAL SERVICES)+                     4,681,308
       1,500   KOOKMIN BANK ADR (DEPOSITORY INSTITUTIONS)                88,875
      69,710   SHINHAN FINANCIAL GROUP COMPANY LIMITED
               (FINANCIAL SERVICES)                                   2,424,986

                                                                      9,502,218
                                                                 --------------

LUXEMBOURG - 1.28%
      16,260   RTI GROUP (COMMUNICATIONS)                             1,256,557
     169,100   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING,
               RESEARCH MANAGEMENT & RELATED SERVICES)+               1,955,159

                                                                      3,211,716
                                                                 --------------


                                                                             111

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

MEXICO - 3.08%
     65,100    GRUPO TELEVISA SA ADR (COMMUNICATIONS)+           $    4,668,321
    605,300    WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE
               STORES)                                                3,085,865

                                                                      7,754,186
                                                                 --------------

NETHERLANDS - 2.92%
     212,540   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
               MANUFACTURING & RELATED)+                              3,489,329
      37,600   ASML HOLDING NV NEW YORK REGISTERED SHARES
               (SEMICONDUCTOR EQUIPMENT MANUFACTURING
               & RELATED)+                                              620,776
     108,490   ING GROEP NV (FINANCIAL SERVICES)                      3,231,035

                                                                      7,341,140
                                                                 --------------

NORWAY - 0.00%
         400   AKER ASA (MISCELLANEOUS RETAIL)+                          11,906
                                                                 --------------

PORTUGAL - 1.27%
   1,156,152   BANCO COMERCIAL PORTUGUES SA
               (DEPOSITORY INSTITUTIONS)                              3,209,796
                                                                 --------------

RUSSIA - 3.38%
      63,654   AFK SISTEMA GDR (BUSINESS SERVICES)+                   1,559,523
     120,500   LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)              6,958,875

                                                                      8,518,398
                                                                 --------------

SINGAPORE - 2.49%
      13,000   DBS GROUP HOLDINGS LIMITED
               (DEPOSITORY INSTITUTIONS)                                121,391
     209,800   KEPPEL CORPORATION LIMITED
               (BUSINESS SERVICES)<<                                  1,574,693
     364,000   SINGAPORE AIRLINES LIMITED
               (TRANSPORTATION SERVICES)                              2,495,435
   1,435,000   SINGAPORE TELECOMMUNICATIONS LIMITED
               (COMMUNICATIONS)                                       2,077,805

                                                                      6,269,324
                                                                 --------------

SPAIN - 3.74%
     159,328   BANCO BILBAO VIZCAYA ARGENTARIA SA
               (DEPOSITORY INSTITUTIONS)<<                            2,793,817
     154,126   BANCO SANTANDER CENTRAL HISPANO SA
               (DEPOSITORY INSTITUTIONS)<<                            2,024,634
      58,258   INDUSTRIA DE DISENO TEXTIL SA
               (APPAREL & ACCESSORY STORES)                           1,709,826
     149,348   PROMOTORA DE INFORMACIONES SA
               (PRINTING, PUBLISHING & ALLIED INDUSTRIES)             2,880,879

                                                                      9,409,156
                                                                 --------------

SWEDEN - 3.20%
      92,000   TELEFONAKTIEBOLAGET LM ERICSSON ADR
               (COMMUNICATIONS)+                                      3,389,280
   1,279,800   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
               (COMMUNICATIONS)                                       4,670,833

                                                                      8,060,113
                                                                 --------------

SWITZERLAND - 8.49%
      20,675   NESTLE SA (FOOD & KINDRED PRODUCTS)                    6,052,933
       1,287   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER
               FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                               303,221
      55,393   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)              2,809,123
      30,276   ROCHE HOLDING AG (HEALTH SERVICES)                     4,205,033
       3,806   SWISS REINSURANCE (INSURANCE CARRIERS)                   249,902
      91,274   UBS AG (FINANCIAL SERVICES)                            7,755,699

                                                                     21,375,911
                                                                 --------------


112

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

TAIWAN - 0.71%
      97,120   CHUNGHWA TELECOM COMPANY LIMITED ADR
               (COMMUNICATIONS)                                  $    1,797,691
                                                                 --------------

UNITED KINGDOM - 8.78%
     455,129   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)          4,499,430
     127,324   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)        1,284,558
      28,822   CARNIVAL PLC (WATER TRANSPORTATION)                    1,490,004
      81,384   HILTON GROUP PLC (AMUSEMENT & RECREATION
               SERVICES)                                                451,447
   2,013,153   ITV PLC (COMMUNICATIONS)                               4,012,385
   1,206,523   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY & MOBILE HOME DEALERS)                   4,596,600
      56,772   SMITH & NEPHEW PLC (CHEMICALS & ALLIED
               PRODUCTS)                                                476,638
     547,177   TESCO PLC (FOOD & KINDRED PRODUCTS)                    2,987,004
     737,952   WILLIAM MORRISON SUPERMARKETS PLC (FOOD
               & KINDRED PRODUCTS)                                    2,313,583

                                                                     22,111,649
                                                                 --------------

TOTAL COMMON STOCKS (COST $221,374,740)                             247,506,928
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 6.22%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.22%
  15,674,922   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE           15,674,922
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,674,922)           15,674,922
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUND - 0.91%
   2,277,356   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++            2,277,356
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,277,356)                        2,277,356
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $239,327,018)                      105.41%                 $  265,459,206
OTHER ASSETS AND LIABILITIES, NET         (5.41)                    (13,630,904)
                                         ------                  --------------
TOTAL NET ASSETS                         100.00%                 $  251,828,302
                                         ======                  ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,277,356.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $239,418,175 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

            GROSS UNREALIZED APPRECIATION                        $  29,844,384
            GROSS UNREALIZED DEPRECIATION                           (3,803,353)
                                                                 -------------
            NET UNREALIZED APPRECIATION (DEPRECIATION)           $  26,041,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCKS - 97.85%

AUSTRALIA - 5.37%
    4,119   ALINTA LIMITED (US GOVERNMENT SECURITIES)            $       37,223
   18,581   ALUMINA LIMITED (METAL MINING)                               86,578
   15,266   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                    78,117
   30,910   AMP LIMITED (INSURANCE CARRIERS)                            175,376
    2,290   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                    19,699
    2,926   APN NEWS AND MEDIA LIMITED (COMMUNICATIONS)+                 11,157
    5,215   ARISTOCRAT LEISURE LIMITED (AMUSEMENT &
            RECREATION SERVICES)                                         47,127
   29,475   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED
            (DEPOSITORY INSTITUTIONS)                                   539,465
    7,852   AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC,
            GAS & SANITARY SERVICES)                                     88,741
    1,934   AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS
            SERVICES)                                                    39,999
   14,904   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE
            CARRIERS)                                                    55,238
    2,568   BABCOCK AND BROWN LIMITED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                      41,517
   57,233   BHP BILLITON LIMITED (MINING & QUARRYING OF
            NONMETALLIC MINERALS, EXCEPT FUELS)                         971,124
    1,354   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                   13,475
   11,869   BLUESCOPE STEEL LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                    86,531
    9,857   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                    60,662
   14,979   BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING
            & ALLIED INDUSTRIES)                                        101,208
    2,310   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)+                                         36,148
   13,499   CENTRO PROPERTIES GROUP (REAL ESTATE)                        61,766
    4,499   CENTRO RETAIL GROUP (REAL ESTATE)+                            5,301
   27,443   CFS GANDEL RETAIL TRUST (REAL ESTATE)                        37,775
    4,006   CHALLENGER FINANCIAL SERVICES GROUP LIMITED
            (FINANCE & FINANCIAL SERVICES)                               12,250
    8,580   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)           51,756
      783   COCHLEAR LIMITED (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     23,413
   18,547   COLES MYER LIMITED (MISCELLANEOUS RETAIL)                   145,117
   20,439   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY
            INSTITUTIONS)                                               598,690
   19,747   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)              19,050
    6,200   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                    31,206
    3,024   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                    88,555
   14,989   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)+                           35,435
   41,595   DB RREEF TRUST (REAL ESTATE)                                 43,457
    4,052   DCA GROUP LIMITED (HEALTH SERVICES)+                         12,113
    2,772   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING,
            RESEARCH MANAGEMENT & RELATED SERVICES)                      12,768
   31,960   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)            142,093
    9,994   FUTURIS CORPORATION LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                    16,081
   30,663   GENERAL PROPERTY TRUST (REAL ESTATE)                         91,196
   10,015   HARVEY NORMAN HOLDINGS LIMITED (GENERAL
            MERCHANDISE STORES)                                          21,385
    4,413   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF
            NONMETALLIC MINERALS, EXCEPT FUELS)                          29,514
    8,315   ING INDUSTRIAL FUND (REAL ESTATE)                            14,965
   25,451   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE
            CARRIERS)                                                   105,973
   21,012   INVESTA PROPERTY GROUP (REAL ESTATE)                         33,490
    7,729   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                           52,753
   14,813   JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)               51,399
    2,584   LEIGHTON HOLDINGS LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    28,081
    6,281   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                 67,059

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

AUSTRALIA (CONTINUED)
    4,210   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)        $       26,937
   10,407   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                               26,031
    3,580   MACQUARIE BANK LIMITED (HOLDING & OTHER
            INVESTMENT OFFICES)                                         205,714
    5,631   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP
            (HOLDING & OTHER INVESTMENT OFFICES)                         25,465
   19,839   MACQUARIE GOODMAN GROUP (PROPERTIES)                         64,148
   32,796   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER
            INVESTMENT OFFICES)                                         100,291
   10,648   MAYNE GROUP LIMITED (HEALTH SERVICES)                        43,687
   13,447   MIRVAC GROUP (REAL ESTATE)                                   41,429
    6,348   MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN
            BUILDING CONSTRUCTION CONTRACTS)                             14,765
   24,894   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               627,428
    5,617   NEWCREST MINING LIMITED (METAL MINING)                       89,869
   10,517   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                  30,557
    4,604   ORICA LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  73,731
   13,840   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                 77,153
    9,534   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE
            STORES)                                                      20,721
    6,868   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                  16,551
    9,446   PATRICK CORPORATION LIMITED (BUSINESS SERVICES)              49,632
      724   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS
            SERVICES)                                                    37,406
    2,504   PUBLISHING & BROADCASTING LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                            31,469
   15,195   QANTAS AIRWAYS (TRANSPORTATION BY AIR)<<                     39,051
   12,870   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)<<          183,338
   15,026   RINKER GROUP LIMITED (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                          189,988
    4,539   RIO TINTO LIMITED (METAL MINING)<<                          204,710
    9,496   SANTOS LIMITED (OIL & GAS EXTRACTION)                        90,593
    1,353   SFE CORPORATION LIMITED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                      12,939
    4,053   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                   47,908
   21,893   STOCKLAND (REAL ESTATE)                                     102,845
    9,270   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)            139,336
    8,364   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION
            SERVICES)                                                   110,027
   33,770   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<              104,815
    4,068   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)              43,121
   12,945   TRANSURBAN GROUP (SOCIAL SERVICES)                           71,078
    1,213   UNITAB LIMITED (COMMERCE)+                                   12,118
    5,959   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                 182,455
   23,217   WESTFIELD GROUP (PROPERTIES)+                               297,450
      739   WESTFIELD GROUP (HOLDING & OTHER INVESTMENT
            OFFICES)+                                                     9,406
   29,056   WESTPAC BANKING CORPORATION (DEPOSITORY
            INSTITUTIONS)                                               467,537
    7,450   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)           204,530
   17,353   WOOLWORTHS LIMITED (FOOD STORES)                            220,072

                                                                      8,658,327
                                                                 --------------

AUSTRIA - 0.44%
      642   BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY
            INSTITUTIONS)                                                71,750
      144   BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS,
            EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 24,227
    2,118   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
            (DEPOSITORY INSTITUTIONS)                                   113,276
      199   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE
            CONTRACTORS)                                                 13,393
    6,044   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+              58,548
       80   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)             11,634

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

AUSTRIA (CONTINUED)
    1,304   MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+           $       23,069
    2,670   OMV AG (OIL & GAS EXTRACTION)                               158,554
      323   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              9,616
    5,887   TELEKOM AUSTRIA AG (COMMUNICATIONS)                         117,096
       97   VERBUND OESTERREICHISCHE
            ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS &
            SANITARY SERVICES)                                           34,041
      435   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                        38,259
    1,084   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                         42,719

                                                                        716,182
                                                                 --------------

BELGIUM - 1.27%
    1,585   AGFA-GEVAERT NV (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     38,194
      224   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     17,284
      272   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                22,246
    2,661   BELGACOM SA (COMMUNICATIONS)                                 90,219
       96   COFINIMMO SA (REITS)                                         15,138
      260   COLRUYT SA (FOOD STORES)<<                                   33,811
      330   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)           11,474
      52    D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE
            SERVICE STATIONS)                                            12,406
    1,130   DELHAIZE GROUP (FOOD STORES)                                 66,845
    8,763   DEXIA (DEPOSITORY INSTITUTIONS)                             197,261
      449   ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)              225,026
      396   EURONAV SA (WATER TRANSPORTATION)+                           12,993
   18,782   FORTIS (DEPOSITORY INSTITUTIONS)                            544,690
    1,144   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)             111,712
    2,914   INBEV (FOOD & KINDRED PRODUCTS)                             115,257
    2,994   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY
            INSTITUTIONS)                                               242,528
      481   MOBISTAR SA (COMMUNICATIONS)                                 39,541
      314   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                17,729
    1,037   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                     120,581
    1,401   UCB SA (CHEMICALS & ALLIED PRODUCTS)                         73,952
      409   UMICORE (MINING & QUARRYING OF NONMETALLIC
            MINERALS, EXCEPT FUELS)                                      44,609

                                                                      2,053,496
                                                                 --------------

CAYMAN ISLANDS - 0.02%
   23,000   HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+           33,355
                                                                 --------------

DENMARK - 0.77%
       19   A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT &
            INTERURBAN HIGHWAY PASS TRANSPORTATION)                     194,001
      213   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           18,352
      506   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                      29,581
      413   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                25,142
      838   DANISCO A/S (FOOD & KINDRED PRODUCTS)                        56,481
    7,028   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                   215,053
      395   DSV A/S (MOTOR FREIGHT TRANSPORTATION &
            WAREHOUSING)                                                 41,986

      384   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED
            PRODUCTS)                                                    28,479
      523   FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)+                        14,572
    3,702   GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           48,889
    1,114   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                28,302

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

DENMARK (CONTINUED)
       63   KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL
            TRADE CONTRACTORS)                                 $         15,757
      332   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  14,089
    3,876   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED
            PRODUCTS)                                                   191,639
      906   NOVOZYMES A/S (HEALTH SERVICES)                              46,692
    3,148   TDS A/S (COMMUNICATIONS)                                    169,333
      333   TOPDANMARK A/S (INSURANCE CARRIERS)+                         26,493
    2,748   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)+                                                    66,385
      420   WILLIAM DEMANT HOLDING (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)+                                                    19,683

                                                                      1,250,909
                                                                 --------------

FINLAND - 1.41%
    1,353   AMER GROUP (HOME FURNITURE, FURNISHINGS &
            EQUIPMENT STORES)                                            25,822
      611   CARGOTEC CORPORATION (TRANSPORTATION SERVICES)+              18,417
    2,307   ELISA CORPORATION (COMMUNICATIONS)                           39,871
    5,987   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<            120,164
      258   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                         11,938
      938   KESKO OYJ (FOOD STORES)                                      26,019
      611   KONE OYJ (BUSINESS SERVICES)+<<                              41,490
    1,657   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          42,040
    1,497   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                55,459
   71,748   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,202,052
    1,720   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                40,744
    1,353   ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                      30,164
    1,438   OUTOKUMPU OYJ (METAL MINING)                                 19,184
    1,155   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                     18,532
    1,600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                   35,940
    6,461   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)              102,500
    9,760   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                    134,192
    1,321   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)<<                            44,375
    8,466   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                   169,412
    1,130   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                    26,143
      889   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  28,298
    1,000   YIT-YHTYMA OYJ (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            42,425

                                                                      2,275,181
                                                                 --------------

FRANCE - 9.16%
   3,289    ACCOR SA (METAL MINING)                                     166,100
   2,036    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                       34,037
   1,755    AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                322,715
   19,987   ALCATEL SA (COMMUNICATIONS)+                                266,157
   1,898    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+                                         90,104
   8,222    ARCELOR SA (PRIMARY METAL INDUSTRIES)                       192,296
   1,003    ATOS ORIGIN (BUSINESS SERVICES)+                             70,941
    975     AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL
            SERVICES)                                                    56,422
   23,080   AXA SA (INSURANCE CARRIERS)                                 633,552
   12,763   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                    970,206
   3,214    BOUYGUES SA (ENGINEERING CONSTRUCTION)                      149,373
   1,063    BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)+<<                           36,475

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                           VALUE

FRANCE (CONTINUED)
       2,124   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY
               & COMPUTER EQUIPMENT)+                             $       82,657
       9,089   CARREFOUR SA (FOOD STORES)                                418,156
         575   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                 40,773
       1,565   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA
               (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                          129,594
         584   CNP ASSURANCES (INSURANCE AGENTS, BROKERS &
               SERVICE)                                                   39,165
       4,907   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
               CONCRETE PRODUCTS)                                        282,254
       2,286   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
               (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                134,294
       9,494   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)              278,413
         976   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                            50,439
       1,235   EURONEXT NV (BUSINESS SERVICES)                            54,355
      27,150   FRANCE TELECOM SA (COMMUNICATIONS)                        779,210
         159   GECINA SA (REAL ESTATE)                                    18,727
       3,848   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                   414,606
         152   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED
               PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            35,897
         542   IMERYS SA (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                                  40,224
         387   KLEPIERRE (REAL ESTATE)                                    38,837
       4,794   L'OREAL SA (APPAREL & ACCESSORY STORES)                   371,340
       2,763   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                                 243,076
       2,002   LAGARDERE SCA (COMMUNICATIONS)                            142,081
       3,947   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)<<                                               325,418
         530   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                        51,373
       2,091   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
               INDUSTRIES)                                                57,047
         981   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                 173,197
       2,488   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE
               SERVICE STATIONS)                                         168,947
       1,055   PINAULT PRINTEMPS REDOUTE (APPAREL & ACCESSORY
               STORES)                                                   110,692
       2,169   PUBLICIS GROUPE (COMMUNICATIONS)                           69,028
       2,984   RENAULT SA (TRANSPORTATION EQUIPMENT)                     282,602
       2,890   SAGEM SA (NATIONAL SECURITY & INTERNATIONAL
               AFFAIRS)                                                   62,381
      17,056   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED
               PRODUCTS)                                               1,409,290
       3,645   SCHNEIDER ELECTRIC SA (BUILDING MATERIALS,
               HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            287,815
      11,766   SCOR SA (INSURANCE CARRIERS)                               24,040
         382   SOCIETE AUTOROUTES DU NORD ET DE L'EST DE LA
               FRANCE (MISCELLANEOUS MANUFACTURING INDUSTRIES)+           23,851
         527   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS &
               EQUIPMENT STORES)                                          31,175
         565   SOCIETE DES AUTOROUTES PARIS RHIN RHONE
               (TRANSPORTATION SERVICES)                                  37,993
       5,573   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                635,967
       1,989   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)            52,758
       1,687   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)              63,684
      14,500   SUEZ SA (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                         419,115
       1,449   TECHNIP SA (OIL & GAS EXTRACTION)                          85,751
       1,283   THALES SA (TRANSPORTATION BY AIR)                          59,567
       4,341   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT
               STORES)                                                    90,258
       9,160   TOTAL SA (PETROLEUM REFINING & RELATED
               INDUSTRIES)                                             2,500,133
         755   UNIBAIL (REAL ESTATE)                                     109,614
       1,162   VALEO SA (TRANSPORTATION EQUIPMENT)<<                      48,293
       5,061   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY
               SERVICES)                                                 213,559
       2,412   VINCI SA (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                         207,704
      17,284   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                     564,189
         611   ZODIAC SA (TRANSPORTATION BY AIR)<<                        36,056
                                                                      14,783,973
                                                                  --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                           VALUE

GERMANY - 6.62%
         694   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)     $      120,592
       5,977   ALLIANZ AG (INSURANCE CARRIERS)                           806,990
       1,186   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              66,395
       8,662   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     650,652
      10,507   BAYER AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             385,023
       8,990   BAYERISCHE VEREINSBANK AG (DEPOSITORY
               INSTITUTIONS)+                                            253,261
         275   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                 31,564
         584   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                 51,132
       7,430   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                  202,705
       2,159   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS
               PRODUCTS)                                                 177,224
      14,586   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)             773,783
       7,895   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                738,404
       1,579   DEUTSCHE BOERSE AG (SECURITY & COMMODITY
               BROKERS, DEALERS, EXCHANGES & SERVICES)                   150,869
       3,799   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)              50,361
       9,981   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                233,436
      43,662   DEUTSCHE TELEKOM AG (COMMUNICATIONS)<<                    794,475
         629   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)            23,888
       9,968   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               915,635
         928   EPCOS AG (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)+                                                12,123
         601   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<              54,715
         417   FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH
               SERVICES)                                                  32,827
         863   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING,
               PUBLISHING & ALLIED INDUSTRIES)                            29,570
         983   HENKEL KGAA (APPAREL & ACCESSORY STORES)                   89,398
         992   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                          44,292
       2,151   HYPO REAL ESTATE HOLDING AG (DEPOSITORY
               INSTITUTIONS)                                             108,733
      10,093   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                       99,226
       1,165   IVG IMMOBILIEN AG (REAL ESTATE)                            23,943
       1,041   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<           14,088
           0   LANXESS AG (CHEMICALS)+                                        12
       1,377   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)              101,448
       2,242   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                       115,003
         777   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                   65,397
       2,409   METRO AG (FOOD STORES)                                    118,619
         955   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                19,960
       2,935   MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG
               (INSURANCE CARRIERS)                                      335,106
         130   PORSCHE AG (TRANSPORTATION EQUIPMENT)                      99,955
         755   PREMIERE AG (ENTERTAINMENT)+<<                             21,206
       1,314   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                   22,709
         279   PUMA AG RUDOLF DASSLER SPORT (APPAREL &
               ACCESSORY STORES)                                          75,704
       6,733   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                445,468
         634   RWE AG PREFERRED (ELECTRIC, GAS & SANITARY
               SERVICES)                                                  36,506
       3,561   SAP AG (BUSINESS SERVICES)                                615,434
       2,723   SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                 172,141
      12,836   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)            988,868
         815   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                    18,483
       5,729   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                119,599
       2,529   TUI AG (TRANSPORTATION BY AIR)<<                           53,860
       3,546   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                  218,202

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                           VALUE

GERMANY (CONTINUED)
       1,577   VOLKSWAGEN AG PREFERRED (TRANSPORTATION
               EQUIPMENT)                                         $       71,984
         263   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                            25,287

                                                                      10,676,255
                                                                  --------------
GREECE - 0.60%
       4,348   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                   123,012
       1,740   COCA-COLA HELLENIC BOTTLING COMPANY SA
               (FOOD & KINDRED PRODUCTS)                                  50,440
       1,950   COSMOTE MOBILE COMMUNICATIONS SA
               (COMMUNICATIONS)                                           38,763
       3,250   EFG EUROBANK ERGASIAS SA (DEPOSITORY
               INSTITUTIONS)                                             100,853
       1,176   EMPORIKI BANK OF GREECE SA (DEPOSITORY
               INSTITUTIONS)                                              34,543
         300   FOLLIE SA (APPAREL & ACCESSORY STORES)                      8,985
         920   GERMANOS SA (HOME FURNITURE, FURNISHINGS &
               EQUIPMENT STORES)                                          14,883
         350   HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE
               STORES)                                                     6,571
       2,030   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)               31,668
       1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION
               OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 8,990
       4,370   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA
               (COMMUNICATIONS)                                           87,395
         796   HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS
               & OTHER LODGE PLACES)                                       9,854
       1,610   INTRACOM SA (COMMUNICATIONS)                               11,145
       4,540   NATIONAL BANK OF GREECE SA (DEPOSITORY
               INSTITUTIONS)                                             181,698
       3,230   OPAP SA (AMUSEMENT & RECREATION SERVICES)                 100,310
       2,875   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                  60,123
       1,690   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS &
               SANITARY SERVICES)                                         37,210
       1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION
               OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                10,127
         900   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS &
               CONCRETE PRODUCTS)                                         30,070
       2,080   VIOHALCO SA (BUSINESS SERVICES)                            14,249

                                                                         960,889
                                                                  --------------
HONG KONG - 1.69%
       3,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                        17,032
      22,800   BANK OF EAST ASIA LIMITED (DEPOSITORY
               INSTITUTIONS)                                              66,719
      59,000   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY
               INSTITUTIONS)                                             118,269
      16,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION
               BY AIR)                                                    28,463
      24,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                271,020
       7,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED
               (HEAVY CONSTRUCTION OTHER THAN BUILDING
               CONSTRUCTION CONTRACTS)                                    23,371
      29,500   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY
               SERVICES)                                                 175,882
      15,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE
               NON-DURABLE GOODS)                                        112,152
      28,000   GIORDANO INTERNATIONAL LIMITED (APPAREL &
               ACCESSORY STORES)                                          19,311
      29,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                 46,169
      12,500   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)          168,066
      12,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED
               (REAL ESTATE)                                              59,943
      60,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS
               EXTRACTION)                                               123,754
      18,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS
               SERVICES)                                                  61,606
      22,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS &
               SANITARY SERVICES)                                        109,754
      10,000   HOPEWELL HOLDINGS (REAL ESTATE)                            26,362
      34,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                351,731
      12,000   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)            30,010
      22,500   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL &
               COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 21,609
       9,000   KERRY PROPERTIES LIMITED (REAL ESTATE)                     22,798

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
HONG KONG (CONTINUED)
  8,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                    $     19,955
 28,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               64,790
 22,000   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                           46,085
 38,000   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                 49,966
  2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                         8,225
 57,000   PCCW LIMITED (COMMUNICATIONS)                                                                       37,107
 18,000   SCMP GROUP LIMITED (COMMUNICATIONS)                                                                  6,729
 20,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        32,356
 20,000   SINO LAND COMPANY (REAL ESTATE)                                                                     24,364
  5,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                         5,708
 32,000   SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          11,550
 21,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                     217,516
 15,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                          138,159
 14,000   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
          MOBILE HOME DEALERS)                                                                                35,824
  5,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                     30,584
 12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                    8,199
 21,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                          81,890
  3,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    22,082
  9,000   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                           24,712

                                                                                                           2,719,822
                                                                                                        ------------

IRELAND - 0.82%
 13,741   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                   292,309
 16,404   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                          259,254
  4,428   C&C GROUP PLC (EATING & DRINKING PLACES)+                                                           26,503
  9,047   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   245,189
  1,283   DCC PLC (BUSINESS SERVICES)                                                                         25,751
  5,921   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                            95,001
  7,360   EIRCOM GROUP PLC (COMMUNICATIONS)                                                                   17,337
  4,142   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                 37,335
  5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                      18,014
  3,778   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+              38,141
  2,891   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                       12,543
  2,027   IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)+                                                     29,356
  8,902   INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                     25,998
  4,666   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                   84,959
  2,132   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           49,838
  1,707   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              21,952
    869   PADDY POWER PCL (AMUSEMENT & RECREATION SERVICES)                                                   15,301
    623   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                   28,365

                                                                                                           1,323,146
                                                                                                        ------------

ITALY - 3.74%
  7,111   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                     87,771
  2,213   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                      22,169
 15,414   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                    486,105
  1,722   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                            24,297
  4,543   AUTOSTRADE SPA (SOCIAL SERVICES)                                                                   116,790

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
ITALY (CONTINUED)
  1,457   BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)                                               $     45,861
  4,699   BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                             26,910
 14,756   BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                      64,199
 52,054   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                         242,581
 18,504   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                     82,062
 17,787   BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+                                           57,077
  6,239   BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                             63,923
  5,576   BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                               113,189
  5,886   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                   110,992
  1,032   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          MATERIALS)<<                                                                                        11,064
  2,527   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                            28,427
 22,903   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                            125,243
 13,359   EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                     29,783
 68,680   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                       591,834
 41,554   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                              1,234,060
  7,962   FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                              71,194
  2,459   FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)                                                           22,328
  4,600   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                            91,273
  3,275   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                 18,529
  1,343   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            21,015
    360   LOTTOMATTICA SPA (AMUSEMENT & RECREATION SERVICES)                                                  13,646
  2,339   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
          & OPTICAL)                                                                                          58,134
 13,156   MEDIASET SPA (COMMUNICATIONS)                                                                      155,665
  7,496   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                           147,479
  4,147   MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                               28,434
 43,372   PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                          46,002
  4,796   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)<<                                           109,172
 17,704   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                         274,912
 66,054   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                            32,549
 14,619   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)<<                                                          85,214
 23,337   TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+<<                                                        15,286
 96,029   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                            267,180
170,640   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                554,751
 17,214   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                       44,377
  3,533   TISCALI SPA (COMMUNICATIONS)+<<                                                                     12,250
 71,121   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                  400,886

                                                                                                           6,034,613
                                                                                                        ------------

JAPAN - 23.10%
  5,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           36,734
  1,250   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           90,733
    600   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                16,385
  1,100   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                 85,271
 10,700   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        214,905
    500   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            36,337
  1,100   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              92,151
  3,100   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                              87,932
 10,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                           105,180

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
    400   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                              $     18,605
  8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                          24,806
  3,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              48,705
  6,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      47,833
  1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          15,504
  1,000   ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                  5,400
  1,000   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         28,189
    400   ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               9,144
  6,600   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                   83,546
 15,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          HOME DEALERS)<<                                                                                    157,373
 21,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              114,693
    600   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                             18,710
    500   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                     19,512
  9,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                   64,852
  4,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                     40,028
 20,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                 152,396
  1,000   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                          37,614
 11,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           235,465
 12,000   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                647,992
  1,000   CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                    20,525
  3,300   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             47,936
  3,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
          MOBILE HOME DEALERS)                                                                                17,230
     26   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                            202,467
 11,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        89,438
  2,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)               36,822
  9,300   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                      226,929
  4,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 89,636
    800   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                        19,133
  4,400   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                        35,853
    800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                      17,900
  2,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                 23,150
  2,600   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               114,059
  1,100   CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                        48,450
 10,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     161,205
  4,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    25,899
  6,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              38,583
 10,904   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                     223,329
  4,000   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          HOME DEALERS)                                                                                      107,118
  4,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                   47,075
 10,000   DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                              32,858
  3,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
          EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  19,582
  1,300   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                              56,915
  8,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                104,651
 21,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                           164,086
  7,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                   25,220

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  8,400   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                $    243,446
     31   DENTSU INCORPORATED (BUSINESS SERVICES)                                                             87,932
  5,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
          FUELS)                                                                                              41,931
      7   E TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                   30,770
     14   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            10,544
     56   EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)<<                                               319,662
  5,000   EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          21,274
  3,700   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                158,078
  2,400   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                      80,127
    600   EPILDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)+                                                                                         17,548
  1,000   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             30,039
  2,800   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)<<                                                                              226,427
    900   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         68,261
  9,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
          SUPPLY & MOBILE HOME DEALERS)                                                                       35,835
  8,000   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   263,566
    400   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                          10,465
      7   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                               15,662
  6,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  36,786
 29,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           191,085
  9,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       45,587
    700   GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                            13,566
      6   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               9,197
  6,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        38,478
  4,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          MATERIALS)                                                                                          20,120
    400   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                               26,533
  2,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                               15,768
    400   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                  25,370
  4,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                      27,132
    500   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              58,272
  3,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    12,183
  1,000   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    21,010
  1,700   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      35,492
  1,500   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
          & COMPUTER EQUIPMENT)                                                                               28,673
 49,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           310,351
    600   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
          COMPUTER EQUIPMENT)                                                                                  9,625
  2,900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
          EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  61,694
 19,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     71,635
 12,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             701,268
  1,400   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                   21,323
  1,600   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  53,136
  4,800   HOYA CORPORATION W/I SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                  163,214
  1,500   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          62,500
      7   INDEX CORPORATION (COMMUNICATIONS)                                                                   9,558
      7   INDEX CORPORATION W/I SHARES (COMMUNICATIONS)+                                                       9,311

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
      6   INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                   $     46,564
  2,800   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 44,595
  5,000   ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        10,527
 17,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
          INDUSTRIES)+                                                                                        34,294
    500   ITO EN LIMITED (EATING & DRINKING PLACES)                                                           23,388
 24,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             165,116
    500   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                          17,486
    500   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          32,726
 11,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                               29,167
      7   JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                   19,917
      5   JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                    40,301
      4   JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                    32,276
     14   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                      220,754
  9,200   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                               299,049
  3,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    54,836
 12,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         73,150
  3,000   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       62,368
 16,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          BUILDERS)                                                                                           76,110
  1,000   KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   7,435
  4,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                  31,889
  5,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    65,231
 12,600   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     278,039
  4,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          25,123
  8,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      196,970
  2,400   KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 15,708
 20,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          50,564
  8,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                57,717
     38   KDDI CORPORATION (COMMUNICATIONS)                                                                  214,235
  7,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)<<                         43,966
  9,000   KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                     49,630
  4,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   21,952
    500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                125,705
  2,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                      19,204
  2,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          BUILDERS)                                                                                           17,266
 26,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                      87,949
 13,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            143,147
 45,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
          EQUIPMENT)                                                                                         136,760
  1,300   KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             17,956
 15,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           204,281
  1,000   KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       17,794
  1,600   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         36,011
  7,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       68,182
    400   KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           13,636
  2,000   KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               30,162
 18,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        124,630
  6,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                     53,171
  2,200   KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                    35,077

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  1,900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY &
          HOUSING PROGRAMS)                                                                             $     34,478
  2,700   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                187,896
  6,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     46,564
  6,400   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     142,354
  1,000   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                    37,703
  2,000   LEOPALACE 21 CORPORATION (REAL ESTATE)                                                              48,273
    500   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              24,665
  2,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                 40,521
 22,000   MARUBENI CORPORATION (BUSINESS SERVICES)<<                                                         102,326
  5,300   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  89,501
  1,700   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                           20,651
    700   MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                       22,754
 33,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
          EQUIPMENT STORES)                                                                                  559,012
  5,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
          MOBILE HOME DEALERS)                                                                                49,683
  4,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                 21,987
  5,000   MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                25,943
    600   MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         19,186
     23   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                  368,746
  6,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          24,736
 28,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)<<                                     92,741
 19,300   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                         380,832
 32,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                         204,933
 18,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                    247,040
  6,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                          40,063
 51,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       180,603
  2,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                       23,591
 15,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS,
          EXCEPT FUELS)                                                                                       52,986
  9,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                            40,275
     78   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                            1,023,784
  3,000   MITSUBISHIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
          EXCHANGES & SERVICES)                                                                               33,510
 22,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)<<                                         275,388
 10,000   MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              59,020
 10,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                        23,784
 13,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                       195,481
  9,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                             52,246
 18,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                 143,816
 20,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                     231,501
  9,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                       124,630
  6,000   MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                     29,017
  1,200   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              12,178
    134   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                      852,255
  3,100   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             172,859
  3,200   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                53,277
 31,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                167,944

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
    600   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        $     19,979
      9   NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                          17,680
  4,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          50,846
  3,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                           43,472
  3,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               21,987
    400   NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     9,760
  5,000   NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                      20,525
    900   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                   53,515
    900   NIDEC CORPORATION W/I SHARES (WHOLESALE TRADE-DURABLE GOODS)+                                       52,881
 11,000   NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                   127,229
  4,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  50,458
  1,600   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         186,610
      5   NIPPON BUILDING FUND INCORPORATED (REITS)                                                           42,680
  3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      54,043
 14,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         69,063
  2,000   NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         15,698
  8,000   NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                   21,987
  3,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                          32,452
 13,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                         103,066
 20,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)<<                                                    177,061
  4,000   NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              24,982
  6,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
          & MOBILE HOME DEALERS)                                                                              27,008
  2,000   NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       21,159
101,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                379,017
     81   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                          398,150
     15   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                     54,308
 16,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                               107,259
  8,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            39,676
  4,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
          CONTRACTORS & OPERATIVE BUILDERS)                                                                   16,737
  3,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    37,606
 36,100   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                      412,135
  3,300   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                         32,064
 12,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
          TRANSPORTATION EQUIPMENT)                                                                           41,438
  3,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                           26,004
  1,400   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                      36,443
    300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             25,132
  2,600   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              146,353
  1,600   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                          47,639
 28,100   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         435,906
      3   NOMURA REAL ESTATE OFFICE FUND (REITS)                                                              22,093
    400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          46,159
  8,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                              44,116
  7,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            41,869
     21   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)<<                                                                        81,025
    271   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                           482,223
      3   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                     15,381
 10,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               69,063

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
    100   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 $     17,001
 10,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   54,440
 14,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                 76,462
  9,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              30,603
  3,000   OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                18,367
  2,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                    44,309
  3,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                 87,685
  2,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
          FABRICS & SIMILAR MATERIALS)                                                                        31,712
    600   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   26,427
    900   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                     51,453
  1,300   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                            234,760
 33,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                      115,407
  2,600   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                37,012
  1,450   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       107,422
  2,100   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                            20,090
     69   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                               52,759
     66   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                            170,349
 11,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         171,802
    700   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              16,094
  1,800   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         156,184
    400   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               25,758
  2,000   SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                        9,091
  2,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              22,956
    800   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                          42,142
  1,100   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 28,488
  3,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          HOME DEALERS)                                                                                       18,023
 26,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<           64,130
  5,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)<<                                               26,207
  3,500   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         168,340
  1,100   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                43,411
  1,100   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)+                                 42,636
  1,700   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          43,728
  2,000   SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                   18,270
  7,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                 49,885
  8,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              98,027
 13,020   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)+                                                  431,247
     90   SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  23,229
 15,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)<<                                                                              217,230
    900   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     22,912
    300   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                              33,245
  1,300   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               35,042
  9,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                58,906
  6,000   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   261,628
  8,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
          EXCHANGES & SERVICES)+                                                                              29,598
 16,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     100,775
  5,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            68,050

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  6,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         $     86,469
 10,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    102,977
 16,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                        51,163
  2,900   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                        39,699
    900   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           119,794
  4,000   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                          221,987
     78   SOFTBANK INVESTMENT CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                32,603
  3,700   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                    21,088
 14,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                            185,359
 15,300   SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  502,722
  2,600   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           39,371
  3,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                   20,560
 25,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    154,598
 17,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 179,404
 12,000   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      161,734
  9,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          63,821
 68,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
          TRANSPORTATION EQUIPMENT)                                                                          238,407
  9,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
          MINERALS, EXCEPT FUELS)                                                                             83,404
     72   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                             678,647
  7,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      22,322
  6,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                         88,901
  3,000   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                       35,650
 21,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                 172,780
  3,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       33,034
  1,000   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    28,894
  1,300   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                  19,159
  3,750   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     223,309
 13,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                48,555
 15,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 61,707
  2,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       36,029
  2,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              22,023
  3,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                             18,895
  4,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            50,951
 14,400   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                857,505
  1,550   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                          120,838
  1,000   TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              7,902
  4,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        40,416
  2,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           142,530
 14,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                              81,642
  3,000   TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  32,373
  2,900   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    93,243
  1,600   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        39,887
    600   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         12,474
 13,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                              51,876
  3,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   15,143

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  2,200   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                  $     34,884
  6,200   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     137,905
  3,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  29,387
    600   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                             13,927
 17,900   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                      452,546
  2,700   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         143,420
 35,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                      142,134
  1,700   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                    26,431
  1,000   TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
          & SIMILAR MATERIALS)                                                                                10,588
  4,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                32,558
 15,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                         79,545
  6,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                38,742
  5,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                       58,140
  9,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          94,900
 18,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                               95,772
 48,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       211,416
  7,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     29,783
  3,700   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            63,003
  5,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       39,641
  2,800   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 41,586
  1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                17,072
  9,000   TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                      22,199
  1,100   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             20,930
  3,000   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                            99,630
 46,300   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                              2,120,860
  2,000   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                       36,381
  1,500   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   47,437
 15,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                          40,433
     60   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                               402,220
    700   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                  30,215
  1,000   UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)<<                                                                               14,641
  3,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          39,588
  2,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  40,610
    380   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                26,980
  2,000   WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          MATERIALS)                                                                                          26,445
     29   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                               109,593
     59   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                         69,124
     59   YAHOO! JAPAN CORPORATION WI SHARES (COMMUNICATIONS)+                                                70,164
  1,700   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                           43,054
  1,300   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                     98,828
  2,800   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 48,467
  3,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             64,037
  8,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                            334,769
  6,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)<<                                        98,626
  2,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           17,512
  3,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                           22,965

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

JAPAN (CONTINUED)
    3,600   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                  $       56,194
    3,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)               32,770

                                                                     37,280,351
                                                                 --------------

LUXEMBOURG - 0.02%
    3,124   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING,
            RESEARCH MANAGEMENT & RELATED SERVICES)+                     36,120
                                                                 --------------

NETHERLANDS - 4.56%
   27,500   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)              658,704
   22,010   AEGON NV (INSURANCE CARRIERS)                               326,691
    4,282   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 186,657
    7,621   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
            MANUFACTURING & RELATED)+                                   125,116
    1,613   BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)+                 19,483
      593   CORIO NV (REITS)                                             34,423
    2,464   DSM NV (CHEMICALS & ALLIED PRODUCTS)                         96,807
    3,874   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
            (TRANSPORTATION BY AIR)                                     137,351
    2,063   GETRONICS NV (BUSINESS SERVICES)                             25,240
    8,044   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+            23,686
    3,859   HEINEKEN NV (EATING & DRINKING PLACES)<<                    123,879
      529   IHC CALAND NV (OIL & GAS EXTRACTION)                         44,123
   29,516   ING GROEP NV (FINANCIAL SERVICES)                           879,042
   33,207   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                 297,728
   20,934   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                      556,278
   24,516   KONINKLIJKE AHOLD NV (FOOD STORES)+                         185,332
    1,489   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          23,318
    2,059   QIAGEN NV (HEALTH SERVICES)+                                 26,602
      753   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING &
            ALLIED INDUSTRIES)                                           28,906
   11,039   REED ELSEVIER NV (COMMUNICATIONS)                           152,308
      727   RODAMCO EUROPE NV (REITS)                                    62,822
    2,476   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                  108,348
    6,028   TNT NV (TRANSPORTATION SERVICES)                            149,749
    9,003   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                     640,019
    2,818   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)         39,964
    3,925   VNU NV (COMMUNICATIONS)                                     123,356
      349   WERELDHAVE NV (REITS)                                        36,974
    4,362   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  81,154

                                                                      7,359,867
                                                                 --------------

NEW ZEALAND - 0.21%
   18,500   AUCKLAND INTERNATIONAL AIRPORT LIMITED
            (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                     29,178
    8,370   CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)         14,591
    4,376   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY
            SERVICES)                                                    23,006
    4,714   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED
            (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             11,511
    8,696   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                           22,438
    7,167   FLETCHER BUILDING LIMITED (BUILDING MATERIALS,
            HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               39,265

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

NEW ZEALAND (CONTINUED)
    7,892   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS,
            ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)          $       26,259
    3,579   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)+             15,251
   33,659   TELECOM CORPORATION OF NEW ZEALAND LIMITED
            (COMMUNICATIONS)<<                                          140,167
      705   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT
            FURNITURE)+                                                   2,048
    4,703   TOWER LIMITED (BUSINESS SERVICES)+                            7,515
    3,233   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+           7,022
    2,606   WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE
            STORES)                                                       7,030
      372   WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF
            ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                     1,580

                                                                        346,861
                                                                 --------------

NORWAY - 0.76%
   11,614   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               119,658
      654   FRONTLINE LIMITED (WATER TRANSPORTATION)                     29,049
    2,306   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      258,000
    1,800   NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)          26,581
    1,800   NORSKE SKOGINDUSTRIER RIGHTS ASA (REITS)+                     3,159
    3,142   ORKLA ASA (FOOD & KINDRED PRODUCTS)                         119,176
      831   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+           26,446
      500   PROSAFE ASA (OIL & GAS EXTRACTION)                           18,698
      919   SCHIBSTED ASA (COMMUNICATIONS)                               28,545
        0   SHIP FINANCE INTERNATIONAL LIMITED (WATER
            TRANSPORTATION)                                                   3
      678   SMEDVIG ASA (OIL & GAS EXTRACTION)                           16,610
   11,312   STATOIL ASA (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 280,575
      400   STOLT-NIELSEN SA (WATER TRANSPORTATION)+                     15,966
    3,964   STOREBRAND ASA (INSURANCE CARRIERS)                          38,723
    2,116   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           28,260
      800   TANDBERG TELEVISION ASA + (COMMUNICATIONS)+                  10,410
   13,293   TELENOR ASA (COMMUNICATIONS)                                118,695
    3,383   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL
            QUALITY & HOUSING PROGRAMS)                                  24,063
    3,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)               61,367

                                                                      1,223,984
                                                                 --------------

PORTUGAL - 0.28%
    4,914   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                       21,852
   31,639   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)                                                87,838
    1,543   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)            24,646
    5,340   BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL
            SERVICES)                                                    46,145
    3,821   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS
            & CONCRETE PRODUCTS)                                         21,078
   29,624   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER           82,600
            EQUIPMENT)
      716   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                       10,326
   12,276   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                   112,130
    1,398   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
            MULTIMEDIA SGPS SA (COMMUNICATIONS)                          14,786
   17,058   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                   29,112

                                                                        450,513
                                                                 --------------

SINGAPORE - 0.83%
    9,000   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                     7,127
   11,000   ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                14,237

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SINGAPORE (CONTINUED)
   15,000   CAPITALAND LIMITED (REAL ESTATE)                      $      27,836
   13,000   CAPITAMALL TRUST (REITS)                                     18,055
   19,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                      12,913
    8,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                      43,970
   29,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION
            SERVICES)                                                    25,708
    1,000   CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL &
            COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    7,388
    4,000   DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)+                                                   3,860
   19,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)        177,418
    3,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)             30,496
    2,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)               6,146
    2,000   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE
            NON-DURABLE GOODS)                                           13,120
    9,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)               67,551
    7,000   KEPPEL LAND LIMITED (REAL ESTATE)<<                          15,307
    9,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)          16,383
   43,200   OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY
            INSTITUTIONS)                                               159,570
    1,000   OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING
            HOUSES, CAMPS & OTHER LODGE PLACES)                           5,644
   11,000   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                   14,042
   15,980   SEMBCORP INDUSTRIES LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    28,333
    5,035   SEMBCORP LOGISTICS LIMITED (MOTOR FREIGHT
            TRANSPORTATION & WAREHOUSING)                                 4,910
    9,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)           15,904
    9,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)         61,700
   14,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)               20,850
    2,000   SINGAPORE LAND LIMITED (REAL ESTATE)                          6,442
   25,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)             17,878
   27,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)                              73,721
   21,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED
            (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                          31,524
  113,000   SINGAPORE TELECOMMUNICATIONS LIMITED
            (COMMUNICATIONS)                                            163,618
   11,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)            6,761
   18,000   STATS CHIPPAC LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)+                                                  11,064
   12,000   SUNTEC REIT (REITS)                                           8,156
   20,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               166,662
    9,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)<<                 12,446
    4,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                          34,278
    8,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                       7,139

                                                                      1,338,157
                                                                  -------------

SPAIN - 3.89%
    3,196   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<              92,955
      487   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
            CONSTRUCTION CONTRACTS)                                      55,750
    2,952   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)+<<                     41,013
    3,773   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                  109,964
    4,636   ALTADIS SA (TOBACCO PRODUCTS)                               207,660
    1,476   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                 26,751
   54,879   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
            INSTITUTIONS)<<                                             962,303
   13,779   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<        167,921
   96,175   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)<<                                           1,263,377

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SPAIN (CONTINUED)
    3,224   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE
            TRANSPORTE SA (TRANSPORTATION SERVICES)               $      44,289
    1,699   CORP MAPFRE SA (INSURANCE CARRIERS)                          29,159
    1,410   EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<             25,250
   15,701   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)               420,241
      762   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                   45,415
    2,075   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS
            & SANITARY SERVICES)<<                                       31,871
    2,692   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY
            SERVICES)<<                                                  78,296
    1,034   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN
            BUILDING CONSTRUCTION CONTRACTS)                             86,058
   13,138   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)            367,116
    8,826   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION
            BY AIR)                                                      22,488
    2,090   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)<<                            45,842
    3,707   INDUSTRIA DE DISENO TEXTIL SA (APPAREL &
            ACCESSORY STORES)                                           108,797
      513   INMOBILIARIA COLONIAL SA (REAL ESTATE)+                      31,136
      618   METROVACESA SA (REAL ESTATE)                                 45,493
    1,473   NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS &
            OTHER LODGE PLACES)                                          22,766
    1,224   PROMOTORA DE INFORMACIONES SA (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                            23,611
   14,829   REPSOL YPF SA (OIL & GAS EXTRACTION)                        480,488
    1,811   SACYR VALLEHERMOSO SA (REAL ESTATE)<<                        50,822
    1,092   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA
            (ELECTRIC, GAS & SANITARY SERVICES)                          26,493
      630   SOGECABLE SA (COMMUNICATIONS)+<<                             24,593
    2,598   TELEFONICA PUBLICIDAD E INFORMACION SA
            (COMMUNICATIONS)                                             22,419
   72,198   TELEFONICA SA (COMMUNICATIONS)+                           1,181,824
    3,434   UNION FENOSA SA (ELECTRIC, GAS & SANITARY
            SERVICES)                                                   113,414
    2,270   ZELTIA SA (HEALTH SERVICES)+<<                               16,451

                                                                      6,272,026
                                                                  -------------

SWEDEN - 2.38%
    1,292   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                23,493
    5,087   ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                        71,836
    5,514   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)+                            106,665
    3,606   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)+                             62,315
      558   AXFOOD AB (FOOD & KINDRED PRODUCTS)                          13,817
      763   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                 9,741
    1,399   CAPIO AB (HEALTH SERVICES)+                                  27,604
      674   CASTELLUM AB (REAL ESTATE)                                   24,859
      725   D CARNEGIE & COMPANY AB (HOLDING & OTHER
            INVESTMENT OFFICES)                                           9,303
    4,807   ELECTROLUX AB (HOME FURNITURE, FURNISHINGS &
            EQUIPMENT STORES)                                           112,517
      538   ELEKTA AB (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                24,631
    2,481   ENIRO AB (COMMUNICATIONS)                                    28,956
    2,975   GAMBRO AB A SHARES (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     45,081
    1,442   GAMBRO AB B SHARES (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     21,758
    2,633   GETINGE AB (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                36,333
    7,630   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                  272,073
      517   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                        12,135
      931   HOLMEN AB (PAPER & ALLIED PRODUCTS)                          29,176
    2,686   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                  33,947
      761   MODERN TIMES GROUP AB (COMMUNICATIONS)+                      28,657
   34,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                         343,406

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SWEDEN (CONTINUED)
    1,424   OMX AB (BUSINESS SERVICES)+                           $      17,584
      550   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY
            STORES)                                                      15,995
    3,351   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN
            SUPPLY & MOBILE HOME DEALERS)                               166,596
    1,403   SAS AB (TRANSPORTATION BY AIR)+                              14,927
    1,598   SCANIA AB (TRANSPORTATION EQUIPMENT)                         57,703
    4,707   SECURITAS AB (BUSINESS SERVICES)                             72,843
   16,580   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                  86,384
    7,612   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
            INSTITUTIONS)                                               139,397
    6,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN
            BUILDING CONSTRUCTION CONTRACTS)                             93,618
    6,340   SKF AB (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)+                       82,580
      918   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL
            PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                   27,762
      500   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL
            PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                   14,347
    3,159   SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)              110,608
    8,314   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)             192,460
    5,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                          61,137
    5,186   TELE2 AB (COMMUNICATIONS)+                                   52,835
  237,937   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
            (COMMUNICATIONS)                                            868,389
   30,911   TELIASONERA AB (COMMUNICATIONS)                             146,699
    1,192   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  19,907
    1,595   VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                 67,263
    3,479   VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                151,424
    1,335   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                       23,759
      267   WIHLBORGS FASTIGHETER AB (REAL ESTATE)+                       6,250
    5,917   WM-DATA AB (BUSINESS SERVICES)                               15,948

                                                                      3,844,718
                                                                  -------------

SWITZERLAND - 6.68%
   32,377   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+           236,597
    2,091   ADECCO SA (BUSINESS SERVICES)                                95,460
    1,116   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED
            PRODUCTS)+                                                   65,820
    3,866   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)+                   55,547
    7,769   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL
            MERCHANDISE STORES)                                         307,567
   19,755   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               874,406
       60   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN
            SUPPLY & MOBILE HOME DEALERS)                                43,660
      114   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                       73,003
    2,931   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           194,600
      622   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                   24,528
       54   KUONI REISEN HOLDING (AMUSEMENT & RECREATION
            SERVICES)+                                                   21,649
    1,354   LOGITECH INTERNATIONAL SA (INDUSTRIAL &
            COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                  54,754
      610   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                 36,000
      502   MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC &
            OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)+                                         21,444
    6,486   NESTLE SA (FOOD & KINDRED PRODUCTS)                       1,898,879
      390   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                   91,885
   37,941   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                 1,924,087
      672   PHONAK HOLDING AG (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     28,784
      633   PSP SWISS PROPERTY AG (REAL ESTATE)+                         31,783
       84   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)              24,576

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SWITZERLAND (CONTINUED)
   11,294   ROCHE HOLDING AG (HEALTH SERVICES)                    $   1,568,623
       84   SCHINDLER HOLDING AG (BUILDING MATERIALS,
            HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               32,638
       80   SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)              52,590
       70   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
            (BUSINESS SERVICES)                                          53,992
      104   SIG HOLDING AG (MACHINERY)                                   26,491
   10,109   STMICROELECTRONICS NV (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         173,860
      123   STRAUMANN HOLDING AG (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     32,946
       57   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          28,884
      532   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY
            STORES)                                                      73,273
      989   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                 27,962
    5,196   SWISS REINSURANCE (INSURANCE CARRIERS)                      341,169
      337   SWISSCOM AG (COMMUNICATIONS)                                110,116
    1,719   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                  179,927
      764   SYNTHES INCORPORATED (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     89,351
   17,214   UBS AG (FINANCIAL SERVICES)                               1,462,701
       96   UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           12,703
       52   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+               9,681
    2,326   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+          396,186

                                                                     10,778,122
                                                                  -------------

UNITED KINGDOM - 23.23%
    9,060   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)           125,289
   20,451   AEGIS GROUP PLC (COMMUNICATIONS)                             50,500
    4,678   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  19,307
    4,238   ALLIANCE UNICHEM PLC (WHOLESALE TRADE
            NON-DURABLE GOODS)                                           64,770
    5,500   AMEC PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            35,311
   12,561   AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)            81,530
   22,379   ANGLO AMERICAN PLC (COAL MINING)                            667,075
   21,729   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                   45,032
    3,565   ARRIVA PLC (TRANSPORTATION BY AIR)                           36,942
    5,329   ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER
            TRANSPORTATION)                                              49,370
   26,202   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)             1,217,762
   36,974   AVIVA PLC (INSURANCE CARRIERS)                              405,960
   17,752   BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)            195,380
   52,599   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                     318,678
    6,908   BALFOUR BEATTY PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    39,904
  103,850   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    1,049,563
    3,957   BARRATT DEVELOPMENTS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    52,729
    7,495   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY
            & COMPUTER EQUIPMENT)                                        39,229
    2,048   BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            31,625
    1,985   BERKELEY GROUP HOLDINGS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)+                                                   30,425
   56,571   BG GROUP PLC (OIL & GAS EXTRACTION)                         536,814
   38,921   BHP BILLITON PLC (COAL MINING)                              628,821
    8,278   BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                 168,346
   11,857   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                127,257
    1,540   BOVIS HOMES GROUP PLC (BUILDING)+                            16,623
  339,807   BP PLC (OIL & GAS EXTRACTION)                             4,036,615
    7,813   BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)            101,425

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
     12,304   BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING &
              ALLIED INDUSTRIES)                                   $     75,576
      3,278   BRITANNIC GROUP PLC (INSURANCE CARRIERS)                   35,673
      8,987   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+               46,404
     25,127   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)           527,837
      8,340   BRITISH LAND COMPANY PLC (REAL ESTATE)                    138,348
     20,134   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             199,046
      3,325   BRIXTON PLC (REAL ESTATE)+                                 22,887
    135,261   BT GROUP PLC (COMMUNICATIONS)                             530,227
      5,940   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+        59,508
     39,857   CABLE & WIRELESS PLC (COMMUNICATIONS)                     100,528
     33,153   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)           334,477
     11,525   CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                76,585
      2,461   CARNIVAL PLC (WATER TRANSPORTATION)                       127,226
      5,393   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)           28,536
     58,922   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)          255,658
      1,952   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER
              INVESTMENT OFFICES)                                        28,628
     18,480   COBHAM PLC (TRANSPORTATION BY AIR)                         51,581
     35,828   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)               130,336
      3,478   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)+                                               20,244
     68,222   CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT
              MACHINERY & TRANSPORTATION EQUIPMENT)                      61,970
      4,923   DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                57,309
      3,096   DAVIS SERVICE GROUP PLC (MISCELLANEOUS
              MANUFACTURING INDUSTRIES)                                  26,129
      3,029   DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                20,518
     47,562   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                      683,699
     29,131   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)         77,328
          1   DX SERVICES PLC (TRANSPORTATION SERVICES)                       2
      7,143   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                 30,647
      4,272   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)        62,012
     13,518   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)            57,819
      5,396   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)             80,184
      4,631   EXEL PLC (TRANSPORTATION SERVICES)                        100,223
      5,841   FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)              21,815
      6,649   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                   38,701
     10,694   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)           21,031
     31,674   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                104,470
     10,918   GALLAHER GROUP PLC (TOBACCO PRODUCTS)                     169,462
      6,512   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          49,159
     12,400   GKL PLC (TRANSPORTATION EQUIPMENT)                         64,465
     94,008   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)       2,390,988
      2,241   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                   15,346
     19,146   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                    51,076
     15,516   GUS PLC (GENERAL MERCHANDISE STORES)                      233,851
      4,783   HAMMERSON PLC (REAL ESTATE)                                78,583
     11,444   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       118,788
     27,172   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)        58,829
     62,666   HBOS PLC (DEPOSITORY INSTITUTIONS)                        943,372
     25,171   HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)        139,627
      7,061   HMV GROUP PLC (APPAREL & ACCESSORY STORES)                 25,687

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
    180,103   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)          $  2,912,981
      8,484   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)              54,768
      5,834   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)           44,144
     19,013   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS &
              ALLIED PRODUCTS)                                          100,353
     11,176   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)             320,125
      1,252   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)           48,339
      6,841   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING
              HOUSES, CAMPS & OTHER LODGE PLACES)                        86,510
     22,997   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY
              SERVICES)                                                 100,796
      2,518   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                30,356
     90,714   INVENSYS PLC (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)+                                               23,200
      2,823   ISOFT GROUP PLC (ENGINEERING, ACCOUNTING, RESEARCH
              MANAGEMENT & RELATED SERVICES)                             21,510
     64,439   ITV PLC (COMMUNICATIONS)                                  128,432
     22,998   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                 113,376
      3,771   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)          78,684
      6,400   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)        79,300
      8,813   KESA ELECTRICALS PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                 39,677
     38,101   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
              GARDEN SUPPLY & MOBILE HOME DEALERS)                      145,157
      6,883   LAND SECURITIES GROUP PLC (REAL ESTATE)                   179,553
     99,925   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)            200,040
      4,168   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                    73,147
     88,421   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            728,316
     12,305   LOGICACMG PLC (BUSINESS SERVICES)                          38,198
      4,232   LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)              42,547
      4,774   MAN GROUP PLC (BUSINESS SERVICES)                         139,441
      3,677   MARCONI CORPORATION PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)+                                                20,624
     26,152   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE
              STORES)                                                   172,860
      7,759   MEGGITT PLC (TRANSPORTATION BY AIR)                        44,374
     11,410   MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS &
              EQUIPMENT STORES)                                          21,886
      8,634   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                        30,762
      8,836   MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)         56,924
      2,518   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION
              SERVICES)                                                  37,306
     42,314   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+       396,675
      3,769   NEXT PLC (APPAREL & ACCESSORY STORES)                      92,536
     13,042   PEARSON PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                               151,592
     12,689   PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY
              (WATER TRANSPORTATION)                                     74,752
      4,655   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          70,446
     17,187   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
              PRODUCTS)                                                  42,137
      6,673   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         17,772
      4,376   PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT
              INSTITUTIONS)                                              48,394
     37,981   PRUDENTIAL PLC (INSURANCE CARRIERS)                       344,670
      4,177   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)               58,939
     10,019   RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                52,749
     10,123   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)       308,354
     20,715   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                               191,636
     30,668   RENTOKIL INITIAL PLC (COMMUNICATIONS)                      89,387
     21,566   REUTERS GROUP PLC (COMMUNICATIONS)                        142,357
      9,545   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         86,618
     16,883   RIO TINTO PLC (METAL MINING)                              690,256

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

UNITED KINGDOM (CONTINUED)
     24,394   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+         $     160,702
     49,751   ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE
              CARRIERS)                                                  85,118
     51,034   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
              INSTITUTIONS)                                           1,448,315
     65,601   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING
              & RELATED INDUSTRIES)                                   2,165,807
     44,258   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS
              EXTRACTION)                                             1,528,467
     14,304   SABMILLER PLC (EATING & DRINKING PLACES)                  277,270
     19,901   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                      80,908
      1,965   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)         32,024
     12,703   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)        103,905
     14,035   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS &
              SANITARY SERVICES)                                        254,727
     30,499   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
              SERVICES)                                                 307,432
      7,995   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                36,170
      5,803   SEVERN TRENT PLC (WATER TRANSPORTATION)                   101,432
     29,371   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)              53,099
      7,180   SLOUGH ESTATES PLC (REAL ESTATE)                           67,436
     15,555   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)          130,594
      8,192   SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)                                               138,566
      3,481   SSL INTERNATIONAL PLC (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
              OPTICAL)                                                   16,547
     14,419   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)             28,420
      8,163   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                  65,402
      9,972   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          57,034
    123,459   TESCO PLC (FOOD & KINDRED PRODUCTS)                       673,955
     13,208   TOMKINS PLC (BUSINESS SERVICES)                            67,326
      1,903   TRAVIS PERKINS PLC (BUSINESS SERVICES)                     47,595
      4,993   TRINITY MIRROR PLC (COMMUNICATIONS)                        52,884
     44,167   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                    461,176
      4,637   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                 45,272
     13,694   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
              SERVICES)                                                 158,205
  1,019,706   VODAFONE GROUP PLC (COMMUNICATIONS)                     2,652,860
      4,425   WHITBREAD PLC (EATING & DRINKING PLACES)                   74,114
      6,890   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)         70,849
      9,624   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)          203,527
     18,917   WPP GROUP PLC (COMMUNICATIONS)                            192,520
     11,622   YELL GROUP PLC (COMMUNICATIONS)                            98,036

                                                                     37,489,520
                                                                  -------------

TOTAL COMMON STOCKS (COST $133,641,199)                             157,906,387
                                                                  -------------

RIGHTS - 0.00%
      3,066   EIRCOM GROUP PLC+                                           2,174

TOTAL RIGHTS (COST $0)                                                    2,174
                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 5.80%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.80%
  9,359,939   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE             9,359,939
                                                                  -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,359,939)             9,359,939
                                                                  -------------

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

SHORT-TERM INVESTMENTS - 1.08%

MUTUAL FUND - 1.08%
  1,739,815   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++         $   1,739,815
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,739,815)                        1,739,815
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $144,740,953)*                   104.73%                    $ 169,008,315
OTHER ASSETS AND LIABILITIES, NET       (4.73)                       (7,636,096)
                                       ------                     -------------

TOTAL NET ASSETS                       100.00%                    $ 161,372,219
                                       ======                     =============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE
      FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,739,815.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $144,894,103 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:


        GROSS UNREALIZED APPRECIATION                $ 25,505,567
        GROSS UNREALIZED DEPRECIATION                  (1,391,355)
                                                     ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 24,114,212

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 96.70%

AUSTRALIA - 5.07%
  213,500   BLUESCOPE STEEL LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                             $   1,556,516
  193,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,192,684
  333,300   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)+                          787,943
   25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               635,141
  127,900   SANTOS LIMITED (OIL & GAS EXTRACTION)                     1,220,185
  162,600   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING
            & ALLIED INDUSTRIES)                                      1,084,992
  561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<            1,744,020

                                                                      8,221,481
                                                                  -------------

AUSTRIA - 0.43%
   11,800   OMV AG (OIL & GAS EXTRACTION)                               700,725
                                                                  -------------

BELGIUM - 1.09%
   43,400   DEXIA (DEPOSITORY INSTITUTIONS)                             976,963
   27,400   FORTIS (DEPOSITORY INSTITUTIONS)                            794,618

                                                                      1,771,581
                                                                  -------------

DENMARK - 0.67%
   16,800   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                   514,072
   10,600   TDS A/S (COMMUNICATIONS)                                    570,181

                                                                      1,084,253
                                                                  -------------

FINLAND - 1.39%
    8,860   KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)             70,918
   41,700   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                    590,380
   18,400   KESKO OYJ (FOOD STORES)                                     510,393
   48,500   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                    778,168
   13,400   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                  300,999

                                                                      2,250,858
                                                                  -------------

FRANCE - 9.41%
    6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)         646,041
   44,600   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  3,390,361
    7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)        509,681
   39,600   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        2,277,815
   10,500   RALLYE SA (GENERAL MERCHANDISE STORES)<<                    496,196
   21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                     2,026,705
   24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                2,773,012
    7,800   TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)        2,128,935
   24,544   VALEO SA (TRANSPORTATION EQUIPMENT)                       1,020,049

                                                                     15,268,795
                                                                  -------------

GERMANY - 6.72%
   13,600   AAREAL BANK AG (REAL ESTATE)                                446,223
   22,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     1,675,080
   13,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               1,221,704
   11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,594,976

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

GERMANY (CONTINUED)
   38,900   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY
            INSTITUTIONS)                                        $    1,173,475
   32,800   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,682,476
   94,700   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                1,976,972
   53,300   TUI AG (TRANSPORTATION BY AIR)<<                          1,135,119

                                                                     10,906,025
                                                                 --------------

GREECE - 0.38%
   89,000   INTRACOM SA (COMMUNICATIONS)                                616,117
                                                                 --------------

HONG KONG - 1.51%
1,677,900   CNOOC LIMITED (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                               1,222,084
  147,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER
            TRANSPORTATION)                                             549,543
  652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED
            (COMMUNICATIONS)                                            677,116

                                                                      2,448,743
                                                                 --------------

IRELAND - 0.91%
   81,000   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,474,851
                                                                 --------------

ITALY-2.87%
   80,400   BANCA POPOLARE DI LODI (DEPOSITORY INSTITUTIONS)<<          788,491
   85,500   BENETTON GROUP SPA (APPAREL & OTHER FINISHED
            PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)<<           916,603
   78,600   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<       2,334,242
   26,800   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE
            CARRIERS)<<                                                 610,050

                                                                      4,649,386
                                                                 --------------

JAPAN - 23.03%
    8,600   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               624,242
  116,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)         1,474,723
   71,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,519,820
    2,500   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD &
            KINDRED PRODUCTS)                                            55,937
  179,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)<<          969,741
   56,559   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)<<                                               1,158,387
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)<<              594,124
   42,200   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               886,602
   31,600   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                 399,732
   70,100   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    1,491,292
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
            EQUIPMENT)                                                1,391,226
   41,400   KANSAI ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRIC, GAS & SANITARY SERVICES)                         913,557
  243,000   MARUBENI CORPORATION (BUSINESS SERVICES)<<                1,130,233
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED
            PRODUCTS)<<                                               1,569,979
   58,600   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT &
            RECREATION SERVICES)                                        975,634
   74,600   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             731,411
      540   NIPPON TELEGRAPH & TELEPHONE CORPORATION
            (COMMUNICATIONS)                                          2,654,334
  117,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,340,296
  152,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                      838,196
   14,100   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,044,583
   44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                1,160,324
   42,800   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                          1,108,457


142

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

JAPAN (CONTINUED)
   42,800   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)          $     585,899
  118,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)<<                                          808,703
  101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                            1,065,874
  183,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY
            INSTITUTIONS)                                             1,505,655
    9,000   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT
            OFFICES)                                                    701,639
  135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                 1,364,033
  265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,157,858
  220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  970,930
   19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                   323,529
  105,400   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)       4,828,048

                                                                     37,344,998
                                                                  -------------

NETHERLANDS - 4.52%
   29,600   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)              709,005
  171,156   AEGON NV (INSURANCE CARRIERS)                             2,540,444
   15,100   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 658,226
   61,800   ING GROEP NV (FINANCIAL SERVICES)                         1,840,519
   47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,578,110

                                                                      7,326,304
                                                                  -------------

NORWAY - 1.01%
   50,000   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               515,145
    8,300   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      928,620
   10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)              188,073

                                                                      1,631,838
                                                                  -------------

PORTUGAL - 0.36%
  211,400   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)                                               586,905
                                                                  -------------

SINGAPORE - 0.89%
  673,878   MOBILONE LIMITED (COMMUNICATIONS)                           788,558
  358,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)         651,659

                                                                      1,440,217
                                                                  -------------

SPAIN - 4.08%
   63,600   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                               835,464
  106,300   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<           2,845,143
   90,600   REPSOL YPF SA (OIL & GAS EXTRACTION)<<                    2,935,612

                                                                      6,616,219
                                                                  -------------

SWEDEN - 2.45%
   25,900   FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<         626,278
  262,300   NORDEA AB (DEPOSITORY INSTITUTIONS)                       2,621,596
   39,300   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
            INSTITUTIONS)                                               719,692

                                                                      3,967,566
                                                                  -------------

SWITZERLAND - 6.51%
    8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                    86,694
   31,900   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,411,973

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

SWITZERLAND (CONTINUED)
    2,500   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+          $     861,786
    2,100   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)             614,403
   12,900   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+                                        871,925
    1,300   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         658,762
    3,000   SWISSCOM AG (COMMUNICATIONS)                                980,263
   45,200   UBS AG (FINANCIAL SERVICES)                               3,840,717
    2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+             372,330
    5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY
            INSTITUTIONS)                                               855,587

                                                                     10,554,440
                                                                  -------------

UNITED KINGDOM - 23.40%
  106,800   ALFRED MCALPHINE GROUP PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   723,352
   78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,187,702
  126,100   ARRIVA PLC (TRANSPORTATION BY AIR)                        1,306,683
   18,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)               869,100
  114,500   AVIVA PLC (INSURANCE CARRIERS)                            1,257,165
  323,400   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    3,268,451
   48,300   BARRATT DEVELOPMENTS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   643,619
   17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                182,455
  164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               989,514
  479,687   BT GROUP PLC (COMMUNICATIONS)                             1,880,386
  303,100   CABLE & WIRELESS PLC (COMMUNICATIONS)                       764,486
  186,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                      496,199
  529,200   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)        1,404,765
   78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    456,328
   78,300   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           591,089
  220,900   GKL PLC (TRANSPORTATION EQUIPMENT)                        1,148,410
   31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)           796,080
  175,800   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,824,789
   44,800   HBOS PLC (DEPOSITORY INSTITUTIONS)                          674,418
  172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                 514,055
   72,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)         892,126
  350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            2,882,918
  237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                638,793
  676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                       1,655,572
  638,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,566,373
  112,577   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)      3,887,854
  231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                 2,330,513
   97,800   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                   783,576
  127,300   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           728,041
  139,200   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                 1,608,155

                                                                     37,952,967
                                                                  -------------

TOTAL COMMON STOCKS (COST $118,897,246)                             156,814,269
                                                                  -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COLLATERAL FOR SECURITIES LENDING - 11.47%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 11.47%
  18,598,840  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE        $   18,598,840
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,598,840)           18,598,840
                                                                 --------------
SHORT-TERM INVESTMENTS - 2.15%

MUTUAL FUND - 2.15%
 3,489,426  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++               3,489,426
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,489,426)                        3,489,426
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $140,985,512)*                 110.31%                     $  178,902,535
OTHER ASSETS AND LIABILITIES, NET    (10.31)                        (16,726,954)
                                     ------                      --------------
TOTAL NET ASSETS                     100.00%                     $  162,175,581
                                     ======                      ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,489,426.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $141,719,281 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                      $  39,346,536
        GROSS UNREALIZED DEPRECIATION                         (2,163,282)
                                                           -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)         $  37,183,254

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 97.03%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.31%
   48,000   D.R. HORTON INCORPORATED                             $    1,738,560
                                                                 --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 2.71%
   51,900   HOME DEPOT INCORPORATED                                   1,979,466
   36,690   SHERWIN-WILLIAMS COMPANY                                  1,616,928

                                                                      3,596,394
                                                                 --------------

BUSINESS SERVICES - 5.67%
   53,000   ADOBE SYSTEMS INCORPORATED                                1,582,050
   10,000   AUTODESK INCORPORATED+                                      464,400
   88,700   MICROSOFT CORPORATION                                     2,282,251
  122,600   ORACLE CORPORATION+                                       1,519,014
   47,100   ROBERT HALF INTERNATIONAL INCORPORATED                    1,676,289

                                                                      7,524,004
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.91%
   30,540   AMGEN INCORPORATED+                                       2,433,122
   21,200   GENENTECH INCORPORATED+                                   1,785,252
   22,020   GENZYME CORPORATION+                                      1,577,513
   78,990   SCHERING-PLOUGH CORPORATION                               1,662,739
   37,080   WYETH                                                     1,715,692

                                                                      9,174,318
                                                                 --------------

COAL MINING - 1.48%
   23,230   PEABODY ENERGY CORPORATION                                1,959,450
                                                                 --------------

COMMUNICATIONS - 2.61%
   22,210   NII HOLDINGS INCORPORATED+                                1,875,634
   66,800   SPRINT NEXTEL CORPORATION                                 1,588,504

                                                                      3,464,138
                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.33%
   27,890   PNC FINANCIAL SERVICES GROUP                              1,618,178
   37,480   WASHINGTON MUTUAL INCORPORATED                            1,469,965

                                                                      3,088,143
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.63%
   54,400   DUKE ENERGY CORPORATION                                   1,586,848
   16,900   TXU CORPORATION                                           1,907,672

                                                                      3,494,520
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 10.54%
   34,820   BROADCOM CORPORATION CLASS A+                             1,633,406
   88,330   CISCO SYSTEMS INCORPORATED+                               1,583,757
   21,800   EMERSON ELECTRIC COMPANY                                  1,565,240
   50,800   HARRIS CORPORATION                                        2,123,440
   64,700   INTEL CORPORATION                                         1,594,855

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (CONTINUED)
   68,030   MOTOROLA INCORPORATED                                $    1,502,783
   71,800   NATIONAL SEMICONDUCTOR CORPORATION                        1,888,340
   61,900   TEXAS INSTRUMENTS INCORPORATED                            2,098,410

                                                                     13,990,231
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.58%
   21,910   CONAGRA FOODS INCORPORATED                                  542,273
   21,730   WM. WRIGLEY JR. COMPANY                                   1,561,952

                                                                      2,104,225
                                                                 -------------

FOOD STORES - 1.23%
   79,150   KROGER COMPANY+                                           1,629,699
                                                                 --------------

HEALTH SERVICES - 1.30%
   38,030   TRIAD HOSPITALS INCORPORATED+                             1,721,618
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.25%
   37,610   PROLOGIS                                                  1,666,499
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.18%
   22,610   MARRIOTT INTERNATIONAL INCORPORATED CLASS A               1,424,430
   31,200   MGM MIRAGE+                                               1,365,624
   25,100   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          1,434,967

                                                                      4,225,021
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.18%
   38,200   APPLE COMPUTER INCORPORATED+                              2,047,902
   22,370   BAKER HUGHES INCORPORATED                                 1,335,042
   32,300   CATERPILLAR INCORPORATED                                  1,897,625
   41,880   INGERSOLL-RAND COMPANY CLASS A                            1,601,072

                                                                      6,881,641
                                                                 --------------

INSURANCE CARRIERS - 9.97%
   28,880   ALLSTATE CORPORATION                                      1,596,775
   50,840   GENWORTH FINANCIAL INCORPORATED                           1,639,082
   20,100   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED            1,551,117
   12,820   LOEWS CORPORATION                                         1,184,696
   23,420   MGIC INVESTMENT CORPORATION                               1,503,564
   24,070   PRUDENTIAL FINANCIAL INCORPORATED                         1,626,169
   36,800   UNITEDHEALTH GROUP INCORPORATED                           2,068,160
   27,330   WELLPOINT INCORPORATED+                                   2,072,161

                                                                     13,241,724
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.01%
   42,980   COACH INCORPORATED+                                       1,347,853
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.15%
   18,210   ALLERGAN INCORPORATED                                $    1,668,400
   39,180   BAXTER INTERNATIONAL INCORPORATED                         1,562,107
   24,080   C.R. BARD INCORPORATED                                    1,590,002
   42,000   RAYTHEON COMPANY                                          1,596,840
   37,450   SAINT JUDE MEDICAL INCORPORATED+                          1,752,660

                                                                      8,170,009
                                                                 --------------

METAL MINING - 1.46%
   14,900   PHELPS DODGE CORPORATION                                  1,935,957
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.37%
   23,270   JOHNSON & JOHNSON                                         1,472,526
   42,200   TIFFANY & COMPANY                                         1,678,294

                                                                      3,150,820
                                                                 --------------

MISCELLANEOUS RETAIL - 0.30%
    6,390   EXPRESS SCRIPTS INCORPORATED                                397,458
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.64%
   27,380   AMERICAN EXPRESS COMPANY                                  1,572,707
   18,820   CAPITAL ONE FINANCIAL CORPORATION                         1,496,567
   39,000   CIT GROUP INCORPORATED                                    1,762,020

                                                                      4,831,294
                                                                 --------------

OIL & GAS EXTRACTION - 7.58%
   18,130   APACHE CORPORATION                                        1,363,739
   19,270   BURLINGTON RESOURCES INCORPORATED                         1,567,036
   21,850   DEVON ENERGY CORPORATION                                  1,499,784
   21,990   HALLIBURTON COMPANY                                       1,506,755
   20,570   NOBLE CORPORATION                                         1,408,222
   15,730   OCCIDENTAL PETROLEUM CORPORATION                          1,343,814
   22,360   TRANSOCEAN INCORPORATED+                                  1,370,891

                                                                     10,060,241
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.11%
   19,710   CONOCOPHILLIPS                                            1,377,926
   20,740   MARATHON OIL CORPORATION                                  1,429,608

                                                                      2,807,534
                                                                 --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.24%
   34,400   MCGRAW-HILL COMPANIES INCORPORATED                        1,652,576
                                                                 --------------

RAILROAD TRANSPORTATION - 1.33%
   29,500   BURLINGTON NORTHERN SANTA FE CORPORATION                  1,764,100
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 2.61%
   13,290   GOLDMAN SACHS GROUP INCORPORATED                          1,615,798
   15,870   LEHMAN BROTHERS HOLDINGS INCORPORATED                     1,848,538

                                                                      3,464,336
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.19%
   81,720   CORNING INCORPORATED+                                $    1,579,648
                                                                 --------------

TRANSPORTATION EQUIPMENT - 5.00%
   29,840   BOEING COMPANY                                            2,027,628
   40,790   HONEYWELL INTERNATIONAL INCORPORATED                      1,529,625
   26,070   LOCKHEED MARTIN CORPORATION                               1,591,313
   20,830   TEXTRON INCORPORATED                                      1,493,927

                                                                      6,642,493
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.16%
   18,800   NIKE INCORPORATED CLASS B                                 1,535,584
                                                                 --------------

TOTAL COMMON STOCKS (COST $107,973,693)                             128,840,088
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.32%

MUTUAL FUND - 5.32%
7,070,203   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++               7,070,203
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,070,203)                        7,070,203
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $115,043,896)*                                102.35%      $  135,910,291
OTHER ASSETS AND LIABILITIES, NET                    (2.35)          (3,120,534)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  132,789,757
                                                    ======       ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,070,203.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $115,081,229 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 22,387,806
       GROSS UNREALIZED DEPRECIATION                   (1,558,744)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 20,829,062

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 99.40%

APPAREL & ACCESSORY STORES - 1.91%
   1,359,200   KOHL'S CORPORATION+                               $   68,204,656
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 7.60%
   1,198,700   FASTENAL COMPANY<<                                    73,228,583
   2,188,717   HOME DEPOT INCORPORATED<<                             83,477,666
   1,772,300   LOWE'S COMPANIES INCORPORATED<<                      114,136,120

                                                                    270,842,369
                                                                 --------------

BUSINESS SERVICES - 22.15%
     765,200   AUTOMATIC DATA PROCESSING INCORPORATED                32,934,208
   6,378,270   EBAY INCORPORATED+<<                                 262,784,724
   2,551,300   FIRST DATA CORPORATION                               102,052,000
   1,272,743   FISERV INCORPORATED+                                  58,380,721
     227,200   GOOGLE INCORPORATED CLASS A+<<                        71,899,712
   7,904,898   MICROSOFT CORPORATION<<                              203,393,026
   1,707,990   YAHOO! INCORPORATED+<<                                57,798,382

                                                                    789,242,773
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.70%
   1,548,600   AMGEN INCORPORATED+<<                                123,376,962
   1,693,900   GENENTECH INCORPORATED+<<                            142,643,319
     615,440   GENZYME CORPORATION+                                  44,090,122

                                                                    310,110,403
                                                                 --------------

EDUCATIONAL SERVICES - 1.51%
     808,375   APOLLO GROUP INCORPORATED CLASS A+<<                  53,668,016
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.34%
   6,880,743   CISCO SYSTEMS INCORPORATED+                          123,371,722
   5,357,170   INTEL CORPORATION                                    132,054,240
   1,882,500   LINEAR TECHNOLOGY CORPORATION<<                       70,763,175
   6,686,600   NOKIA OYJ ADR<<                                      113,070,406
   2,111,200   TEXAS INSTRUMENTS INCORPORATED<<                      71,569,680

                                                                    510,829,223
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 3.85%
   3,699,100   PAYCHEX INCORPORATED                                 137,162,628
                                                                 --------------

GENERAL MERCHANDISE STORES - 4.38%
   1,838,360   TARGET CORPORATION<<                                  95,466,035
   1,380,100   WAL-MART STORES INCORPORATED<<                        60,475,982

                                                                    155,942,017
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.67%
   3,063,000   DELL INCORPORATED+                                   104,754,600
   4,764,100   EMC CORPORATION+                                      61,647,454

                                                                    166,402,054
                                                                 --------------

INSURANCE CARRIERS - 3.80%
   2,187,966   AMERICAN INTERNATIONAL GROUP INCORPORATED            135,566,373
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.38%
   4,240,310   MEDTRONIC INCORPORATED                                                            $  227,365,422
                                                                                                 --------------

PERSONAL SERVICES - 2.54%
   2,208,150   CINTAS CORPORATION<<                                                                  90,644,558
                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 17.57%
  10,376,537   CHARLES SCHWAB CORPORATION<<                                                         149,733,429
   1,489,700   FRANKLIN RESOURCES INCORPORATED                                                      125,075,212
   1,924,340   GOLDMAN SACHS GROUP INCORPORATED<<                                                   233,961,257
   1,070,100   LEGG MASON INCORPORATED<<                                                            117,379,269

                                                                                                    626,149,167
                                                                                                 --------------

TOTAL COMMON STOCKS (COST $2,941,312,067)                                                         3,542,129,659
                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 5.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.41%
   3,759,000   FEDERATED PRIME VALUE FUND                                                             3,759,000
   6,241,214   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                 6,241,214
   4,593,473   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                        4,593,473

                                                                                                     14,593,687
                                                                                                 --------------

PRINCIPAL                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.73%
$  9,000,000   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $9,002,993)                            3.99%         10/03/2005        9,000,000
   2,255,000   BETA FINANCE INCORPORATED                              3.94          06/02/2006        2,255,744
  13,000,000   CANCARA ASSET SECURITIZATION LIMITED                   3.70          10/13/2005       12,986,350
   9,000,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-        3.69          10/07/2005        9,000,000
   6,000,000   CREDIT SUISSE BANK                                     3.98          05/04/2006        5,964,660
   2,255,000   DEUTSCHE BANK                                          4.10          11/10/2005        2,255,014
  38,399,999   DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $38,412,415)                           3.88          10/03/2005       38,400,000
   3,007,000   K2 USA LLC                                             3.93          07/24/2006        3,007,902
  11,000,000   LEGACY CAPITAL CORPORATION LLC                         3.62          10/03/2005       11,000,000
   3,759,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                  4.14          12/23/2005        3,760,353
   9,000,000   LEXINGTON PARKER CAPITAL CORPORATION                   3.64          10/14/2005        8,989,650
  10,000,000   LIBERTY LIGHT US CAPITAL                               3.87          05/26/2006       10,000,800
   7,518,000   LINKS FINANCE LLC                                      3.75          03/15/2006        7,518,075
   5,000,000   LIQUID FUNDING LIMITED                                 3.66          03/03/2006        5,000,000
   3,007,000   MORGAN STANLEY                                         3.80          08/13/2010        3,007,301
  15,000,000   MORGAN STANLEY INCORPORATED                            4.02          03/13/2006       15,000,000
   7,518,000   TANGO FINANCE CORPORATION                              3.93          10/25/2006        7,519,203
   3,759,000   TRAVELLERS INSURANCE COMPANY                           3.82          02/10/2006        3,758,925
  10,000,000   WHITE PINE FINANCE LLC SERIES MTN                      3.87          06/12/2006       10,000,900

                                                                                                    168,424,877
                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $182,943,957)                                       183,018,564
                                                                                                 --------------

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                          VALUE
SHORT-TERM INVESTMENTS - 0.63%

MUTUAL FUND - 0.63%
  22,598,235   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                       $   22,598,235
                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,598,235)                                                      22,598,235
                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,146,854,259)*                                          105.17%                          $3,747,746,458
OTHER ASSETS AND LIABILITIES, NET                                (5.17)                            (184,212,915)
                                                                ------                           --------------

TOTAL NET ASSETS                                                100.00%                          $3,563,533,543
                                                                ======                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.60% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,598,235.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,197,463,671 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                         $  676,127,583
        GROSS UNREALIZED DEPRECIATION                           (125,844,796)
                                                              --------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)            $  550,282,787

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

COMMON STOCKS - 98.07%

AGRICULTURAL PRODUCTION CROPS - 0.17%
      23,772   DELTA & PINE LAND COMPANY                         $     627,818
                                                                 -------------

AMUSEMENT & RECREATION SERVICES - 0.59%
      19,463   ARGOSY GAMING COMPANY+                                  914,567
      22,410   BALLY TOTAL FITNESS HOLDING CORPORATION+                100,173
      17,847   MULTIMEDIA GAMES INCORPORATED+<<                        173,294
      26,837   PINNACLE ENTERTAINMENT+                                 491,922
      14,995   WMS INDUSTRIES INCORPORATED+<<                          421,809

                                                                     2,101,765
                                                                 -------------

APPAREL & ACCESSORY STORES - 1.14%
       9,198   ASHWORTH INCORPORATED+                                   62,822
      10,894   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION           414,408
      20,614   THE CATO CORPORATION CLASS A                            410,837
      14,043   CHILDRENS PLACE RETAIL STORES INCORPORATED+             500,493
      23,578   CHRISTOPHER & BANKS CORPORATION                         327,027
      14,559   DRESS BARN INCORPORATED+<<                              331,363
      29,001   FINISH LINE INCORPORATED CLASS A                        423,125
      13,065   GOODY'S FAMILY CLOTHING INCORPORATED                     98,902
      29,748   HOT TOPIC INCORPORATED+<<                               456,929
      18,020   STAGE STORES INCORPORATED+                              484,197
      21,696   TOO INCORPORATED+                                       595,121

                                                                     4,105,224
                                                                 -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.84%
      20,618   GYMBOREE CORPORATION+                                   281,230
       3,587   HAGGAR CORPORATION                                      101,978
      18,314   KELLWOOD COMPANY                                        473,417
      23,998   PHILLIPS-VAN HEUSEN CORPORATION                         744,418
      77,150   QUIKSILVER INCORPORATED+                              1,114,817
      21,790   RUSSELL CORPORATION                                     305,932

                                                                     3,021,792
                                                                 -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.12%
      19,466   SONIC AUTOMOTIVE INCORPORATED                           432,535
                                                                 -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
      13,519   CENTRAL PARKING CORPORATION                             202,109
       8,308   MIDAS INCORPORATED+                                     165,163

                                                                       367,272
                                                                 -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
OPERATIVE BUILDERS - 2.00%
       8,192   M I HOMES INCORPORATED                                  444,498
      21,307   MDC HOLDINGS INCORPORATED                             1,680,892
       3,612   NVR INCORPORATED+<<                                   3,196,439
      44,677   STANDARD-PACIFIC CORPORATION                          1,854,542

                                                                     7,176,371
                                                                 -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                        VALUE

BUSINESS SERVICES - 7.88%
      29,498   AARON RENTS INCORPORATED<<                        $     623,883
      25,340   ABM INDUSTRIES INCORPORATED                             527,325
      14,434   ADMINISTAFF INCORPORATED                                573,607
      20,653   ADVO INCORPORATED                                       646,232
      15,101   ALTIRIS INCORPORATED+                                   230,894
      20,914   ANSYS INCORPORATED+<<                                   804,980
      20,771   ARBITRON INCORPORATED                                   827,517
      32,409   BRADY CORPORATION CLASS A                             1,002,734
       8,387   BROOKTROUT INCORPORATED+                                108,779
      19,794   CACI INTERNATIONAL INCORPORATED CLASS A+<<            1,199,516
      18,882   CAPTARIS INCORPORATED+                                   70,996
      14,107   CARREKER CORPORATION+                                    99,595
      19,921   CERNER CORPORATION+<<                                 1,731,733
      36,209   CIBER INCORPORATED+                                     269,033
      30,911   COGNEX CORPORATION                                      929,494
      28,061   DENDRITE INTERNATIONAL INCORPORATED+                    563,746
      22,399   DIGITAL INSIGHT CORPORATION+                            583,718
      29,849   EFUNDS CORPORATION+                                     562,057
      22,041   FACTSET RESEARCH SYSTEMS INCORPORATED                   776,725
      27,250   FILENET CORPORATION+                                    760,275
      14,684   GERBER SCIENTIFIC INCORPORATED+                         115,123
      18,286   HEALTHCARE SERVICES GROUP<<                             351,996
      12,281   HEIDRICK & STRUGGLES INTERNATIONAL
               INCORPORATED+                                           397,659
      26,376   HYPERION SOLUTIONS CORPORATION+                       1,283,192
      25,698   INTERNET SECURITY SYSTEMS+                              617,009
      11,663   INTRADO INCORPORATED+                                   210,284
       8,166   IPAYMENT INCORPORATED+                                  309,001
      18,765   JDA SOFTWARE GROUP INCORPORATED+                        284,853
      20,858   KRONOS INCORPORATED+                                    931,101
      35,018   LABOR READY INCORPORATED+                               898,212
      18,856   MANHATTAN ASSOCIATES INCORPORATED+<<                    437,459
      13,596   MAPINFO CORPORATION+                                    166,551
      18,219   MIVA INCORPORATED+                                      109,861
      14,189   MRO SOFTWARE INCORPORATED+                              238,943
      28,819   NAPSTER INCORPORATED+<<                                 115,276
      21,133   NCO GROUP INCORPORATED+                                 436,608
      23,812   NDCHEALTH CORPORATION                                   450,523
      16,272   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+               75,014
      16,659   ON ASSIGNMENT INCORPORATED+                             142,434
      13,971   PC-TEL INCORPORATED+                                    131,327
      16,430   PHOENIX TECHNOLOGIES LIMITED+                           123,718
      24,486   PROGRESS SOFTWARE CORPORATION+<<                        777,920
      14,848   RADIANT SYSTEMS INCORPORATED+                           153,231
      13,277   RADISYS CORPORATION+                                    257,574
      18,940   SERENA SOFTWARE INCORPORATED+<<                         377,474
      10,311   SOURCECORP INCORPORATED+                                221,068
      39,986   SPHERION CORPORATION+                                   303,894
      10,561   SPSS INCORPORATED+                                      253,464

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

BUSINESS SERVICES (CONTINUED)
      11,297   SS&C TECHNOLOGIES INCORPORATED                    $     413,922
       7,410   STARTEK INCORPORATED                                     97,812
      46,603   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<         1,029,460
      13,895   TALX CORPORATION                                        455,617
      40,818   THQ INCORPORATED+                                       870,240
      24,725   VERITY INCORPORATED+                                    262,580
       6,407   VERTRUE INCORPORATED+<<                                 232,894
      14,701   VIAD CORPORATION                                        402,072
       5,346   VOLT INFORMATION SCIENCE INCORPORATED+                  108,631
      22,827   WEBEX COMMUNICATIONS INCORPORATED+                      559,490
      15,714   WEBSENSE INCORPORATED+<<                                804,714

                                                                    28,301,040
                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 3.45%
      27,336   ALPHARMA INCORPORATED CLASS A                           679,846
      15,549   ARCH CHEMICALS INCORPORATED                             361,514
      23,132   ARQULE INCORPORATED+                                    181,124
       9,166   BRADLEY PHARMACEUTICALS INCORPORATED+<<                 100,093
      17,370   CAMBREX CORPORATION                                     329,335
      23,003   CONNECTICS CORPORATION+<<                               388,981
      15,444   DIAGNOSTIC PRODUCTS CORPORATION<<                       814,362
      22,438   GEORGIA GULF CORPORATION                                540,307
      18,942   HB FULLER COMPANY                                       588,717
      21,412   IDEXX LABORATORIES INCORPORATED+                      1,432,035
      29,885   IMMUCOR INCORPORATED+                                   820,044
      16,442   MACDERMID INCORPORATED<<                                431,767
      35,772   MEDICIS PHARMACEUTICAL CORPORATION CLASS A            1,164,736
      47,355   MGI PHARMA INCORPORATED+<<                            1,103,845
       7,880   NATURES SUNSHINE PRODUCTS INCORPORATED<<                183,131
      36,679   NBTY INCORPORATED+<<                                    861,957
      15,508   NOVEN PHARMACEUTICALS INCORPORATED+                     217,112
      18,798   OM GROUP INCORPORATED+<<                                378,404
      26,843   OMNOVA SOLUTIONS INCORPORATED+                          117,304
      17,469   PAREXEL INTERNATIONAL CORPORATION+                      350,952
       5,804   PENFORD CORPORATION                                      77,600
      60,434   POLYONE CORPORATION+                                    366,230
       6,389   QUAKER CHEMICAL CORPORATION                             111,041
      10,222   SURMODICS INCORPORATED+<<                               395,489
       6,689   USANA HEALTH SCIENCES INCORPORATED+<<                   319,065
      11,310   WELLMAN INCORPORATED                                     71,592

                                                                    12,386,583
                                                                 -------------

COAL MINING - 0.91%
      50,557   MASSEY ENERGY COMPANY                                 2,581,946
      12,177   PENN VIRGINIA CORPORATION                               702,735

                                                                     3,284,681
                                                                 -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

COMMUNICATIONS - 1.02%
      21,170   ANIXTER INTERNATIONAL INCORPORATED+               $     853,786
      12,496   AUDIOVOX CORPORATION CLASS A+<<                         174,694
      30,746   GENERAL COMMUNICATION INCORPORATED CLASS A+             304,386
      21,613   GLOBAL PAYMENTS INCORPORATED<<                        1,679,762
      16,102   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                650,843

                                                                     3,663,471
                                                                 -------------

COMPUTERS-INTERGRATED SYSTEMS - 0.09%
      19,982   AGILYSYS INCORPORATED                                   336,497
                                                                 -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.46%
      16,874   CHEMED CORPORATION                                      731,319
      10,214   EMCOR GROUP INCORPORATED+<<                             605,690
      17,678   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+           305,653

                                                                     1,642,662
                                                                 -------------

DEPOSITORY INSTITUTIONS - 7.06%
      46,537   AMEGY BANCORPORATION INCORPORATED                     1,053,132
      12,332   ANCHOR BANCORP WISCONSIN INCORPORATED                   363,547
      29,519   BANKATLANTIC BANCORP INCORPORATED CLASS A               501,528
      17,523   BANKUNITED FINANCIAL CORPORATION CLASS A                400,751
      18,554   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<        492,423
      40,512   BROOKLINE BANCORP INCORPORATED                          640,900
      20,001   CENTRAL PACIFIC FINANCIAL CORPORATION                   703,635
      30,567   CHITTENDEN CORPORATION                                  810,325
      25,140   COMMERCIAL FEDERAL CORPORATION                          858,280
      19,906   COMMUNITY BANK SYSTEM INCORPORATED                      449,876
      18,329   DIME COMMUNITY BANCSHARES                               269,803
      13,740   DOWNEY FINANCIAL CORPORATION<<                          836,766
      36,742   EAST WEST BANCORP INCORPORATED                        1,250,698
      53,154   FIRST BANCORP PUERTO RICO                               899,366
      29,848   FIRST MIDWEST BANCORP INCORPORATED                    1,111,540
      15,096   FIRST REPUBLIC BANK                                     531,832
      10,880   FIRSTFED FINANCIAL CORPORATION+                         585,453
      22,931   FLAGSTAR BANCORP INCORPORATED                           369,189
      25,421   GOLD BANC CORPORATION INCORPORATED                      378,773
      29,233   HUDSON UNITED BANCORP                                 1,237,433
      11,641   IRWIN FINANCIAL CORPORATION                             237,360
      18,111   MAF BANCORP INCORPORATED                                742,551
      12,935   NARA BANK NATIONAL ASSOCIATION                          193,378
      11,432   PRIVATEBANCORP INCOPORATED                              391,889
      14,130   PROSPERITY BANCSHARES INCORPORATED                      427,432
      21,647   PROVIDENT BANKSHARES CORPORATION                        752,883
      45,426   REPUBLIC BANCORP INCORPORATED                           642,324
      48,972   SOUTH FINANCIAL GROUP INCORPORATED                    1,314,408
      29,820   STERLING BANCSHARES INCORPORATED                        438,652
      22,786   STERLING FINANCIAL CORPORATION                          513,824
      30,732   SUSQUEHANNA BANCSHARES INCORPORATED                     738,797

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
      49,361   TRUSTCO BANK CORPORATION NY<<                     $     618,493
      60,354   UCBH HOLDINGS INCORPORATED                            1,105,685
      29,254   UMPQUA HOLDINGS CORPORATION                             711,457
      24,557   UNITED BANKSHARES INCORPORATED                          858,267
      41,600   WHITNEY HOLDING CORPORATION                           1,124,864
      15,573   WINTRUST FINANCIAL CORPORATION                          782,699

                                                                    25,340,213
                                                                 -------------

DURABLE GOODS - CONSUMER - 0.04%
      14,160   STURM RUGER & COMPANY INCORPORATED                      130,272
                                                                 -------------

EATING & DRINKING PLACES - 2.02%
      23,061   CEC ENTERTAINMENT INCORPORATED+<<                       732,417
      12,831   IHOP CORPORATION                                        522,735
      23,372   JACK IN THE BOX INCORPORATED+<<                         699,057
      10,917   LANDRY'S RESTAURANTS INCORPORATED                       319,868
      11,810   LONE STAR STEAKHOUSE & SALOON INCORPORATED              307,060
      14,677   O'CHARLEYS INCORPORATED+                                210,028
      17,295   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<               775,335
       8,001   PAPA JOHNS INTERNATIONAL INCORPORATED+<<                401,010
      22,345   RARE HOSPITALITY INTERNATIONAL INCORPORATED+            574,267
       9,449   RED ROBIN GOURMET BURGERS INCORPORATED+<<               433,142
      27,566   RYAN'S RESTAURANT GROUP INCORPORATED+                   321,695
      39,384   SONIC CORPORATION+<<                                  1,077,152
      18,323   STEAK N SHAKE COMPANY+<<                                332,562
      35,635   TRIARC COMPANIES INCORPORATED CLASS B<<                 544,147

                                                                     7,250,475
                                                                 -------------

ELECTRIC, GAS & SANITARY SERVICES - 4.88%
      19,727   ALLETE INCORPORATED                                     903,694
      11,036   AMERICAN STATES WATER COMPANY                           369,265
      52,852   ATMOS ENERGY CORPORATION<<                            1,493,069
      31,922   AVISTA CORPORATION                                      619,287
       7,489   CASCADE NATURAL GAS CORPORATION<<                       163,036
       8,075   CENTRAL VERMONT PUBLIC SERVICE                          141,313
       8,915   CH ENERGY GROUP INCORPORATED                            423,284
      32,837   CLECO CORPORATION                                       774,296
      31,537   EL PASO ELECTRIC COMPANY+                               657,546
      48,201   ENERGEN CORPORATION                                   2,085,175
       3,422   GREEN MOUNTAIN POWER CORPORATION                        112,686
      13,907   LACLEDE GROUP INCORPORATED                              451,838
      18,083   NEW JERSEY RESOURCES                                    831,456
      18,137   NORTHWEST NATURAL GAS COMPANY                           675,059
      50,380   PIEDMONT NATURAL GAS COMPANY<<                        1,268,065
      64,461   SOUTHERN UNION COMPANY                                1,661,152
      25,203   SOUTHWEST GAS CORPORATION                               690,310
      68,741   UGI CORPORATION                                       1,935,059
       8,507   UIL HOLDINGS CORPORATION                                445,001

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
   22,828   UNISOURCE ENERGY CORPORATION                         $      758,803
   30,872   WASTE CONNECTIONS INCORPORATED+<<                         1,082,990

                                                                     17,542,384
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 6.13%
   16,698   ACTEL CORPORATION+                                          241,453
   29,253   ACUITY BRANDS INCORPORATED<<                                867,936
   73,993   ADAPTEC INCORPORATED+<<                                     283,393
   18,597   ADVANCED ENERGY INDUSTRIES INCORPORATED+                    200,104
   49,118   AEROFLEX INCORPORATED+                                      459,744
   13,230   AO SMITH CORPORATION                                        377,055
   15,893   APPLICA INCORPORATED+                                        26,541
    7,558   APPLIED SIGNAL TECHNOLOGY INCORPORATED                      144,207
   26,135   ARTESYN TECHNOLOGIES INCORPORATED+                          243,055
   24,783   ATMI INCORPORATED+                                          768,273
   18,558   BALDOR ELECTRIC COMPANY                                     470,445
    7,623   BEL FUSE INCORPORATED CLASS B                               277,706
   27,510   BENCHMARK ELECTRONICS INCORPORATED+                         828,601
   16,685   C&D TECHNOLOGIES INCORPORATED                               157,006
   31,455   C-COR INCORPORATED+                                         212,321
    6,777   CATAPULT COMMUNICATIONS CORPORATION+                        124,290
   16,151   CERADYNE INCORPORATED+                                      592,419
   24,941   CHECKPOINT SYSTEMS INCORPORATED+                            591,601
   12,716   COMTECH TELECOMMUNICATIONS CORPORATION+                     527,333
   23,987   CTS CORPORATION                                             290,243
   10,193   CUBIC CORPORATION<<                                         174,504
   23,344   CYMER INCORPORATED+                                         731,134
   13,346   DIONEX CORPORATION+                                         724,020
   21,180   DITECH COMMUNICATIONS CORPORATION+<<                        142,753
   18,846   DSP GROUP INCORPORATED+                                     483,588
   18,853   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<               421,553
   23,303   ESS TECHNOLOGY INCORPORATED+                                 82,726
   23,001   EXAR CORPORATION+<<                                         322,474
   14,216   GREATBATCH INCORPORATED+                                    390,087
   48,374   HARMONIC INCORPORATED+<<                                    281,537
   17,188   HELIX TECHNOLOGY CORPORATION                                253,523
   16,869   HUTCHINSON TECHNOLOGY INCORPORATED+<<                       440,618
   13,722   INTER-TEL INCORPORATED                                      288,162
   14,768   LITTELFUSE INCORPORATED+                                    415,424
   18,801   MAGNETEK INCORPORATED+                                       63,547
   13,802   MERCURY COMPUTER SYSTEMS INCORPORATED+                      362,302
   24,575   METHODE ELECTRONICS                                         283,104
   41,229   MICROSEMI CORPORATION+<<                                  1,052,989
   22,601   MOOG INCORPORATED CLASS A+                                  667,167
    3,097   NATIONAL PRESTO INDUSTRIES INCORPORATED                     132,583
   13,158   PARK ELECTROCHEMICAL CORPORATION                            350,661
   17,354   PERICOM SEMICONDUCTOR+                                      153,409
   27,144   PHOTRONICS INCORPORATED+<<                                  526,594

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT (CONTINUED)
   19,380   POWER INTEGRATIONS INCORPORATED+                     $      421,515
   19,131   REGAL-BELOIT CORPORATION                                    620,610
   10,690   ROGERS CORPORATION+                                         413,703
   10,291   SBS TECHNOLOGIES INCORPORATED+                               99,102
  104,183   SKYWORKS SOLUTIONS INCORPORATED+                            731,365
   13,640   STANDARD MICROSYSTEMS CORPORATION+                          407,972
    7,631   SUPERTEX INCORPORATED+                                      228,854
   30,554   SYMMETRICOM INCORPORATED+                                   236,488
   15,906   SYNAPTICS INCORPORATED+<<                                   299,033
   26,664   TECHNITROL INCORPORATED                                     408,492
    8,656   TOLLGRADE COMMUNICATIONS INCORPORATED+                       73,230
   24,467   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+   1,036,667
   14,727   VIASAT INCORPORATED+                                        377,748
   12,657   VICOR CORPORATION                                           191,754
   18,554   ZIX CORPORATION+<<                                           37,108

                                                                     22,011,826
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
  SERVICES - 1.92%
   21,813   AMERICAN HEALTHCORP+<<                                      924,871
    8,190   CDI CORPORATION                                             241,932
   12,556   MAXMUS INCORPORATED                                         448,877
   32,968   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+          1,895,990
   27,860   PRG-SCHULTZ INTERNATIONAL INCORPORATED+                      83,859
   28,794   REGENERON PHARMACEUTICAL INCORPORATED+<<                    273,255
   12,055   SFBC INTERNATIONAL INCORPORATED+                            535,121
   37,502   TETRA TECH INCORPORATED+                                    630,784
   28,115   URS CORPORATION+                                          1,135,565
   27,463   WATSON WYATT & COMPANY HOLDINGS                             740,128

                                                                      6,910,382
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
  EQUIPMENT - 1.95%
   23,036   APTARGROUP INCORPORATED                                   1,147,423
   38,229   COMMERCIAL METALS COMPANY                                 1,289,846
   17,086   GRIFFON CORPORATION+<<                                      420,316
   19,800   MASOTECH ESCROW INCORPORATED+                                     0
    8,377   MATERIAL SCIENCES CORPORATION+                              126,241
    9,785   MOBILE MINI INCORPORATED+<<                                 424,180
   13,946   NCI BUILDING SYSTEMS INCORPORATED+<<                        568,857
   51,895   SHAW GROUP INCORPORATED+                                  1,279,731
   24,003   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                939,477
   10,758   VALMONT INDUSTRIES INCORPORATED                             315,855
   16,682   WATTS WATER TECHNOLOGIES INCORPORATED                       481,276

                                                                      6,993,202
                                                                 --------------

FINANCE COMPANIES - 0.03%
   13,764   REWARDS NETWORK INCORPORATED+                                94,008
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS - 1.30%
   12,124   AMERICAN ITALIAN PASTA COMPANY CLASS A<<             $      129,242
   49,211   CORN PRODUCTS INTERNATIONAL INCORPORATED                    992,586
   34,283   FLOWERS FOODS INCORPORATED                                  935,240
    4,440   J & J SNACK FOODS CORPORATION                               256,632
   19,716   LANCE INCORPORATED                                          344,241
    9,149   PEET'S COFFEE & TEA INCORPORATED+<<                         280,142
   19,517   RALCORP HOLDINGS INCORPORATED+                              818,153
    9,523   SANDERSON FARMS INCORPORATED                                353,875
   20,259   TREEHOUSE FOODS INCORPORATED+<<                             544,562

                                                                      4,654,673
                                                                 --------------

FOOD STORES - 0.38%
   11,158   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<        316,441
   20,368   PANERA BREAD COMPANY+<<                                   1,042,434

                                                                      1,358,875
                                                                 --------------

FURNITURE & FIXTURES - 0.50%
    7,756   BASSETT FURNITURE INDUSTRIES INCORPORATED<<                 144,417
   23,348   ETHAN ALLEN INTERIORS INCORPORATED                          731,960
   34,074   LA-Z-BOY INCORPORATED<<                                     449,436
   23,714   SELECT COMFORT CORPORATION+<<                               473,805

                                                                      1,799,618
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.55%
   33,065   CASEY'S GENERAL STORES                                      767,108
   26,206   FRED'S INCORPORATED                                         327,837
   19,888   SHOPKO STORES INCORPORATED+                                 507,542
   17,583   STEIN MART INCORPORATED                                     356,935

                                                                      1,959,422
                                                                 --------------

HEALTH SERVICES - 2.33%
   10,266   AMEDISYS INCORPORATED+<<                                    400,374
   19,492   AMSURG CORPORATION+                                         533,301
   13,804   CROSS COUNTRY HEALTHCARE INCORPORATED+                      256,202
   14,151   CRYOLIFE INCORPORATED+                                       98,349
   17,967   ENZO BIOCHEM INCORPORATED+<<                                275,973
   15,315   GENTIVA HEALTH SERVICES INCORPORATED+                       277,508
   43,070   HOOPER HOLMES INCORPORATED                                  169,265
   11,503   LABONE INCORPORATED+                                        500,381
   13,512   LCA-VISION INCORPORATED                                     501,547
   22,065   NAUTILUS GROUP INCORPORATED<<                               486,975
   22,731   ODYSSEY HEALTHCARE INCORPORATED+                            385,745
   15,605   PEDIATRIX MEDICAL GROUP INCORPORATED+                     1,198,776
   11,040   REHABCARE GROUP INCORPORATED+                               226,541
   16,684   SIERRA HEALTH SERVICES INCORPORATED+<<                    1,149,027
   11,734   SUNRISE SENIOR LIVING INCORPORATED+<<                       783,127
   29,043   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+      1,135,872

                                                                      8,378,963
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES - 3.17%
    8,603   4KIDS ENTERTAINMENT INCORPORATED+                    $      149,606
   20,682   ACADIA REALTY TRUST                                         372,069
   27,088   CAPITAL AUTOMOTIVE                                        1,048,577
   29,229   COLONIAL PROPERTIES TRUST<<                               1,300,106
   35,437   COMMERCIAL NET LEASE REALTY INCORPORATED                    708,740
   14,478   EASTGROUP PROPERTIES INCORPORATED<<                         633,413
   17,019   ENTERTAINMENT PROPERTIES TRUST                              759,558
   15,185   ESSEX PROPERTY TRUST INCORPORATED                         1,366,650
   19,319   GABLES RESIDENTIAL TRUST                                    843,274
   23,827   GLENBOROUGH REALTY TRUST INCORPORATED                       457,478
   19,025   KILROY REALTY CORPORATION                                 1,065,971
    9,282   PARKWAY PROPERTIES INCORPORATED                             435,511
   30,773   SHURGARD STORAGE CENTERS INCORPORATED                     1,719,288
   10,836   SOVRAN SELF STORAGE INCORPORATED                            530,422

                                                                     11,390,663
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.85%
   19,304   BELL MICROPRODUCTS INCORPORATED+                            193,619
   14,486   COST PLUS INCORPORATED+                                     262,921
    7,680   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                  482,611
   17,088   GUITAR CENTER INCORPORATED+<<                               943,428
   14,929   HAVERTY FURNITURE COMPANIES INCORPORATED                    182,582
   29,789   LINENS `N THINGS INCORPORATED+<<                            795,366
   16,850   MOVIE GALLERY INCORPORATED<<                                175,072

                                                                      3,035,599
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.28%
   23,424   AZTAR CORPORATION+                                          721,694
   14,183   MARCUS CORPORATION<<                                        284,227

                                                                      1,005,921
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.01%
   11,373   ASTEC INDUSTRIES INCORPORATED+                              322,880
   11,657   ASV INCORPORATED+<<                                         264,031
   66,126   AXCELIS TECHNOLOGIES INCORPORATED+                          345,178
   11,234   BLACK BOX CORPORATION                                       471,379
   33,934   BRIGGS & STRATTON CORPORATION<<                           1,173,777
   29,882   BROOKS AUTOMATION INCORPORATED+<<                           398,327
    4,837   DRIL-QUIP INCORPORATED+                                     232,176
   27,483   ENGINEERED SUPPORT SYSTEMS INCORPORATED                   1,127,902
   13,778   ENPRO INDUSTRIES INCORPORATED+                              464,181
   15,445   FEDDERS CORPORATION<<                                        33,052
   16,980   GARDNER DENVER INCORPORATED+                                757,308
   15,172   GLOBAL IMAGING SYSTEMS INCORPORATED+                        516,607
   12,835   HYDRIL COMPANY+                                             880,994
   33,966   IDEX CORPORATION                                          1,445,253
   33,528   JLG INDUSTRIES INCORPORATED<<                             1,226,790
   18,504   KAYDON CORPORATION<<                                        525,699

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
   (CONTINUED)
   34,161   KULICKE & SOFFA INDUSTRIES INCORPORATED+<<           $      247,667
   32,844   LENNOX INTERNATIONAL INCORPORATED<<                         900,254
    7,575   LINDSAY MANUFACTURING COMPANY                               166,726
   19,809   MANITOWOC COMPANY INCORPORATED                              995,402
   25,283   MICROS SYSTEMS INCORPORATED+                              1,106,131
   32,827   MILACRON INCORPORATED+<<                                     58,432
   21,464   NETGEAR INCORPORATED+<<                                     516,424
   19,204   NYFIX INCORPORATED+<<                                       110,807
   24,072   PAXAR CORPORATION+                                          405,613
    9,716   PLANAR SYSTEMS INCORPORATED+                                 79,866
    7,608   ROBBINS & MYERS INCORPORATED                                171,028
    8,330   SCANSOURCE INCORPORATED+                                    406,004
   27,661   TORO COMPANY                                              1,016,818
   15,825   ULTRATECH INCORPORATED+                                     246,712
   15,495   WATSCO INCORPORATED                                         822,939
    6,485   WOODWARD GOVERNOR COMPANY                                   551,549

                                                                     17,987,906
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
   23,462   HILB, ROGAL & HAMILTON COMPANY                              875,602
                                                                 --------------

INSURANCE CARRIERS - 3.24%
   33,779   AMERIGROUP CORPORATION+                                     645,855
   27,954   CENTENE CORPORATION+                                        699,689
   18,650   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                 872,820
   43,027   FREMONT GENERAL CORPORATION                                 939,279
   13,617   INFINITY PROPERTY AND CASUALTY CORPORATION                  477,821
   11,880   LANDAMERICA FINANCIAL GROUP INCORPORATED<<                  768,042
   12,126   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+            1,029,497
   14,117   PRESIDENTIAL LIFE CORPORATION                               254,106
   20,376   PROASSURANCE CORPORATION+<<                                 950,948
   14,071   RLI CORPORATION                                             650,924
    6,557   SCPIE HOLDINGS INCORPORATED+                                 93,765
   18,670   SELECTIVE INSURANCE GROUP INCORPORATED                      912,963
   19,145   STEWART & STEVENSON SERVICES CORPORATION                    456,608
   11,928   STEWART INFORMATION SERVICES CORPORATION<<                  610,714
   11,173   UNITED FIRE & CASUALTY COMPANY                              504,014
   23,054   UNITED INSURANCE COMPANIES INCORPORATED                     829,944
   15,102   ZENITH NATIONAL INSURANCE CORPORATION<<                     946,744

                                                                     11,643,733
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.41%
   12,110   BROWN SHOE COMPANY INCORPORATED                             399,630
   14,961   GENESCO INCORPORATED+                                       557,147
   17,019   K-SWISS INCORPORATED                                        503,252

                                                                      1,460,029
                                                                 --------------

LEGAL SERVICES - 0.07%
    6,704   PRE-PAID LEGAL SERVICES INCORPORATED<<                      259,445
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.56%
   49,810   CHAMPION ENTERPRISES INCORPORATED+<<                 $      736,191
    9,369   COACHMEN INDUSTRIES INCORPORATED                            107,650
    8,057   DELTIC TIMBER CORPORATION                                   371,025
    4,470   SKYLINE CORPORATION                                         181,661
   10,584   UNIVERSAL FOREST PRODUCTS                                   606,675

                                                                      2,003,202
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 9.06%
   13,214   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+              627,136
   45,565   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+             918,135
    9,027   ANALOGIC CORPORATION                                        455,051
   19,323   ARMOR HOLDINGS INCORPORATED+<<                              831,082
   16,244   ARTHROCARE CORPORATION+<<                                   653,334
   15,112   BIOLASE TECHNOLOGY INCORPORATED<<                           107,749
   11,349   BIOSITE INCORPORATED+<<                                     702,049
   20,482   COHERENT INCORPORATED+                                      599,713
   14,305   COHU INCORPORATED                                           338,313
   19,430   CONMED CORPORATION+                                         541,708
   29,058   COOPER COMPANIES INCORPORATED                             2,226,133
   14,404   CYBERONICS INCORPORATED+<<                                  429,815
    8,079   DATASCOPE CORPORATION                                       250,611
   14,364   DJ ORTHOPEDICS INCORPORATED+                                415,694
   18,347   DRS TECHNOLOGIES INCORPORATED                               905,608
    9,688   EDO CORPORATION                                             290,931
   16,650   ESTERLINE TECHNOLOGIES CORPORATION+<<                       630,868
   16,384   FEI COMPANY+                                                315,392
   45,772   FLIR SYSTEMS INCORPORATED+<<                              1,353,936
   32,203   FOSSIL INCORPORATED+                                        585,773
   17,330   HAEMONETICS CORPORATION+                                    823,695
   14,493   HOLOGIC INCORPORATED+                                       836,971
    9,109   ICU MEDICAL INCORPORATED+<<                                 261,975
   46,227   INPUT OUTPUT INCORPORATED+<<                                368,891
   12,027   INTEGRA LIFESCIENCES HOLDINGS+<<                            460,153
   16,996   INTERMAGNETICS GENERAL CORPORATION+                         474,868
   20,834   INVACARE CORPORATION                                        868,153
   15,902   ITRON INCORPORATED+                                         726,085
    9,405   KEITHLEY INSTRUMENTS INCORPORATED                           137,313
    6,566   KENSEY NASH CORPORATION+<<                                  201,314
   45,365   KOPIN CORPORATION+                                          315,287
   11,183   MEADE INSTRUMENTS CORPORATION+                               29,747
   24,685   MENTOR CORPORATION                                        1,357,922
   17,733   MERIT MEDICAL SYSTEMS INCORPORATED+                         314,583
   13,014   MTS SYSTEMS CORPORATION                                     491,539
   11,312   OSTEOTECH INCORPORATED+                                      64,818
   11,173   PHOTON DYNAMICS INCORPORATED+                               213,963
   15,852   POLYMEDICA CORPORATION                                      553,869
   11,366   POSSIS MEDICAL INCORPORATED+                                124,571
   23,143   RESMED INCORPORATED+<<                                    1,843,340

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS (CONTINUED)
     47,363   RESPIRONICS INCORPORATED+                          $    1,997,771
     56,292   ROPER INDUSTRIES INCORPORATED                           2,211,713
      9,348   RUDOLPH TECHNOLOGIES INCORPORATED+<<                      125,918
     16,045   SONIC SOLUTIONS+<<                                        344,968
     26,543   SYBRON DENTAL SPECIALTIES INCORPORATED+                 1,103,658
     21,918   TELEDYNE TECHNOLOGIES INCORPORATED+                       755,513
     21,020   THERAGENICS CORPORATION+                                   62,009
     35,255   TRIMBLE NAVIGATION LIMITED+                             1,187,741
     17,526   VEECO INSTRUMENTS INCORPORATED+<<                         281,117
     20,764   VIASYS HEALTHCARE INCORPORATED+                           518,892
      3,720   VITAL SIGNS INCORPORATED                                  171,455
     12,118   X-RITE INCORPORATED                                       150,263

                                                                     32,559,106
                                                                 --------------

MEMBERSHIP ORGANIZATIONS - 0.06%
     56,981   ALLIANCE ONE INTERNATIONAL                                201,713
                                                                 --------------

METAL MINING - 0.35%
     14,393   CLEVELAND CLIFFS INCORPORATED<<                         1,253,774
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.63%
     14,464   AMCOL INTERNATIONAL CORPORATION                           275,829
     31,012   FLORIDA ROCK INDUSTRIES INCORPORATED<<                  1,987,559

                                                                      2,263,388
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.53%
     10,284   DAKTRONICS INCORPORATED<<                                 246,610
     17,556   JAKKS PACIFIC INCORPORATED+                               284,934
     31,307   K2 INCORPORATED+                                          356,900
     10,632   LYDALL INCORPORATED+                                       94,944
      7,807   RUSS BERRIE AND COMPANY INCORPORATED                      110,235
     22,918   SHUFFLE MASTER INCORPORATED+<<                            605,723
      7,313   STANDEX INTERNATIONAL CORPORATION                         192,551

                                                                      1,891,897
                                                                 --------------

MISCELLANEOUS RETAIL - 1.51%
     12,216   ACTION PERFORMANCE COMPANIES INCORPORATED<<               152,700
     19,232   CASH AMERICA INTERNATIONAL INCORPORATED                   399,064
     34,104   GAMESTOP CORPORATION - CLASS B+                           968,213
     12,582   HANCOCK FABRICS INCORPORATED                               84,677
     23,481   HIBBETT SPORTING GOODS INCORPORATED+                      522,452
     13,360   J JILL GROUP INCORPORATED+                                211,355
     15,245   JO ANN STORES INCORPORATED+<<                             263,738
     17,563   LONGS DRUG STORES CORPORATION                             753,277
     24,394   SPECTRUM BRANDS INCORPORATED+                             574,479
     17,759   WORLD FUEL SERVICES CORPORATION                           576,280
     33,669   ZALE CORPORATION+                                         915,123

                                                                      5,421,358
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

MOTION PICTURES - 0.31%
     27,177   AVID TECHNOLOGY INCORPORATED+                      $    1,125,128
                                                                 --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.09%
     16,719   ARKANSAS BEST CORPORATION                                 582,992
     20,801   FORWARD AIR CORPORATION                                   766,309
     29,636   HEARTLAND EXPRESS INCORPORATED<<                          602,796
     38,504   LANDSTAR SYSTEM INCORPORATED                            1,541,315
     12,419   OLD DOMINION FREIGHT LINE+<<                              415,912

                                                                      3,909,324
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.21%
     11,481   FINANCIAL FEDERAL CORPORATION<<                           456,944
     12,255   WORLD ACCEPTANCE CORPORATION+                             311,399

                                                                        768,343
                                                                 --------------

OIL & GAS EXTRACTION - 6.47%
      8,750   ATWOOD OCEANICS INCORPORATED+                             736,837
     32,193   CABOT OIL AND GAS CORPORATION                           1,626,043
     25,499   CAL DIVE INTERNATIONAL INCORPORATED+                    1,616,892
     53,984   CIMAREX ENERGY COMPANY+<<                               2,447,095
     17,261   OCEANEERING INTERNATIONAL INCORPORATED+                   921,910
     10,911   PETROLEUM DEVELOPMENT CORPORATION+                        418,328
     15,458   REMINGTON OIL & GAS CORPORATION+                          641,507
     37,127   SAINT MARY LAND & EXPLORATION COMPANY                   1,358,848
     13,554   SEACOR SMIT INCORPORATED+<<                               983,749
     53,955   SOUTHWESTERN ENERGY COMPANY+                            3,960,297
     17,738   SPINNAKER EXPLORATION COMPANY+                          1,147,471
     17,714   STONE ENERGY CORPORATION+<<                             1,081,262
     18,808   SWIFT ENERGY COMPANY+<<                                   860,466
     22,426   TETRA TECH INCORPORATED+                                  700,140
     30,163   UNIT CORPORATION+                                       1,667,411
     22,264   VERITAS DGC INCORPORATED+                                 815,308
     36,126   VINTAGE PETROLEUM INCORPORATED                          1,649,513
     18,485   W-H ENERGY SERVICES INCORPORATED+                         599,284

                                                                     23,232,361
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.58%
     21,756   BUCKEYE TECHNOLOGIES INCORPORATED+                        176,659
     18,930   CARAUSTAR INDUSTRIES INCORPORATED+                        207,851
     12,961   CHESAPEAKE CORPORATION                                    238,353
      9,710   NEENAH PAPER INCORPORATED<<                               284,503
     10,727   POPE & TALBOT INCORPORATED                                109,523
     20,492   ROCK-TENN COMPANY CLASS A<<                               309,429
      9,991   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED             222,999
      8,334   STANDARD REGISTER COMPANY                                 124,593
     33,854   WAUSAU PAPER CORPORATION                                  423,514

                                                                      2,097,424
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

PERSONAL SERVICES - 0.29%
      6,101   ANGELICA CORPORATION                               $      108,903
     16,769   COINSTAR INCORPORATED+<<                                  310,394
      4,506   CPI CORPORATION                                            79,260
     13,869   G & K SERVICES INCORPORATED CLASS A                       546,300

                                                                      1,044,857
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.94%
     11,876   ELKCORP                                                   424,805
     36,862   FRONTIER OIL CORPORATION                                1,634,830
     27,338   HEADWATERS INCORPORATED+<<                              1,022,441
     10,969   WD-40 COMPANY                                             290,788

                                                                      3,372,864
                                                                 --------------

PHARMACEUTICALS - 0.04%
     39,975   SAVIENT PHARMACEUTICALS INCORPORATED+                     150,706
                                                                 --------------

PRIMARY METAL INDUSTRIES - 2.62%
     20,322   ALERIS INTERNATIONAL INCORPORATED+                        557,839
     30,192   BELDEN CDT INCORPORATED                                   586,630
     12,646   BRUSH ENGINEERED MATERIALS INCORPORATED+                  200,818
     14,337   CARPENTER TECHNOLOGY CORPORATION                          840,292
     15,013   CENTURY ALUMINUM COMPANY+                                 337,492
     14,999   CHAPARRAL STEEL COMPANY+<<                                378,275
     14,256   CURTISS-WRIGHT CORPORATION                                879,738
     19,735   LONE STAR TECHNOLOGIES INCORPORATED+                    1,097,069
     28,267   MAVERICK TUBE CORPORATION+<<                              848,010
     24,078   MUELLER INDUSTRIES INCORPORATED                           668,646
     16,619   QUANEX CORPORATION                                      1,100,510
     15,019   RTI INTERNATIONAL METALS INCORPORATED+<<                  590,998
      7,309   STEEL TECHNOLOGIES INCORPORATED                           189,522
     14,917   TEXAS INDUSTRIES INCORPORATED                             811,485
     18,292   TREDEGAR CORPORATION                                      237,979
      9,900   WOLVERINE TUBE INCORPORATED+                               74,250

                                                                      9,399,553
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.45%
     22,421   BOWNE & COMPANY INCORPORATED                              320,396
      7,793   CONSOLIDATED GRAPHICS INCORPORATED+                       335,489
     18,524   JOHN H. HARLAND COMPANY                                   822,465
      7,142   THOMAS NELSON INCORPORATED                                133,984

                                                                      1,612,334
                                                                 --------------

RAILROAD TRANSPORTATION - 0.35%
     53,953   KANSAS CITY SOUTHERN+<<                                 1,257,644
                                                                 --------------

REAL ESTATE - 0.70%
     15,082   MERITAGE CORPORATION+<<                                 1,156,186
     37,064   NEW CENTURY FINANCIAL CORPORATION<<                     1,344,311

                                                                      2,500,497
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
     34,072   LEXINGTON CORPORATE PROPERTIES TRUST<<             $      802,396
                                                                 --------------

RETAIL, TRADE & SERVICES - 0.35%
     35,446   MEN'S WEARHOUSE INCORPORATED+                             946,408
     23,860   STRIDE RITE CORPORATION                                   305,885

                                                                      1,252,293
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     20,130   A. SCHULMAN INCORPORATED                                  361,333
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
  SERVICES - 0.38%
     27,669   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                 819,003
     13,162   PIPER JAFFRAY COMPANIES INCORPORATED+                     393,017
     10,296   SWS GROUP INCORPORATED                                    168,854

                                                                      1,380,874
                                                                 --------------

SOFTWARE - 0.14%
      8,371   EPIQ SYSTEMS INCORPORATED+                                182,655
     11,687   MANTECH INTERNATIONAL CORPORATION CLASS A+                308,654

                                                                        491,309
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
     18,302   APOGEE ENTERPRISES INCORPORATED                           312,964
     12,986   CARBO CERAMICS INCORPORATED<<                             856,946
      9,169   LIBBEY INCORPORATED<<                                     139,369

                                                                      1,309,279
                                                                 --------------

TELEPHONE SERVICES - 0.15%
     14,331   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED           540,279
                                                                 --------------

TEXTILE MILL PRODUCTS - 0.62%
     20,926   ALBANY INTERNATIONAL CORPORATION CLASS A                  771,542
     31,426   INTERFACE INCORPORATED+                                   259,579
      9,220   OXFORD INDUSTRIES INCORPORATED                            416,006
     37,883   WOLVERINE WORLD WIDE INCORPORATED                         797,437

                                                                      2,244,564
                                                                 --------------

TRANSPORTATION BY AIR - 0.71%
     21,198   EGL INCORPORATED+                                         575,526
     23,791   FRONTIER AIRLINES INCORPORATED+                           232,676
     19,021   MESA AIR GROUP INCORPORATED+<<                            156,923
     15,335   OFFSHORE LOGISTICS INCORPORATED+                          567,395
     38,046   SKYWEST INCORPORATED                                    1,020,394

                                                                      2,552,914
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.38%
     21,436   AAR CORPORATION+                                          368,270
      8,583   ARCTIC CAT INCORPORATED                                   176,295
     33,924   CLARCOR INCORPORATED                                      974,297
     37,143   FLEETWOOD ENTERPRISES INCORPORATED+<<                     456,859

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
     35,987   GENCORP INCORPORATED+<<                            $      671,158
     14,003   GROUP 1 AUTOMOTIVE INCORPORATED+                          386,483
     17,468   MONACO COACH CORPORATION                                  257,478
     48,228   OSHKOSH TRUCK CORPORATION                               2,081,520
     27,730   POLARIS INDUSTRIES INCORPORATED<<                       1,374,022
      8,353   STANDARD MOTOR PRODUCTS INCORPORATED                       67,743
     15,052   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED            323,919
     10,463   TRIUMPH GROUP INCORPORATED+                               388,910
     20,555   WABASH NATIONAL CORPORATION                               404,111
     21,654   WINNEBAGO INDUSTRIES INCORPORATED<<                       627,316

                                                                      8,558,381
                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
     11,607   PEGASUS SOLUTIONS INCORPORATED+                           104,231
                                                                 --------------

WATER TRANSPORTATION - 0.23%
     16,561   KIRBY CORPORATION+                                        818,610
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.73%
     20,024   HAIN CELESTIAL GROUP INCORPORATED+                        388,466
     20,560   MYERS INDUSTRIES INCORPORATED                             239,318
      8,424   NASH FINCH COMPANY                                        355,409
     24,624   PERFORMANCE FOOD GROUP COMPANY+<<                         777,133
     25,423   PRIORITY HEALTHCARE CORPORATION CLASS B+                  708,285
     15,045   SCHOOL SPECIALTY INCORPORATED+<<                          733,895
     21,885   TRACTOR SUPPLY COMPANY+                                   999,050
     26,998   UNITED NATURAL FOODS INCORPORATED+<<                      954,649
     21,895   UNITED STATIONERS INCORPORATED+                         1,047,895

                                                                      6,204,100
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.79%
      6,390   AM CASTLE & COMPANY                                       111,825
     16,436   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED              589,724
     11,349   BARNES GROUP INCORPORATED                                 406,975
      9,364   BUILDING MATERIALS HOLDINGS CORPORATION<<                 872,631
      9,069   DEPARTMENT 56 INCORPORATED+<<                             113,363
     13,409   DIGI INTERNATIONAL INCORPORATED+                          143,879
     43,881   HUGHES SUPPLY INCORPORATED                              1,430,521
     10,169   IMAGISTICS INTERNATIONAL INCORPORATED+                    425,573
     32,004   INSIGHT ENTERPRISES INCORPORATED+                         595,274
     15,032   KAMAN CORPORATION CLASS A                                 307,404
     25,053   KNIGHT TRANSPORTATION INCORPORATED                        610,291
      3,027   LAWSON PRODUCTS INCORPORATED                              111,151
     26,230   OWENS & MINOR INCORPORATED                                769,851
     35,586   PEP BOYS MANNY MOE & JACK                                 492,510
     18,212   RELIANCE STEEL & ALUMINUM COMPANY                         963,961
     16,584   RYERSON TULL INCORPORATED<<                               353,239

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
     34,692   SCP POOL CORPORATION                                                               $  1,211,774
     14,779   TBC CORPORATION+                                                                        509,728

                                                                                                   10,019,674
                                                                                                 ------------

TOTAL COMMON STOCKS (COST $253,419,037)                                                           352,236,632
                                                                                                 ------------

COLLATERAL FOR SECURITIES LENDING - 17.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.06%
  1,933,699   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                1,933,699
  1,895,328   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                       1,895,328

                                                                                                    3,829,027
                                                                                                 ------------

PRINCIPAL                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.06%
$13,499,987   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
              (MATURITY VALUE $13,504,476)                            3.99%        10/03/2005      13,499,986
  9,999,990   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $10,003,315)                            3.99         10/03/2005       9,999,990
  2,999,997   CANCARA ASSET SECURITIZATION LIMITED                    3.70         10/13/2005       2,996,847
  2,999,997   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-         3.69         10/07/2005       2,999,997
  2,999,997   CREDIT SUISSE BANK                                      3.98         05/04/2006       2,982,327
  1,999,998   ING USA ANNUITY AND LIFE INSURANCE                      4.10         06/06/2006       1,999,998
  1,999,998   KLIO II FUNDING CORPORATION                             3.79         10/25/2005       1,995,398
  2,199,998   LEGACY CAPITAL CORPORATION LLC                          3.62         10/03/2005       2,199,998
    999,999   LEHMAN BROTHERS HOLDINGS INCORPORATED                   3.99         03/16/2006         999,999
  1,999,998   LEXINGTON PARKER CAPITAL CORPORATION                    3.64         10/14/2005       1,997,698
  3,999,996   LIBERTY LIGHT US CAPITAL                                3.87         05/26/2006       4,000,316
  1,999,998   LIQUID FUNDING LIMITED                                  3.67         12/19/2005       1,999,998
  1,999,998   LIQUID FUNDING LIMITED                                  3.66         03/03/2006       1,999,998
  2,999,997   MORGAN STANLEY                                          4.02         01/13/2006       2,999,997
  2,999,997   UBS FINANCE (DELAWARE) LLC                              3.80         10/05/2005       2,999,367
  1,999,998   WHITE PINE FINANCE LLC SERIES MTN                       3.87         06/12/2006       2,000,178

                                                                                                   57,672,092
                                                                                                 ------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $61,492,379)                                       61,501,119
                                                                                                 ------------

SHARES

SHORT-TERM INVESTMENTS - 1.98%

MUTUAL FUND - 1.93%
  6,934,802   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                           6,934,802
                                                                                                 ------------

PRINCIPAL

US TREASURY BILLS - 0.05%
   $170,000   US TREASURY BILL^#                                      3.12%        11/10/2005       169,409
                                                                                                 ----------

TOTAL SHORT-TERM INVESTMENTS (COST $7,104,250)                                                    7,104,211
                                                                                                 ----------

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                                      VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $322,015,666)*                    117.17%                  $  420,841,962
OTHER ASSETS AND LIABILITIES, NET       (17.17)                     (61,669,853)
                                        ------                   --------------
TOTAL NET ASSETS                        100.00%                  $  359,172,109
                                        ======                   ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.71% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,934,802.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $322,877,562 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                            $  119,286,254
        GROSS UNREALIZED DEPRECIATION                               (21,321,854)
                                                                 --------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)               $   97,964,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


170

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 98.64%

ADVERTISING - 0.79%
   678,500   CENVEO INCORPORATED+<<                                $  7,036,045
                                                                   ------------

APPAREL & ACCESSORY STORES - 1.63%
   139,600   CARTER'S INCORPORATED+<<                                 7,929,280
   269,500   EDDIE BAUER HOLDINGS INCORPORATED+                       6,535,375

                                                                     14,464,655
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
  MATERIALS - 3.26%
 1,014,400   QUIKSILVER INCORPORATED+                                14,658,080
 1,362,700   SCANSOFT INCORPORATED+<<                                 7,263,191
   406,100   TOMMY HILFIGER CORPORATION+                              7,045,835

                                                                     28,967,106
                                                                   ------------

BUSINESS SERVICES - 14.35%
   183,200   ADMINISTAFF INCORPORATED<<                               7,280,368
   323,600   AQUANTIVE INCORPORATED+<<                                6,514,068
   267,800   BRINK'S COMPANY<<                                       10,995,868
   672,400   CNET NETWORKS INCORPORATED+                              9,124,468
   176,500   HYPERION SOLUTIONS CORPORATION+                          8,586,725
   527,100   INTERWOVEN INCORPORATED+                                 4,306,407
   240,000   ITURAN LOCATION & CONTROL LIMITED+                       3,156,000
   207,600   MARCHEX INCORPORATED CLASS B+                            3,437,856
 1,101,800   OPSWARE INCORPORATED+                                    5,718,342
   440,000   PACKETEER INCORPORATED+                                  5,522,000
 1,533,400   PARAMETRIC TECHNOLOGY CORPORATION+                      10,687,798
   154,700   PDF SOLUTIONS INCORPORATED+                              2,568,020
   590,200   QUEST SOFTWARE INCORPORATED+                             8,894,314
   340,700   RED HAT INCORPORATED+                                    7,219,433
   390,700   SERENA SOFTWARE INCORPORATED+                            7,786,651
 1,187,900   TIBCO SOFTWARE INCORPORATED+<<                           9,930,844
   217,400   TNS INCORPORATED+<<                                      5,271,950
   278,400   ULTIMATE SOFTWARE GROUP INCORPORATED+                    5,128,128
   599,300   VASCO DATA SECURITY INTERNATIONAL INCORPORATED+          5,435,651

                                                                    127,564,891
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 10.76%
   565,500   ALKERMES INCORPORATED+                                   9,500,400
   322,800   ANGIOTECH PHARMACEUTICALS INCORPORATED+<<                4,525,656
   300,000   COLEY PHARMACEUTICAL GROUP INCORPORATED+                 5,460,000
   401,400   DUSA PHARMACEUTICALS INCORPORATED+<<                     4,254,840
   737,000   ENDEAVOR INTERNATIONAL CORPORATION+<<                    3,685,000
   580,700   MEDICINES COMPANY+<<                                    13,361,907
   191,200   MGI PHARMA INCORPORATED+                                 4,456,872
   226,350   NEUROCRINE BIOSCIENCES INCORPORATED+                    11,134,157
   298,300   ONYX PHARMACEUTICALS INCORPORATED+                       7,451,534
   385,300   PROTEIN DESIGN LABS INCORPORATED+<<                     10,788,400
   195,800   SANTARUS INCORPORATED SANTARUS+<<                        1,215,918

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
   165,200   TARO PHARMACEUTICALS INDUSTRIES+<<                    $  4,250,596
   112,700   UNITED THERAPEUTICS CORPORATION+                         7,866,460
   469,500   ZYMOGENETICS INCORPORATED+                               7,746,750

                                                                     95,698,490
                                                                   ------------

COMMUNICATIONS - 2.01%
 1,606,900   EXTREME NETWORKS INCORPORATED+                           7,150,705
   293,100   LIN TV CORPORATION CLASS A+                              4,088,745
   852,300   TIME WARNER TELECOM INCORPORATED+                        6,647,940

                                                                     17,887,390
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.71%
   923,900   PLUG POWER INCORPORATED+                                 6,282,520
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT - 12.44%
   654,100   ADVANCED ENERGY INDUSTRIES INCORPORATED+                 7,038,116
   332,300   ATHEROS COMMUNICATIONS+<<                                3,243,248
   290,500   DSP GROUP INCORPORATED+                                  7,454,230
   621,200   HEXEL CORPORATION+                                      11,361,748
 1,398,900   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<            15,024,186
   244,200   MERCURY COMPUTER SYSTEMS INCORPORATED+<<                 6,410,250
   147,300   NICE SYSTEMS LIMITED ADR+                                6,655,014
   199,300   NOVELLUS SYSTEMS INCORPORATED+<<                         4,998,444
   260,800   PLEXUS CORPORATION+                                      4,457,072
 1,334,300   PMC-SIERRA INCORPORATED+                                11,755,183
   384,000   REGAL-BELOIT CORPORATION                                12,456,960
   549,400   TEKELEC+                                                11,509,930
   193,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
             INCORPORATED+<<                                          8,194,358

                                                                    110,558,739
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
 RELATED SERVICES - 7.85%
   204,600   CEPHALON INCORPORATED+                                   9,497,532
   271,300   CORE LABORATORIES NV+                                    8,752,138
   362,300   DIAMONDCLUSTER INTERNATIONAL INCORPORATED+               2,746,234
   338,900   DIGITAS INCORPORATED+                                    3,849,904
   214,700   GEN-PROBE INCORPORATED+                                 10,616,915
   394,800   KERYX BIOPHARMACEUTICALS INCORPORATED+                   6,222,048
   304,900   NEUROCHEM INCORPORATED+                                  3,887,475
   161,200   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+         9,270,612
   345,700   RIGEL PHARMACEUTICALS INCORPORATED+                      8,217,289
   257,300   SYMYX TECHNOLOGIES INCORPORATED+<<                       6,720,676

                                                                     69,780,823
                                                                   ------------

FURNITURE & FIXTURES - 0.45%
   335,000   TEMPUR-PEDIC INTERNATIONAL+<<                            3,966,400
                                                                   ------------

GENERAL MERCHANDISE STORES - 0.46%
   370,100   RETAIL VENTURES INCORPORATED+<<                          4,063,698
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                             VALUE

HEALTH SERVICES - 3.82%
   235,300   COMMUNITY HEALTH SYSTEMS+<<                           $  9,131,993
   913,200   HUMAN GENOME SCIENCES INCORPORATED+<<                   12,410,388
   224,800   NEKTAR THERAPEUTICS+<<                                   3,810,360
   430,600   VALEANT PHARMACEUTICALS INTERNATIONAL                    8,646,448

                                                                     33,999,189
                                                                   ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.42%
   362,800   CAPITAL LEASE FUNDING INCORPORATED                       3,754,980
                                                                   ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.73%
   252,400   TUESDAY MORNING CORPORATION<<                            6,529,588
                                                                   ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.77%
   143,300   GAYLORD ENTERTAINMENT COMPANY+<<                         6,828,245
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.04%
   136,700   GARDNER DENVER INCORPORATED+<<                           6,096,820
   196,400   RBC BEARINGS INCORPORATED+                               3,132,580

                                                                      9,229,400
                                                                   ------------

INSURANCE CARRIERS - 1.56%
   177,900   ARGONAUT GROUP INCORPORATED+                             4,805,079
   318,600   AXIS CAPITAL HOLDINGS LIMITED                            9,083,286

                                                                     13,888,365
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.57%
   227,100   ABAXIS INCORPORATED+                                     2,963,655
   251,900   ANIMAS CORPORATION+                                      3,954,830
   255,200   ARTHROCARE CORPORATION+                                 10,264,144
   237,500   COHERENT INCORPORATED+                                   6,954,000
   207,400   ESTERLINE TECHNOLOGIES CORPORATION+                      7,858,386
   208,200   FORMFACTOR INCORPORATED+<<                               4,751,124
   374,200   ILLUMINA INCORPORATED+                                   4,793,502
 1,487,500   LTX CORPORATION+                                         6,277,250
   194,900   NOVATEL INCORPORATED+                                    5,133,666
   253,200   RUDOLPH TECHNOLOGIES INCORPORATED+<<                     3,410,604
    94,200   SONOSITE INCORPORATED+                                   2,795,856
   235,200   SYNERON MEDICAL LIMITED+<<                               8,594,208
   643,100   THORATEC LABS CORPORATION+                              11,421,456
   276,900   VITAL IMAGES INCORPORATED+<<                             6,163,794
   348,600   WRIGHT MEDICAL GROUP INCORPORATED+                       8,603,448

                                                                     93,939,923
                                                                   ------------

MISCELLANEOUS RETAIL - 3.92%
   428,800   CKX INCORPORATED+<<                                      5,390,016
   426,200   DOLLAR TREE STORES INCORPORATED+                         9,227,230
   489,700   MARVEL ENTERTAINMENT INCORPORATION+<<                    8,750,939
   353,300   WORLD FUEL SERVICES CORPORATION                         11,464,585

                                                                     34,832,770
                                                                   ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                             VALUE

MOTION PICTURES - 0.70%
   598,200   IMAX CORPORATION+                                     $  6,239,226
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.12%
   455,000   CAPITALSOURCE INCORPORATED+<<                            9,919,000
                                                                   ------------
OIL & GAS EXTRACTION - 5.23%
   362,400   BOIS D' ARC ENERGY INCORPORATED+<<                       6,236,904
   156,100   GOODRICH PETROLEUM CORPORATION+                          3,663,667
   788,300   HANOVER COMPRESSOR COMPANY+                             10,925,838
   767,800   PETROHAWK ENERGY CORPORATION+                           11,063,998
   113,400   PIONEER NATURAL RESOURCES COMPANY                        6,227,928
   497,900   WARREN RESOURCES INCORPORATED+<<                         8,339,825

                                                                     46,458,160
                                                                   ------------

PAPER & ALLIED PRODUCTS - 1.11%
 2,436,100   ABITIBI-CONSOLIDATED INCORPORATED                        9,866,205
                                                                   ------------

PRIMARY METAL INDUSTRIES - 0.92%
   264,500   ALLEGHENY TECHNOLOGIES INCORPORATED<<                    8,194,210
                                                                   ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.38%
   220,800   VISTAPRINT LIMITED+                                      3,367,200
                                                                   ------------

RAILROAD TRANSPORTATION - 0.71%
   199,100   GENESEE & WYOMING INCORPORATED+                          6,311,470
                                                                   ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.59%
   344,475   JARDEN CORPORATION+                                     14,147,588
                                                                   ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.21%
   540,400   MARKETAXCESS HOLDINGS INCORPORATED+<<                    7,349,440
   121,000   REFCO INCORPORATED+                                      3,420,670

                                                                     10,770,110
                                                                   ------------

SOCIAL SERVICES - 0.51%
   149,400   PROVIDENCE SERVICE CORPORATION+<<                        4,570,146
                                                                   ------------

TRANSPORTATION BY AIR - 4.07%
   725,600   AIRTRAN HOLDINGS INCORPORATED+                           9,186,096
   256,800   CHC HELICOPTER CORPORATION                               5,523,768
   416,700   REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                  5,962,977
   314,500   SKYWEST INCORPORATED                                     8,434,890
   335,100   US AIRWAYS GROUP INCORPORATED+                           7,040,451

                                                                     36,148,182
                                                                   ------------

TRANSPORTATION EQUIPMENT - 1.47%
   367,500   COMMERCIAL VEHICLE GROUP INCORPORATED+                   7,695,450
   438,700   FLEETWOOD ENTERPRISES INCORPORATED+<<                    5,396,010

                                                                     13,091,460
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.08%
     354,300  CYTYC CORPORATION+<<                                                                                   $    9,512,955
     297,100  LKQ CORPORATION+                                                                                            8,972,420

                                                                                                                         18,485,375
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $781,332,784)                                                                                 876,841,549
                                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING - 11.01%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
   3,199,997  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      3,199,997

   1,620,601  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             1,620,601

                                                                                                                          4,820,598
                                                                                                                     --------------

                                                                                               INTEREST   MATURITY
PRINCIPAL                                                                                        RATE       DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.47%
$ 19,499,980  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $19,506,464)           3.99%   10/03/2005      19,499,981

  73,599,927  MORGAN STANLEY INCORPORATED REPURCHASE AGREEMENT (MATURITY VALUE $73,623,234)      3.80    10/03/2005      73,599,926

                                                                                                                         93,099,907
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $97,920,505)                                                             97,920,505
                                                                                                                     --------------

SHARES

WARRANTS - 0.00%
      36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+                                                      4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 2.64%

MUTUAL FUND - 2.64%
  23,472,510  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                23,472,510
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,472,510)                                                                          23,472,510
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES (COST $902,725,799)*                            112.29%                              $  998,234,568
OTHER ASSETS AND LIABILITIES, NET                                               (12.29)                                (109,226,833)
                                                                                ------                               --------------
TOTAL NET ASSETS                                                                100.00%                              $  889,007,735
                                                                                ======                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.70% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,472,510.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $905,046,013 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $ 127,302,899
         GROSS UNREALIZED DEPRECIATION                   (34,114,344)
                                                       -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $  93,188,555

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

COMMON STOCKS - 98.01%

APPAREL & ACCESSORY STORES - 2.40%
   231,970   AEROPOSTALE INCORPORATED+                           $    4,929,363
   219,890   ANN TAYLOR STORES CORPORATION+                           5,838,079
   269,100   CACHE INCORPORATED+                                      4,098,393

                                                                     14,865,835
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.81%
   196,470   MARINEMAX INCORPORATED+<<                                5,008,020
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.11%
   204,346   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+            6,880,330
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.67%
   283,530   PERINI CORPORATION+<<                                    5,160,246
   184,350   WCI COMMUNITIES INCORPORATED+<<                          5,230,009

                                                                     10,390,255
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 0.68%
   190,090   BUILDERS FIRSTSOURCE INCORPORATED+                       4,244,710
                                                                 --------------

BUSINESS SERVICES - 6.67%
   214,460   ASSET ACCEPTANCE CAPITAL CORPORATION+<<                  6,427,366
   282,850   AVOCENT CORPORATION+                                     8,949,374
   340,290   BISYS GROUP INCORPORATED+                                4,570,095
   271,020   NCO GROUP INCORPORATED+                                  5,599,273
   153,951   NDCHEALTH CORPORATION<<                                  2,912,753
   285,930   RENT-A-CENTER INCORPORATED+                              5,521,309
   885,920   TIBCO SOFTWARE INCORPORATED+                             7,406,291

                                                                     41,386,461
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.27%
   269,830   CF INDUSTRIES HOLDINGS INCORPORATED+<<                   3,996,182
   144,410   CYTEC INDUSTRIES INCORPORATED                            6,264,506
   120,040   LUBRIZOL CORPORATION                                     5,201,333
   390,800   PRESTIGE BRANDS HOLDINGS INCORPORATED+                   4,814,656

                                                                     20,276,677
                                                                 --------------

COMMUNICATIONS - 4.32%
 1,349,180   CINCINNATI BELL INCORPORATED+                            5,949,884
   256,120   CT COMMUNICATIONS INCORPORATED                           3,168,204
   373,690   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED            6,285,466
   504,780   MEDIACOM COMMUNICATIONS CORPORATION+                     3,725,276
   564,450   VALOR COMMUNICATIONS GROUP INCORPORATED                  7,693,454

                                                                     26,822,284
                                                                 --------------

DEPOSITORY INSTITUTIONS - 11.03%
   289,646   BROOKLINE BANCORP INCORPORATED                           4,582,200
   145,580   CULLEN FROST BANKERS INCORPORATED                        7,182,917
   368,950   DIME COMMUNITY BANCSHARES                                5,430,944
   228,410   FIRST FINANCIAL BANCORP                                  4,248,426

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   146,310   FIRST REPUBLIC BANK                                 $    5,154,501
   294,340   FRANKLIN BANK CORPORATION+                               4,753,591
   211,200   INVESTORS FINANCIAL SERVICES CORPORATION<<               6,948,480
   183,040   PFF BANCORP INCORPORATED                                 5,538,790
   395,530   PROVIDENT FINANCIAL SERVICES INCORPORATED                6,961,328
   240,260   SOUTH FINANCIAL GROUP INCORPORATED                       6,448,579
   266,300   SUSQUEHANNA BANCSHARES INCORPORATED                      6,401,852
   195,280   UMPQUA HOLDINGS CORPORATION                              4,749,210

                                                                     68,400,818
                                                                 --------------

EATING & DRINKING PLACES - 2.71%
   810,110   CKE RESTAURANTS INCORPORATED<<                          10,677,250
   209,400   LANDRY'S RESTAURANTS INCORPORATED                        6,135,420

                                                                     16,812,670
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.29%
         1   ALLETE INCORPORATED                                              1
   186,500   CLECO CORPORATION                                        4,397,670
   197,000   DURATEK INCORPORATED+                                    3,601,160

                                                                      7,998,831
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.98%
   353,700   FAIRCHILD SEMICONDUCTOR INTERNATIONAL
                INCORPORATED+<<                                       5,255,982
   813,690   GRAFTECH INTERNATIONAL LIMITED+                          4,418,337
   493,730   GSI LUMONICS INCORPORATED+                               5,159,479
   235,870   HUTCHINSON TECHNOLOGY INCORPORATED+<<                    6,160,924
   162,060   MULTI-FINELINE ELECTONIX INCORPORATED+<<                 4,743,496
   281,100   OMNIVISION TECHNOLOGIES INCORPORATED+<<                  3,547,482
   300,700   PLEXUS CORPORATION+<<                                    5,138,963
   202,410   PORTALPLAYER INCORPORATED+<<                             5,552,106
   159,370   SIGMATEL INCORPORATED+                                   3,225,649
   261,400   WESTAR ENERGY INCORPORATED                               6,307,582

                                                                     49,510,000
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.84%
   646,690   JACUZZI BRANDS INCORPORATED+                             5,212,321
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.33%
   416,540   HERCULES INCORPORATED+<<                                 5,090,119
   211,930   PREMIUM STANDARD FARMS INCORPORATED                      3,140,802

                                                                      8,230,921
                                                                 --------------

HEALTH SERVICES - 3.38%
   196,480   APRIA HEALTHCARE GROUP INCORPORATED+<<                   6,269,677
   193,160   GENESIS HEALTHCARE CORPORATION+<<                        7,788,211
   196,800   MAGELLAN HEALTH SERVICES INCORPORATED+                   6,917,520

                                                                     20,975,408
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

HOLDING & OTHER INVESTMENT OFFICES - 8.25%
   283,070   AMERICAN CAMPUS COMMUNITIES                         $    6,799,341
   305,260   BIOMED PROPERTY TRUST INCORPORATED                       7,570,448
   266,190   EQUITY ONE INCORPORATED                                  6,188,918
   391,090   FELCOR LODGING TRUST INCORPORATED+<<                     5,925,014
   163,900   GLADSTONE CAPITAL CORPORATION<<                          3,695,945
   166,700   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                7,031,406
   409,230   STRATEGIC HOTEL CAPITAL INCORPORATED                     7,472,540
   265,460   SUNSTONE HOTEL INVESTORS INCORPORATED                    6,474,569

                                                                     51,158,181
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.76%
   246,910   COST PLUS INCORPORATED+                                  4,481,416
   241,100   LINENS 'N THINGS INCORPORATED+<<                         6,437,370

                                                                     10,918,786
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.50%
   275,300   AZTAR CORPORATION+                                       8,481,993
   147,220   GAYLORD ENTERTAINMENT COMPANY+<<                         7,015,033

                                                                     15,497,026
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.40%
   337,200   AGCO CORPORATION+                                        6,137,040
   709,280   DOT HILL SYSTEMS CORPORATION+<<                          4,773,454
   416,260   EMULEX CORPORATION+<<                                    8,412,615
   359,232   SPARTECH CORPORATION                                     7,019,393
   241,090   TIMKEN COMPANY                                           7,143,497

                                                                     33,485,999
                                                                 --------------

INSURANCE CARRIERS - 5.53%
   440,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<        5,004,782
   246,120   ARGONAUT GROUP INCORPORATED+                             6,647,701
    63,460   ASSURED GUARANTY LIMITED                                 1,518,598
   131,940   INFINITY PROPERTY & CASUALTY CORPORATION<<               4,629,775
   181,600   MOLINA HEALTHCARE INCORPORATED+                          4,538,184
   205,630   PLATINUM UNDERWRITERS HOLDINGS LIMITED                   6,146,281
   254,450   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                5,786,193

                                                                     34,271,514
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.30%
   187,800   ARMOR HOLDINGS INCORPORATED+                             8,077,278
                                                                 --------------

MISCELLANEOUS RETAIL - 0.94%
   369,280   J JILL GROUP INCORPORATED+<<                             5,842,010
                                                                 --------------

OIL & GAS EXTRACTION - 3.14%
   372,990   BRIGHAM EXPLORATION COMPANY+<<                           4,792,922
   166,310   CARRIZO OIL & GAS INCORPORATED+                          4,872,883
   380,690   KEY ENERGY SERVICES INCORPORATED+                        5,615,177
    78,020   OCEANEERING INTERNATIONAL INCORPORATED+                  4,167,048

                                                                     19,448,030
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

PAPER & ALLIED PRODUCTS - 1.12%
   340,440   CARAUSTAR INDUSTRIES INCORPORATED+                  $    3,738,031
   280,950   XERIUM TECHNOLOGIES INCORPORATED                         3,225,306

                                                                      6,963,337
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.15%
   423,570   GENERAL CABLE CORPORATION+<<                             7,115,976
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.57%
   235,930   JOURNAL COMMUNICATIONS INCORPORATED CLASS A              3,515,357
                                                                 --------------

REITS - 0.67%
   285,850   COLUMBIA EQUITY TRUST INCORPORATED<<                     4,173,410
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.95%
   279,950   APPLIED FILMS CORPORATION+                               5,878,950
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.93%
   196,930   CABOT MICROELECTRONICS CORPORATION+<<                    5,785,803
                                                                 --------------

TRANSPORTATION BY AIR - 1.28%
   628,520   AIRTRAN HOLDINGS INCORPORATED+<<                         7,957,063
                                                                 --------------

TRANSPORTATION EQUIPMENT - 5.75%
   378,780   AFTERMARKET TECHNOLOGY CORPORATION+<<                    6,965,764
   436,690   ARVIN INDUSTRIES INCORPORATED                            7,301,457
   505,150   FLEETWOOD ENTERPRISES INCORPORATED+<<                    6,213,345
   634,660   ORBITAL SCIENCES CORPORATION+<<                          7,933,250
   414,830   TENNECO AUTOMOTIVE INCORPORATED+<<                       7,263,673

                                                                     35,677,489
                                                                 --------------

TRANSPORTATION SERVICES - 1.11%
   173,370   GATX CORPORATION                                         6,856,784
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.48%
   290,110   PERFORMANCE FOOD GROUP COMPANY+<<                        9,155,872
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.69%
   302,430   ADESA INCORPORATED                                       6,683,703
   114,820   BORGWARNER INCORPORATED                                  6,482,737
   379,680   INTERLINE BRANDS INCORPORATED+                           7,977,077
   132,200   TECH DATA CORPORATION+                                   4,853,062
   209,700   WEST MARINE INCORPORATED+<<                              3,099,366

                                                                     29,095,945
                                                                 --------------

TOTAL COMMON STOCKS (COST $533,721,407)                             607,890,351
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 15.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.43%
 2,661,553   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND          2,661,553
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                   RATE      DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 15.39%
$ 22,500,001   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $22,507,482)                                    3.99%  10/03/2005  $   22,500,000
  10,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
               (MATURITY VALUE $10,003,325)                                    3.99   10/03/2005      10,000,000
   5,000,000   CANCARA ASSET SECURITIZATION LIMITED                            3.70   10/13/2005       4,994,750
   5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                 3.69   10/07/2005       5,000,000
   4,000,000   CREDIT SUISSE BANK                                              3.98   05/04/2006       3,976,440
   2,000,000   ING USA ANNUITY AND LIFE INSURANCE                              4.10   06/06/2006       2,000,000
   4,000,000   KLIO II FUNDING CORPORATION                                     3.79   10/25/2005       3,990,800
   4,000,000   LEGACY CAPITAL CORPORATION LLC                                  3.62   10/03/2005       4,000,000
   2,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                           3.99   03/16/2006       2,000,000
   4,000,000   LEXINGTON PARKER CAPITAL CORPORATION                            3.64   10/14/2005       3,995,400
   3,000,000   LIBERTY LIGHT US CAPITAL                                        3.87   05/26/2006       3,000,240
   3,000,000   LIQUID FUNDING LIMITED                                          3.67   12/19/2005       3,000,000
   2,000,000   LIQUID FUNDING LIMITED                                          3.66   03/03/2006       2,000,000
   4,000,000   MORGAN STANLEY                                                  4.02   01/13/2006       4,000,000
  14,000,000   MORGAN STANLEY INCORPORATED REPURCHASE AGREEMENT
               (MATURITY VALUE $14,004,433)                                    3.80   10/03/2005      14,000,000
   4,000,000   UBS FINANCE (DELAWARE) LLC                                      3.80   10/05/2005       3,999,160
   3,000,000   WHITE PINE FINANCE LLC SERIES MTN                               3.87   06/12/2006       3,000,270

                                                                                                      95,457,060
                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $98,094,569)                                          98,118,613
                                                                                                  --------------

SHORT-TERM INVESTMENTS - 3.03%

MUTUAL FUND - 3.03%
  18,814,517   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                        $   18,814,517
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,814,517)                                                       18,814,517
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $650,630,493)*                                116.86%                                       $  724,823,481
OTHER ASSETS AND LIABILITIES, NET                   (16.86)                                         (104,594,177)
                                                    ------                                        --------------
TOTAL NET ASSETS                                    100.00%                                       $  620,229,304
                                                    ======                                        ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.89% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,814,517.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $650,951,040 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                  $  88,771,319
       GROSS UNREALIZED DEPRECIATION                    (14,898,878)
                                                      -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $  73,872,441

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                      C&B LARGE      DISCIPLINED             EQUITY
                                                                      CAP VALUE           GROWTH             INCOME
                                                                      PORTFOLIO        PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $ 726,677,617    $ 178,966,910    $ 1,268,881,158
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................                0                0         66,312,830
   INVESTMENTS IN AFFILIATES .................................       47,449,957        9,535,127          3,887,463
                                                                  -------------    -------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      774,127,574      188,502,037      1,339,081,451
                                                                  -------------    -------------    ---------------
   FOREIGN CURRENCY, AT VALUE ................................                0                0                  0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........                0                0                  0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................                0                0                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        1,004,840           91,719          1,244,277
                                                                  -------------    -------------    ---------------
TOTAL ASSETS .................................................      775,132,414      188,593,756      1,340,325,728
                                                                  -------------    -------------    ---------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................              390                0                  0
   PAYABLE FOR INVESTMENTS PURCHASED .........................                0        3,527,998                  0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....          418,302          124,117            771,459
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            5,324            1,363              2,730
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................                0                0         66,312,830
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           12,329           38,112             42,424
                                                                  -------------    -------------    ---------------
TOTAL LIABILITIES ............................................          436,345        3,691,590         67,129,443
                                                                  -------------    -------------    ---------------
TOTAL NET ASSETS .............................................    $ 774,696,069    $ 184,902,166    $ 1,273,196,285
                                                                  =============    =============    ===============
INVESTMENTS AT COST ..........................................    $ 774,183,816    $ 158,524,680    $ 1,047,746,223
                                                                  =============    =============    ===============
FOREIGN CURRENCIES AT COST ...................................    $           0    $           0    $             0
                                                                  =============    =============    ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $           0    $           0    $    67,316,713
                                                                  =============    =============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         EQUITY                     INTERNATIONAL     INTERNATIONAL
                                                                          VALUE             INDEX            CORE            GROWTH
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $ 432,775,008   $ 2,111,375,845   $ 154,808,080   $   247,506,928
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................                0       210,238,994      15,019,716        15,674,922
   INVESTMENTS IN AFFILIATES .................................        6,594,430        37,455,681       5,289,272         2,277,356
                                                                  -------------   ---------------   -------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      439,369,438     2,359,070,520     175,117,068       265,459,206
                                                                  -------------   ---------------   -------------   ---------------
   FOREIGN CURRENCY, AT VALUE ................................                0                 0               0                 0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........                0            39,375               0                 0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................        6,370,451             1,176         364,447         2,589,396
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................          399,985         2,384,218         874,304           433,997
                                                                  -------------   ---------------   -------------   ---------------
TOTAL ASSETS .................................................      446,139,874     2,361,495,289     176,355,819       268,482,599
                                                                  -------------   ---------------   -------------   ---------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................                0                 0          11,974            14,725
   PAYABLE FOR INVESTMENTS PURCHASED .........................        7,637,031                 0         674,345           729,528
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....          258,948           186,175         139,732           199,005
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            3,450             3,536           3,684             3,847
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................                0       210,238,994      15,019,716        15,674,922
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           20,457            29,176          33,000            32,270
                                                                  -------------   ---------------   -------------   ---------------
TOTAL LIABILITIES ............................................        7,919,886       210,457,881      15,882,451        16,654,297
                                                                  -------------   ---------------   -------------   ---------------
TOTAL NET ASSETS .............................................    $ 438,219,988   $ 2,151,037,408   $ 160,473,368   $   251,828,302
                                                                  =============   ===============   =============   ===============
INVESTMENTS AT COST ..........................................    $ 403,691,785   $ 1,956,494,732   $ 153,413,967   $   239,327,018
                                                                  =============   ===============   =============   ===============
FOREIGN CURRENCIES AT COST ...................................    $           0   $             0   $           0   $             0
                                                                  =============   ===============   =============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $           0   $   207,496,320   $  14,298,833   $    14,977,096
                                                                  =============   ===============   =============   ===============

                                                                  INTERNATIONAL     INTERNATIONAL       LARGE CAP     LARGE COMPANY
                                                                          INDEX             VALUE    APPRECIATION            GROWTH
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $ 157,908,561   $   156,814,269   $ 128,840,088   $ 3,542,129,659
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................        9,359,939        18,598,840               0       183,018,564
   INVESTMENTS IN AFFILIATES .................................        1,739,815         3,489,426       7,070,203        22,598,235
                                                                  -------------   ---------------   -------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      169,008,315       178,902,535     135,910,291     3,747,746,458
                                                                  -------------   ---------------   -------------   ---------------
   FOREIGN CURRENCY, AT VALUE ................................          297,770         1,163,371               0                 0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........          414,624                 0               0                 0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................          578,216            23,731         490,020                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................          494,151           867,723          87,811           689,142
                                                                  -------------   ---------------   -------------   ---------------
TOTAL ASSETS .................................................      170,793,076       180,957,360     136,488,122     3,748,435,600
                                                                  -------------   ---------------   -------------   ---------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................                0                 0             423                 0
   PAYABLE FOR INVESTMENTS PURCHASED .........................                0                 0       3,554,099                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....           31,961           147,953          78,971         1,855,534
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            3,847             2,995           3,258             4,260
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................        9,359,939        18,598,840               0       183,018,564
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           25,110            31,991          61,614            23,699
                                                                  -------------   ---------------   -------------   ---------------
TOTAL LIABILITIES ............................................        9,420,857        18,781,779       3,698,365       184,902,057
                                                                  -------------   ---------------   -------------   ---------------
TOTAL NET ASSETS .............................................    $ 161,372,219   $   162,175,581   $ 132,789,757   $ 3,563,533,543
                                                                  =============   ===============   =============   ===============
INVESTMENTS AT COST ..........................................    $ 144,740,953   $   140,985,512   $ 115,043,896   $ 3,146,854,259
                                                                  =============   ===============   =============   ===============
FOREIGN CURRENCIES AT COST ...................................    $     343,183   $     1,187,311   $           0   $             0
                                                                  =============   ===============   =============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $   8,951,265   $    17,776,706   $           0   $   178,383,554
                                                                  =============   ===============   =============   ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                       SMALL CAP    SMALL COMPANY    SMALL COMPANY
                                                                           INDEX           GROWTH            VALUE
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $  352,406,041   $  876,841,553   $  607,890,351
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................        61,501,119       97,920,505       98,118,613
   INVESTMENTS IN AFFILIATES .................................         6,934,802       23,472,510       18,814,517
                                                                  --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........       420,841,962      998,234,568      724,823,481
                                                                  --------------   --------------   --------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........            49,125                0                0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................           121,804       10,654,709        1,790,507
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................           251,223          257,743          789,029
                                                                  --------------   --------------   --------------
TOTAL ASSETS .................................................       421,264,114    1,009,147,020      727,403,017
                                                                  --------------   --------------   --------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................                 0            1,843                0
   PAYABLE FOR INVESTMENTS PURCHASED .........................           504,126       21,508,511        8,817,906
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....            59,011          680,257          209,597
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...             4,125            3,445            3,156
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................        61,501,119       97,920,505       98,118,613
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................            23,624           24,724           24,441
                                                                  --------------   --------------   --------------
TOTAL LIABILITIES ............................................        62,092,005      120,139,285      107,173,713
                                                                  --------------   --------------   --------------
TOTAL NET ASSETS .............................................    $  359,172,109   $  889,007,735   $  620,229,304
                                                                  ==============   ==============   ==============
INVESTMENTS AT COST ..........................................    $  322,015,666   $  902,725,799   $  650,630,493
                                                                  ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $   59,880,477   $   95,349,416   $   95,034,777
                                                                  ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

               STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                     C&B LARGE       DISCIPLINED           EQUITY
                                                                     CAP VALUE            GROWTH           INCOME
                                                                   PORTFOLIO(2)        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   7,109,038    $   2,133,730    $  38,237,170
   INTEREST ...................................................          97,697                0            4,941
   INCOME FROM AFFILIATED SECURITIES ..........................         938,352          114,551          152,823
   SECURITIES LENDING INCOME, NET .............................               0            5,651           90,771
                                                                  -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       8,145,087        2,253,932       38,485,705
                                                                  -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................       3,564,863        1,388,572       10,233,544
   CUSTODY FEES ...............................................          96,450           37,029          291,675
   ACCOUNTING FEES ............................................               0                0                0
   PROFESSIONAL FEES ..........................................          21,190           19,929           35,346
   REGISTRATION FEES ..........................................           1,456            1,027            2,055
   SHAREHOLDER REPORTS ........................................           8,247               99           12,067
   TRUSTEES' FEES .............................................          11,668            4,826            8,057
   OTHER FEES AND EXPENSES ....................................           3,264            3,880           36,358
                                                                  -------------    -------------    -------------
TOTAL EXPENSES ................................................       3,707,138        1,455,362       10,619,102
                                                                  -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............        (305,980)         (14,477)      (1,851,941)
   NET EXPENSES ...............................................       3,401,158        1,440,885        8,767,161
                                                                  -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................       4,743,929          813,047       29,718,544
                                                                  -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      11,559,905        3,565,680      263,090,149
   FUTURES TRANSACTIONS .......................................               0                0                0
                                                                  -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      11,559,905        3,565,680      263,090,149
                                                                  -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................         (56,242)      16,219,053     (101,890,052)
   FORWARD FOREIGN CURRENCY CONTRACTS .........................               0                0                0
   FUTURES TRANSACTIONS .......................................               0                0                0
                                                                  -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ................................................         (56,242)      16,219,053     (101,890,052)
                                                                  =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      11,503,663       19,784,733      161,200,097
                                                                  -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $  16,247,592    $  20,597,780    $ 190,918,641
                                                                  =============    =============    =============
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................   $      97,636    $           0    $      89,398

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6,
       2004.

   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6,
       2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         EQUITY                     INTERNATIONAL    INTERNATIONAL
                                                                          VALUE            INDEX             CORE           GROWTH
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO(3)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   6,581,796    $  41,784,657    $   4,080,025    $   3,187,525
   INTEREST ...................................................          37,403           35,976                0           70,248
   INCOME FROM AFFILIATED SECURITIES ..........................         208,277          430,716           98,551          131,187
   SECURITIES LENDING INCOME, NET .............................           8,964          413,840          107,334           49,408
                                                                  -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       6,836,440       42,665,189        4,285,910        3,438,368
                                                                  -------------    -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................       2,596,717        1,765,750        1,570,869        1,570,059
   CUSTODY FEES ...............................................          69,246          403,835          165,355          165,269
   ACCOUNTING FEES ............................................               0                0           21,730            7,146
   PROFESSIONAL FEES ..........................................          17,718           42,757           27,497           32,843
   REGISTRATION FEES ..........................................               0            1,027            1,076            1,076
   SHAREHOLDER REPORTS ........................................              99           20,108              752            1,029
   TRUSTEES' FEES .............................................           9,543           10,071            7,644           10,269
   OTHER FEES AND EXPENSES ....................................             459           83,360            9,681            7,845
                                                                  -------------    -------------    -------------    -------------
TOTAL EXPENSES ................................................       2,693,782        2,326,908        1,804,604        1,795,536
                                                                  -------------    -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (68,964)      (1,613,547)         (21,857)         (44,962)
   NET EXPENSES ...............................................       2,624,818          713,361        1,782,747        1,750,574
                                                                  -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................       4,211,622       41,951,828        2,503,163        1,687,794
                                                                  -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      36,519,620       83,827,799       64,013,738        8,235,022
   FUTURES TRANSACTIONS .......................................               0          783,967                0                0
                                                                  -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      36,519,620       84,611,766       64,013,738        8,235,022
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      24,408,508      139,501,455      (35,614,283)      26,128,962
   FORWARD FOREIGN CURRENCY CONTRACTS .........................               0                0                0                0
   FUTURES TRANSACTIONS .......................................               0          138,150                0                0
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ................................................      24,408,508      139,639,605      (35,614,283)      26,128,962
                                                                  =============    =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      60,928,128      224,251,371       28,399,455       34,363,984
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $  65,139,750    $ 266,203,199    $  30,902,618    $  36,051,778
                                                                  =============    =============    =============    =============
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................   $           0    $           0    $     472,581    $     387,000

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6,
       2004

   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6,
       2004

                                                                  INTERNATIONAL    INTERNATIONAL        LARGE CAP    LARGE COMPANY
                                                                          INDEX            VALUE     APPRECIATION           GROWTH
                                                                    PORTFOLIO(3)       PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   4,332,052    $   5,092,747    $   1,839,976    $  47,588,390
   INTEREST ...................................................          57,013           32,548                0              405
   INCOME FROM AFFILIATED SECURITIES ..........................          64,833           45,333          101,904          791,335
   SECURITIES LENDING INCOME, NET .............................          61,859          122,461            2,560          417,735
                                                                  -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       4,515,757        5,293,089        1,944,440       48,797,865
                                                                  -------------    -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................         551,206        1,519,878          868,753       23,715,942
   CUSTODY FEES ...............................................         157,488          159,987           24,821          710,647
   ACCOUNTING FEES ............................................           7,146           27,650                0                0
   PROFESSIONAL FEES ..........................................          33,732           30,062           14,693           67,833
   REGISTRATION FEES ..........................................              98              616                0            4,351
   SHAREHOLDER REPORTS ........................................           1,029           15,815               99           69,378
   TRUSTEES' FEES .............................................          10,269            8,405            9,376           13,445
   OTHER FEES AND EXPENSES ....................................           8,761            6,245            1,468           41,970
                                                                  -------------    -------------    -------------    -------------
TOTAL EXPENSES ................................................         769,729        1,768,658          919,210       24,623,566
                                                                  -------------    -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (45,304)          (6,927)          (4,008)        (497,237)
   NET EXPENSES ...............................................         724,425        1,761,731          915,202       24,126,329
                                                                  -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................       3,791,332        3,531,358        1,029,238       24,671,536
                                                                  -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................       3,136,825       14,568,321        9,657,362      176,488,735
   FUTURES TRANSACTIONS .......................................         578,631                0                0                0
                                                                  -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       3,715,456       14,568,321        9,657,362      176,488,735
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      24,251,059       19,114,976       11,730,871      200,597,199
   FORWARD FOREIGN CURRENCY CONTRACTS .........................         (37,385)               0                0                0
   FUTURES TRANSACTIONS .......................................         145,987                0                0                0
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ................................................      24,359,661       19,114,976       11,730,871      200,597,199
                                                                  =============    =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      28,075,117       33,683,297       21,388,233      377,085,934
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $  31,866,449    $  37,214,655    $  22,417,471    $ 401,757,470
                                                                  =============    =============    =============    =============
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................   $     437,264    $     492,765    $           0    $     471,123

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6,
       2004

   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6,
       2004

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

               STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                             SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                                 INDEX          GROWTH           VALUE
                                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................   $  3,692,461   $   3,326,384   $   6,951,630
   INTEREST ...........................................................          7,832          13,560               0
   INCOME FROM AFFILIATED SECURITIES ..................................        137,492         408,687         405,011
   SECURITIES LENDING INCOME, NET .....................................        160,405         158,666         259,078
                                                                          ------------   -------------   -------------
TOTAL INVESTMENT INCOME ...............................................      3,998,190       3,907,297       7,615,719
                                                                          ------------   -------------   -------------
EXPENSES
   ADVISORY FEES ......................................................        677,118       7,473,106       4,787,221
   CUSTODY FEES .......................................................         67,712         169,923         106,794
   PROFESSIONAL FEES ..................................................         25,515          27,783          22,130
   REGISTRATION FEES ..................................................          1,430           1,040           1,027
   SHAREHOLDER REPORTS ................................................             99          18,097              99
   TRUSTEES' FEES .....................................................         10,034           9,844           9,121
   OTHER FEES AND EXPENSES ............................................          7,225          10,800           6,909
                                                                          ------------   -------------   -------------
TOTAL EXPENSES ........................................................        789,133       7,710,593       4,933,301
                                                                          ------------   -------------   -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................       (171,065)         (8,374)       (563,775)
   NET EXPENSES .......................................................        618,068       7,702,219       4,369,526
                                                                          ------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ..........................................      3,380,122      (3,794,922)      3,246,193
                                                                          ------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....     13,594,333      96,209,873      90,994,124
   FUTURES TRANSACTIONS ...............................................        487,279               0               0
                                                                          ------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................     14,081,612      96,209,873      90,994,124
                                                                          ------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....     46,362,120      34,372,379      18,729,897
   FUTURES TRANSACTIONS ...............................................       (167,375)              0               0
                                                                          ------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...     46,194,745      34,372,379      18,729,897
                                                                          ============   =============   =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................     60,276,357     130,582,252     109,724,021
                                                                          ------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $ 63,656,479   $ 126,787,330   $ 112,970,214
                                                                          ============   =============   =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...............................   $        662   $      18,943   $           0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     C&B LARGE CAP
                                                                                  VALUE PORTFOLIO(1)
                                                                                  ------------------
                                                                                             FOR THE
                                                                                        PERIOD ENDED
                                                                                  SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     $            0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          4,743,929
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         11,559,905
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........            (56,242)
                                                                                    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         16,247,592
                                                                                    --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................        781,393,050
   WITHDRAWALS ................................................................        (22,944,573)
                                                                                    --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..        758,448,477
                                                                                    --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................        774,696,069
                                                                                    --------------
ENDING NET ASSETS .............................................................     $  774,696,069
                                                                                    ==============

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                        DISCIPLINED GROWTH PORTFOLIO                EQUITY INCOME PORTFOLIO
                                                  ---------------------------------------   ---------------------------------------
                                                             FOR THE              FOR THE              FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................     $ 178,341,304        $  68,952,232       $ 1,739,060,014      $ 1,722,271,878

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............           813,047              422,486            29,718,544           33,621,007
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         3,565,680            8,120,696           263,090,149          120,946,408
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ............        16,219,053            1,213,865          (101,890,052)         130,168,706
                                                    -------------        -------------       ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................        20,597,780            9,757,047           190,918,641          284,736,121
                                                    -------------        -------------       ---------------      ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................         7,178,229          117,935,478            22,472,150           62,374,582
   WITHDRAWALS ................................       (21,215,147)         (18,303,453)         (679,254,520)        (330,322,567)
                                                    -------------        -------------       ---------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ............       (14,036,918)          99,632,025          (656,782,370)        (267,947,985)
                                                    -------------        -------------       ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........         6,560,862          109,389,072          (465,863,729)          16,788,136
                                                    -------------        -------------       ---------------      ---------------
ENDING NET ASSETS .............................     $ 184,902,166        $ 178,341,304       $ 1,273,196,285      $ 1,739,060,014
                                                    =============        =============       ===============      ===============

                                                                                           EQUITY VALUE PORTFOLIO
                                                                                  ---------------------------------------
                                                                                             FOR THE              FOR THE
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................    $ 225,993,634        $ 176,504,265

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................        4,211,622            2,621,682
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       36,519,620           13,518,763
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........       24,408,508           15,926,689
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       65,139,750           32,067,134
                                                                                    -------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ...............................................................      240,172,585           39,668,894
   WITHDRAWALS .................................................................      (93,085,981)         (22,246,659)
                                                                                    -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...      147,086,604           17,422,235
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      212,226,354           49,489,369
                                                                                    -------------        -------------
ENDING NET ASSETS ..............................................................    $ 438,219,988        $ 225,993,634
                                                                                    =============        =============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        INDEX PORTFOLIO              INTERNATIONAL CORE PORTFOLIO
                                                               ---------------------------------   --------------------------------
                                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004         30, 2005          30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $ 1,846,126,209   $ 1,519,471,820   $  461,906,264   $   558,639,567

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................        41,951,828        30,419,342        2,503,163         4,097,628
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................        84,611,766        20,460,405       64,013,738        35,988,895
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................       139,639,605       161,202,670      (35,614,283)       26,097,428
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................       266,203,199       212,082,417       30,902,618        66,183,951
                                                               ---------------   ---------------   --------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

   CONTRIBUTIONS ...........................................       321,376,976       298,540,563       15,224,525        55,396,567
   WITHDRAWALS .............................................      (282,668,976)     (183,968,591)    (347,560,039)     (218,313,821)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................        38,708,000       114,571,972     (332,335,514)     (162,917,254)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       304,911,199       326,654,389     (301,432,896)      (96,733,303)
                                                               ---------------   ---------------   --------------   ---------------
ENDING NET ASSETS ..........................................   $ 2,151,037,408   $ 1,846,126,209   $  160,473,368   $   461,906,264
                                                               ===============   ===============   ==============   ===============

(2)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

(3)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                INTERNATIONAL     INTERNATIONAL
                                                                    GROWTH            INDEX               INTERNATIONAL VALUE
                                                                 PORTFOLIO(2)      PORTFOLIO(2)              PORTFOLIO(3)
                                                               ---------------   ---------------   --------------------------------
                                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                                  PERIOD ENDED      PERIOD ENDED       YEAR ENDED      PERIOD ENDED
                                                                     SEPTEMBER         SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2005         30, 2005          30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              $             0   $             0   $  155,296,981   $             0
   BEGINNING NET ASSETS ....................................

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         1,687,794         3,791,332        3,531,358         3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         8,235,022         3,715,456       14,568,321         6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        26,128,962        24,359,661       19,114,976        18,770,563
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        36,051,778        31,866,449       37,214,655        29,132,589
                                                               ---------------   ---------------   --------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

   CONTRIBUTIONS ...........................................       248,728,667       159,805,164        7,530,070       158,805,034
   WITHDRAWALS .............................................       (32,952,143)      (30,299,394)     (37,866,125)      (32,640,642)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................       215,776,524       129,505,770      (30,336,055)      126,164,392
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       251,828,302       161,372,219        6,878,600       155,296,981
                                                               ---------------   ---------------   --------------   ---------------
ENDING NET ASSETS ..........................................   $   251,828,302   $   161,372,219   $  162,175,581   $   155,296,981
                                                               ===============   ===============   ==============   ===============

                                                                     LARGE CAP APPRECIATION
                                                                            PORTFOLIO
                                                               ---------------------------------
                                                                       FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              $   114,158,777   $    87,988,404
   BEGINNING NET ASSETS ....................................

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         1,029,238           490,638
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         9,657,362         8,831,645
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        11,730,871           332,152
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        22,417,471         9,654,435
                                                               ---------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

   CONTRIBUTIONS ...........................................        13,469,241        31,152,727
   WITHDRAWALS .............................................       (17,255,732)      (14,636,789)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................        (3,786,491)       16,515,938
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................        18,630,980        26,170,373
                                                               ---------------   ---------------
ENDING NET ASSETS ..........................................   $   132,789,757   $   114,158,777
                                                               ===============   ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                LARGE COMPANY GROWTH PORTFOLIO
                                                               ---------------------------------
                                                                       FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $ 3,403,979,864   $ 3,142,794,537

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................        24,671,536        (2,998,613)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................       176,488,735        27,110,210
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................       200,597,199        56,425,249
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................       401,757,470        80,536,846
                                                               ---------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ...........................................       497,083,297       617,149,615
   WITHDRAWALS .............................................      (739,287,088)     (436,501,134)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................      (242,203,791)      180,648,481
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       159,553,679       261,185,327
                                                               ---------------   ---------------
ENDING NET ASSETS ..........................................   $ 3,563,533,543   $ 3,403,979,864
                                                               ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   SMALL CAP INDEX PORTFOLIO        SMALL COMPANY GROWTH PORTFOLIO
                                                               ---------------------------------   --------------------------------
                                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004         30, 2005          30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $   311,448,570   $   239,357,242   $  798,352,072   $   673,051,277

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         3,380,122         2,720,043       (3,794,922)       (4,997,941)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................        14,081,612        19,154,353       96,209,873       133,365,380
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        46,194,745        36,954,209       34,372,379       (43,446,929)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        63,656,479        58,828,605      126,787,330        84,920,510
                                                               ---------------   ---------------   --------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ...........................................   $    28,963,364        53,926,147       84,733,044       128,018,265
   WITHDRAWALS .............................................       (44,896,304)      (40,663,424)    (120,864,711)      (87,637,980)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................       (15,932,940)       13,262,723      (36,131,667)       40,380,285
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................        47,723,539        72,091,328       90,655,663       125,300,795
                                                               ---------------   ---------------   --------------   ---------------
ENDING NET ASSETS ..........................................   $   359,172,109   $   311,448,570   $  889,007,735   $   798,352,072
                                                               ===============   ===============   ==============   ===============

                                                                 SMALL COMPANY VALUE PORTFOLIO
                                                               ---------------------------------
                                                                       FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $   445,746,360   $   291,539,627

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         3,246,193         2,087,792
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................        90,994,124        49,788,049
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        18,729,897        23,772,645
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................       112,970,214        75,648,486
                                                               ---------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ...........................................       137,873,623       130,115,327
   WITHDRAWALS .............................................       (76,360,893)      (51,557,080)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................        61,512,730        78,558,247
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       174,482,944       154,206,733
                                                               ---------------   ---------------
ENDING NET ASSETS ..........................................   $   620,229,304   $   445,746,360
                                                               ===============   ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  --------------------------------------------------                 PORTFOLIO
                                                  NET INVESTMENT       GROSS   EXPENSES          NET       TOTAL      TURNOVER
                                                   INCOME (LOSS)    EXPENSES     WAIVED     EXPENSES   RETURN(2)          RATE
------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 ....              0.98%       0.77%     (0.06)%       0.71%       1.51%          19%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.44%       0.79%     (0.01)%       0.78%      11.76%          45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.28%       0.80%     (0.26)%       0.54%       9.88%          87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.28%       0.88%     (0.15)%       0.73%      25.65%         117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.27%       0.91%     (0.18)%       0.73%     (12.57)%        156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              0.15%       0.82%     (0.10)%       0.72%     (20.55)%        181%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              2.04%       0.73%     (0.13)%       0.60%      13.30%          20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              1.86%       0.77%     (0.21)%       0.56%      17.04%          11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              2.01%       0.78%     (0.11)%       0.67%      20.66%           9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              1.61%       0.78%     (0.10)%       0.68%     (19.49)%         12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              1.29%       0.78%     (0.10)%       0.68%      (8.61)%          3%

EQUITY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              1.22%       0.78%     (0.02)%       0.76%      21.61%         145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              1.25%       0.80%     (0.18)%       0.62%      17.82%         122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....              0.64%       0.86%     (0.32)%       0.54%      (1.80)%          3%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              2.08%       0.12%     (0.08)%       0.04%      12.23%           8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              1.71%       0.17%     (0.14)%       0.03%      13.87%           2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              1.70%       0.18%     (0.05)%       0.13%      24.42%           3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              1.40%       0.18%     (0.05)%       0.13%     (20.52)%          4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              1.23%       0.18%     (0.05)%       0.13%     (26.56)%          2%

INTERNATIONAL CORE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              1.51%       1.09%     (0.01)%       1.08%      18.69%         108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.86%       1.11%     (0.15)%       0.96%      13.84%          33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.81%       1.12%     (0.03)%       1.09%      18.39%          75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.54%       1.26%     (0.02)%       1.24%     (19.04)%         38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              0.57%       1.31%     (0.04)%       1.27%     (28.86)%         33%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .....              1.02%       1.08%     (0.02)%       1.06%      22.30%          67%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .....              2.41%       0.49%     (0.03)%       0.46%      21.90%          21%

INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              2.21%       1.11%     (0.01)%       1.10%      25.92%          14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ....              2.61%       1.02%     (0.18)%       0.84%      20.00%          24%

LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.83%       0.74%      0.00%        0.74%      20.02%         133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.50%       0.76%     (0.14)%       0.62%      10.56%         149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.29%       0.81%     (0.09)%       0.72%      18.50%         153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.37%       0.88%     (0.16)%       0.72%     (20.04)%        123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....              1.51%       0.79%     (0.07)%       0.72%      (7.01)%         10%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.69%       0.69%     (0.01)%       0.68%      11.03%          18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........             (0.09)%      0.76%     (0.08)%       0.68%       2.96%          14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........             (0.24)%      0.78%     (0.02)%       0.76%      27.90%          13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........             (0.34)%      0.78%      0.00%        0.78%     (22.32)%         18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........             (0.29)%      0.78%      0.00%        0.78%     (39.70)%         13%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  --------------------------------------------------                PORTFOLIO
                                                  NET INVESTMENT       GROSS   EXPENSES          NET       TOTAL     TURNOVER
                                                   INCOME (LOSS)    EXPENSES     WAIVED     EXPENSES   RETURN(2)         RATE
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              1.00%       0.23%     (0.05)%       0.18%      21.03%         14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.93%       0.28%     (0.19)%       0.09%      23.97%         17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.74%       0.31%     (0.02)%       0.29%      27.79%         11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.57%       0.33%     (0.01)%       0.32%      (2.60)%        17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              0.90%       0.33%     (0.01)%       0.32%     (12.27)%        25%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........             (0.45)%      0.91%      0.00%        0.91%      16.51%        142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........             (0.63)%      0.93%     (0.07)%       0.86%      12.70%        145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........             (0.35)%      0.94%     (0.02)%       0.92%      37.90%        163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........             (0.40)%      0.94%      0.00%        0.94%     (19.95)%       169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........             (0.17)%      0.94%      0.00%        0.94%     (23.09)%       206%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.61%       0.92%     (0.10)%       0.82%      24.77%         70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.54%       0.93%     (0.13)%       0.80%      23.72%         64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.70%       0.95%     (0.16)%       0.79%      38.33%         80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.68%       0.98%     (0.19)%       0.79%      (2.16)%        98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              1.32%       0.97%     (0.18)%       0.79%      10.70%         90%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower has certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of September 30, 2005, outstanding forward contracts were as follows:

                                  Currency                                              Currency     Net Unrealized
                                Amount to be                                          Amount to be   Appreciation/
Fund                              Received     Type of Currency    Settlement Date     Delivered     (Depreciation)
INTERNATIONAL INDEX PORTFOLIO       823,608          Euro             12/29/2005       $ 1,000,000     $  (10,146)
                                    562,509      British Pound        12/29/2005       $ 1,000,000     $   (7,852)
                                 88,615,200      Japanese Yen         12/29/2005       $   800,000     $  (19,387)

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2005, the following Fund(s) held futures contracts:

                                                                                                          Net Unrealized
                                                                                                           Appreciation
FUND                              Contracts         Type           Expiration Date    Notional Amount     (Depreciation)
INDEX PORTFOLIO                    63 Long      S&P 500 Index       December 2005       $ 19,379,371        $ 60,490
INTERNATIONAL INDEX PORTFOLIO      32 Long     DJ Eurostoxx 50      December 2005          1,311,277          14,357
                                   13 Long     FTSE 100 Index       December 2005          1,276,507         (15,168)
                                    8 Long         TOPIX            December 2005            930,317          63,860
SMALL CAP INDEX PORTFOLIO          22 Long      Russell 2000        December 2005          7,422,875         (29,775)

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo Bank, N.A. will be

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

receiving 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                        Sub-Advisory
                                                  Advisory Fees                                                          Fees (% of
                             Average Daily       (% of Average                                   Average Daily         Average Daily
Portfolio                      Net Assets       Daily Net Assets)      Sub-Adviser                 Net Assets           Net Assets)
C&B LARGE CAP               $0 - $499 million         0.750         Cooke & Bieler, L.P.          $0 - $250 million        0.45
VALUE PORTFOLIO           $500 - $999 million         0.700                                     $250 - $500 million        0.40
                           $1 - $2.99 billion         0.650                                     $500 - $750 million        0.35
                           $3 - $4.99 billion         0.625                                          > $750 million        0.30
                              > $4.99 billion         0.600
DISCIPLINED                 $0 - $499 million         0.750             Smith Asset               $0 - $200 million        0.30
GROWTH PORTFOLIO          $500 - $999 million         0.700             Management              $200 - $500 million        0.20
                           $1 - $2.99 billion         0.650             Group, L.P.                  > $500 million        0.15
                           $3 - $4.99 billion         0.625
                              > $4.99 billion         0.600
EQUITY INCOME               $0 - $499 million         0.750             Wells Capital             $0 - $200 million        0.25
PORTFOLIO                 $500 - $999 million         0.700             Management              $200 - $400 million        0.20
                           $1 - $2.99 billion         0.650             Incorporated                 > $400 million        0.15
                           $3 - $4.99 billion         0.625
                              > $4.99 billion         0.600
EQUITY VALUE                $0 - $499 million         0.750         Systematic Financial          $0 - $150 million        0.30
PORTFOLIO                 $500 - $999 million         0.700            Management L.P.          $150 - $350 million        0.20
                           $1 - $2.99 billion         0.650                                     $350 - $750 million        0.15
                           $3 - $4.99 billion         0.625                                $750 million -$1 billion        0.13
                              > $4.99 billion         0.600                                            > $1 billion        0.10
INDEX PORTFOLIO             $0 - $999 million         0.100             Wells Capital             $0 - $200 million        0.02
                           $1 - $4.99 billion         0.075             Management                   > $200 million        0.01
                              > $4.99 billion         0.050             Incorporated
INTERNATIONAL               $0 - $499 million         0.950               New Star                 $0 - $50 million        0.35
CORE PORTFOLIO*           $500 - $999 million         0.900             Institutional            $50 - $550 million        0.29
                           $1 - $2.99 billion         0.850               Managers                   > $550 million        0.20
                           $3 - $4.99 billion         0.825               Limited
                              > $4.99 billion         0.800
INTERNATIONAL               $0 - $499 million         0.950           Artisan Partners                                     0.70
GROWTH PORTFOLIO          $500 - $999 million         0.900          Limited Partnership
                           $1 - $2.99 billion         0.850
                           $3 - $4.99 billion         0.825
                              > $4.99 billion         0.800

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INTERNATIONAL               $0 - $999 million          0.350             SSgA Funds               $0 - $100 million        0.08
INDEX PORTFOLIO            $1 - $4.99 billion          0.325             Management                  > $100 million        0.06
                              > $4.99 billion          0.300
INTERNATIONAL               $0 - $499 million          0.950              LSV Asset               $0 - $150 million        0.35
VALUE PORTFOLIO           $500 - $999 million          0.900              Management            $150 - $500 million        0.40
                           $1 - $2.99 billion          0.850                                    $500 - $750 million        0.35
                           $3 - $4.99 billion          0.825                               $750 million -$1 billion       0.325
                              > $4.99 billion          0.800                                           > $1 billion        0.30
LARGE CAP                   $0 - $999 million          0.700           Cadence Capital            $0 - $250 million        0.30
APPRECIATION PORTFOLIO     $1 - $2.99 billion          0.650           Management, LLC          $250 - $500 million        0.20
                           $3 - $4.99 billion          0.625                              $500 million - $1 billion        0.15
                              > $4.99 billion          0.600                                           > $1 billion        0.10
LARGE COMPANY               $0 - $499 million          0.750          Peregrine Capital            $0 - $25 million        0.75
GROWTH PORTFOLIO          $500 - $999 million          0.700           Management, Inc.           $25 - $50 million        0.60
                           $1 - $2.99 billion          0.650                                     $50 - $275 million        0.50
                           $3 - $4.99 billion          0.625                                         > $275 million        0.30
                              > $4.99 billion          0.600
SMALL CAP                   $0 - $999 million          0.200           Wells Capital              $0 - $200 million        0.02
INDEX PORTFOLIO            $1 - $4.99 billion          0.175             Management                  > $200 million        0.01
                              > $4.99 billion          0.150            Incorporated
SMALL COMPANY               $0 - $499 million          0.900          Peregrine Capital            $0 - $50 million        0.90
GROWTH PORTFOLIO          $500 - $999 million          0.850          Management, Inc.           $50 - $180 million        0.75
                           $1 - $2.99 billion          0.800                                    $180 - $340 million        0.65
                           $3 - $4.99 billion          0.775                                    $340 - $685 million        0.50
                              > $4.99 billion          0.750                                    $685 - $735 million        0.52
                                                                                                     > $735 million        0.55
SMALL COMPANY               $0 - $499 million          0.900          Peregrine Capital           $0 - $175 million        0.50
VALUE PORTFOLIO           $500 - $999 million          0.850           Management, Inc.              > $175 million        0.75
                           $1 - $2.99 billion          0.800
                           $3 - $4.99 billion          0.775
                              > $4.99 billion          0.750

* Effective October 6, 2004, New Star Institutional Managers Limited began providing sub-advisory services to the International Core Portfolio subject to the sub-advisory rates referenced above. Prior to October 6, 2004, Wells Capital Management Incorporated served as the Fund's advisor and received a sub-advisory fee at a rate as a percentage of net assets of 0.35% for assets from $0 to $200 million and 0.25% for assets greater than $200 million.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                               % of Average
Fund                                                         Daily Net Assets

INTERNATIONAL CORE PORTFOLIO                                        0.10
INTERNATIONAL GROWTH PORTFOLIO                                      0.10
INTERNATIONAL INDEX PORTFOLIO                                       0.10
INTERNATIONAL VALUE PORTFOLIO                                       0.10
ALL OTHER FUNDS                                                     0.02

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the year ended September 30, 2005, the following funds paid brokerage commissions to an affiliated broker dealer:

Fund                                                         Broker Commission

EQUITY VALUE PORTFOLIO                                           $  1,288
LARGE CAP APPRECIATION PORTFOLIO                                      761
SMALL COMPANY GROWTH PORTFOLIO                                     24,780
SMALL COMPANY VALUE PORTFOLIO                                      11,569

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody feesy.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2005, were as follows:

Portfolio                               Purchases at Cost    Sales Proceeds

C&B LARGE CAP VALUE PORTFOLIO            $  695,162,304      $  106,927,519
DISCIPLINED GROWTH PORTFOLIO                 80,768,147          95,501,768
EQUITY INCOME PORTFOLIO                     289,467,782         918,422,102
EQUITY VALUE PORTFOLIO                      635,396,832         484,232,309
INDEX PORTFOLIO                             165,930,218         207,161,220
INTERNATIONAL CORE PORTFOLIO                189,844,382         482,814,722
INTERNATIONAL GROWTH PORTFOLIO              324,804,357         111,443,816
INTERNATIONAL INDEX PORTFOLIO               162,125,672          31,712,252
INTERNATIONAL VALUE PORTFOLIO                21,388,891          52,480,979
LARGE CAP APPRECIATION PORTFOLIO            159,783,009         163,202,897
LARGE COMPANY GROWTH PORTFOLIO              608,872,563       1,087,760,748
SMALL CAP INDEX PORTFOLIO                    47,934,474          60,157,053
SMALL COMPANY GROWTH PORTFOLIO            1,178,463,008       1,209,603,048
SMALL COMPANY VALUE PORTFOLIO               430,299,815         361,341,718

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio (`MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, fourteen of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of September 30, 2005, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2005, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

OTHER INFORMATION                        WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION


      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***            PAST FIVE YEARS                    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee,                         Associate Professor of             None
63                   since 1987                       Finance, Wake Forest
                                                      University, Calloway School
                                                      of Business and Accountancy.
------------------------------------------------------------------------------------------------------------

Peter G. Gordon      Trustee,                         Chairman, CEO, and Co-Founder      None
63                   since 1998                       of Crystal Geyser Water
                     (Chairman,                       Company and President of
                     since 2005)                      Crystal Geyser Roxane Water
                                                      Company.
------------------------------------------------------------------------------------------------------------

Richard M. Leach     Trustee,                         Retired. Prior thereto,            None
72                   since 1987                       President of Richard M. Leach
                                                      Associates (a financial
                                                      consulting firm).
------------------------------------------------------------------------------------------------------------

Timothy J. Penny     Trustee,                         Senior Counselor to the            None
53                   since 1996                       public relations firm of
                                                      Himle-Horner and Senior
                                                      Fellow at the Humphrey
                                                      Institute, Minneapolis,
                                                      Minnesota (a public policy
                                                      organization).
------------------------------------------------------------------------------------------------------------

Donald C. Willeke    Trustee,                         Principal of the law firm of       None
65                   since 1996                       Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***            PAST FIVE YEARS                    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee,                         Private Investor/Real Estate       None
61                   since 1987                       Developer; Chairman of White
                                                      Point Capital, LLC.
------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                        OTHER INFORMATION
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE                PAST FIVE YEARS                    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch     President,                       Executive Vice President of        None
46                   since 2003                       Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of
                                                      Wells Fargo Funds Management,
                                                      LLC from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------

Stacie D. DeAngelo   Treasurer,                       Senior Vice President of Wells     None
36                   since 2003                       Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
------------------------------------------------------------------------------------------------------------

C. David Messman     Secretary,                       Vice President and Managing        None
45                   since 2000                       Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION                        WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Equity Income Portfolio, Index Portfolio and Small Cap Index Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iv) an investment sub-advisory agreement with Cadence Capital Management LLC ("Cadence") for the Large Cap Appreciation Fund and Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio and International Value Portfolio; (vii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (viii) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (ix) an investment sub-advisory agreement with Smith Asset Management Group ("Smith") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund and Disciplined Growth Portfolio; (x) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xi) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Fund and Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on April 4, 2005, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Because the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in the portfolios identified above and the C&B Large Cap Value Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund are gateway feeder funds that invest all of their assets in one of the portfolios identified above, which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                        OTHER INFROMATION
--------------------------------------------------------------------------------

Boards. The Boards reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Boards considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Boards considered information regarding each of Funds Management's and the Sub-Adviser's compensation for its personnel involved in the management of the Funds. In addition, the Boards considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

      Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods. They also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Boards noted that the performance of the Equity Income Fund, Large Company Growth Fund and Small Company Growth Fund was lower than the median performance of each Fund's Peer Group for all time periods and required further review. Accordingly, the Wells Fargo Funds Trust Board asked for a continued report on the performance of the Equity Income Fund, Large Company Growth Fund and Small Company Growth Fund. The Wells Fargo Funds Trust Board also noted that the C&B Large Cap Value Fund's one-year performance was lower than the median performance of the Peer Group and required further review. Upon further review, the Wells Fargo Funds Trust Board noted the C&B Large Cap Value Fund's underweight position in energy stocks was the primary factor contributing to the Fund's relative underperformance.

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for the Funds' Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds, except the Growth Equity Fund and Large Company Growth Fund, were lower than, equal to, or not appreciably higher than, the Fund's Peer Group's median net operating expense ratios. The Board noted that the net operating expense ratios for certain classes of the Growth Equity Fund and Large Company Growth Fund were higher than their Peer Groups' median net operating expense ratios, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

OTHER INFORMATION                        WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Boards did not consider a separate profitability analysis of Wells Capital Management, Peregrine and Smith, as their separate profitability from their relationships with the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Disciplined Growth Portfolio, was not a material factor in determining whether to renew the agreements. The Boards did not consider profitability information with respect to Artisan, Cooke & Bieler, LSV, New Star, SSgA and Systematic, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, had been negotiated by Funds Management on an arms length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's separate profitability from their relationships with the Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                        OTHER INFORMATION
--------------------------------------------------------------------------------

applicable to brokerage allocation procedures. The Boards also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also regularly review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards review reports of Funds Management and the Sub-Advisers at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Boards meet with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

ITEM 2. CODE OF ETHICS
======================

As of the end of the period, September 30, 2005, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================

(a)
Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2004 and September 30, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Audit Fees were $258,770 and $353,600, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2004 and September 30, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2004 and September 30, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Tax Fees were $76,500 and $0, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Tax Fees were $42,000 and $51,940, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2004 and September 30, 2005.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2004 and September 30, 2005, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Registrant incurred non-audit fees in the amount of $77,000 and $115,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $25,000 and $148,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]
=====================

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES
===============================

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                      Wells Fargo Master Trust

                                                      By: /s/ Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President

Date: November 23, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                      Wells Fargo Master Trust

                                                      By: /s/ Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date: November 23, 2005